As filed with the Securities and Exchange Commission on April 27, 2007

Registration Nos. 333-89875

and 811-09657

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 12	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	☐
ACT OF 1940
Amendment No. 9	☒

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

(Exact Name of Registrant)

UNITED INVESTORS LIFE INSURANCE COMPANY

(Name of Depositor)

2001 Third Avenue South, Birmingham, Alabama 35233

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(205) 325-4300

Name and Address of Agent for Service:	Copy to:

John H. Livingston, Esq.	Frederick R. Bellamy, Esq.
United Investors Life Insurance Company	Sutherland, Asbill & Brennan LLP
2001 Third Avenue South	1275 Pennsylvania Avenue, N.W.
Birmingham, Alabama 35233	Washington, DC 20004-2415

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On May 1, 2007 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	On pursuant to paragraph (a) of Rule 485

Title of securities being registered:

Flexible Premium Variable Life Insurance Policies

Prospectus

May 1, 2007

This prospectus describes the Titanium InvestorSM Variable Universal Life Insurance policy, a flexible premium variable life insurance policy (“policy”) issued by United Investors Life Insurance Company (“United Investors”). The policy is a long-term investment designed to provide significant life insurance benefits for the insured. This prospectus provides information that a prospective owner should know before investing in the policy. You should consider the policy in conjunction with other insurance you own. It may not be advantageous to replace existing insurance with the policy, or to finance the purchase of the policy through a loan or through withdrawals from another policy.

You can allocate your policy’s values to:

•	Titanium Universal Life Variable Account (the “Variable Account”), which invests in the mutual fund portfolios listed below; or
•	the fixed account, which pays a guaranteed minimum fixed rate of interest.

A prospectus for each of the portfolios available through the Variable Account must accompany this prospectus. Please read these documents before investing and save them for future reference.

Please note that the policies and the portfolios:

•	are not guaranteed to achieve their goals;
•	are not federally insured;
•	are not endorsed by any bank or government agency; and
•	are subject to risks, including loss of the amount invested.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the policy or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TITANIUM INVESTORSM

VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by

United Investors Life Insurance Company

through

Titanium Universal Life Variable Account

United Investors Life Insurance Company

Variable Products Division

Administrative Office

2001 Third Avenue South (35233)

P.O. Box 10287

Birmingham, Alabama 35202-0287

Telephone: (800) 340-3787

The policy offers 43 funding choices—one fixed account and 42 variable subaccounts which invest in the following mutual fund portfolios:

AIM Variable Insurance Funds

•	AIM V.I. Capital Appreciation Fund—Series I Shares
•	AIM V.I. Capital Development Fund—Series I Shares
•	AIM V.I. Core Equity Fund—Series I Shares
•	AIM V.I. Government Securities Fund—Series I Shares
•	AIM V.I. International Growth Fund—Series I Shares
•	AIM V.I. Technology Fund—Series I Shares
•	AIM V.I. Utilities Fund—Series I Shares

The Alger American Fund

•	Alger American Balanced Portfolio—Class O Shares
•	Alger American Growth Portfolio—Class O Shares
•	Alger American Income & Growth Portfolio—Class O Shares
•	Alger American Leveraged AllCap Portfolio—Class O Shares
•	Alger American MidCap Growth Portfolio—Class O Shares

Dreyfus Variable Investment Fund

•	Dreyfus VIF-Appreciation Portfolio—Initial Shares
•	Dreyfus VIF-Money Market Portfolio
•	Dreyfus VIF-Quality Bond Portfolio—Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares

DWS Scudder

•	DWS Dreman High Return Equity VIP
•	DWS Dreman Small Mid Cap Value VIP
•	DWS Equity 500 Index VIP
•	DWS High Income VIP
•	DWS Large Cap Value VIP
•	DWS Mid Cap Growth VIP
•	DWS Small Cap Index VIP

Evergreen Investments

•	Evergreen VA Balanced Fund
•	Evergreen VA International Equity Fund
•	Evergreen VA Special Values Fund

MFS® Variable Insurance TrustSM

•	MFS® Emerging Growth Series
•	MFS® High Income Series
•	MFS® Investors Trust Series
•	MFS® Research Series
•	MFS® Total Return Series
•	MFS® Value Series

Franklin Templeton Variable Insurance Products Trust

•	Franklin Global Real Estate Securities Fund—Class 2
•	Franklin Large Cap Value Securities Fund—Class 2
•	Franklin Zero Coupon Fund-2010—Class 2
•	Templeton Foreign Securities Fund—Class 2
•	Templeton Global Asset Allocation Fund—Class 2
•	Templeton Global Income Securities Fund—Class 2

Wells Fargo Variable Trust

•	Wells Fargo Advantage VT Asset Allocation Fund
•	Wells Fargo Advantage VT Discovery Fund
•	Wells Fargo Advantage VT Opportunity Fund
•	Wells Fargo Advantage VT Total Return Bond Fund

VARIABLE LIFE INSURANCE POLICIES:

ARE NOT FDIC INSURED	ARE NOT BANK GUARANTEED	MAY LOSE VALUE

Privacy Policy of United Investors Life Insurance Company (inside front cover)

UI-215, Ed. 5-07

i

The primary purpose of this policy is to provide insurance protection. No claim is made that the policy is similar or comparable to an investment in a mutual fund.

ii

Policy Benefits/Risks Summary

The policy is a flexible premium variable life insurance policy. The policy is built around its policy value. The policy value will increase or decrease depending on the investment performance of the subaccounts, the amount of interest we credit to the fixed account, the premiums you pay, the policy fees and charges we deduct, and the effect of any policy transactions (such as transfers, withdrawals, and loans). We do not guarantee any minimum policy value. You could lose some or all of your money.

This summary describes the policy’s important benefits and risks. The sections in the prospectus following this summary discuss the policy’s benefits and other provisions in more detail. The Glossary at the end of the prospectus defines certain words and phrases used in this prospectus.

The policy is not available in all states. This prospectus does not offer the policies in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

NOTE: Because this is a summary, it does not contain all the information that may be important to you. You should read this entire prospectus and the underlying mutual funds’ prospectuses carefully before investing.

Policy Benefits

Death Benefits

We pay a death benefit to the beneficiary if the insured dies while the policy is in force and prior to the policy’s maturity date. We pay the death benefit when we receive satisfactory proof at our administrative office of the insured’s death.

•	Death Benefit Options A and B. You must select one of two death benefit options under the policy:

(a)	Option A: the greater of the policy’s base face amount or a multiple of its policy value; or

(b)	Option B: the greater of (1) the policy’s base face amount plus its policy value or (2) a multiple of its policy value.

The total death benefit equals the base death benefit above, plus any amounts provided by the adjustable term insurance rider and any other riders payable on the death of the insured.

Subject to certain limits, you may change the policy’s face amount and death benefit option. Changing the policy’s face amount or death benefit option may have tax consequences.

•

No-Lapse Guarantee.    The policy’s no-lapse guarantee feature will keep the policy in force during the first three policy years even if there is insufficient net cash surrender value to pay the cost of insurance and other periodic charges. The no-lapse guarantee remains effective during the first three policy years so long as cumulative premiums paid on the policy, less gross withdrawals and any outstanding loan balance, equals or exceeds the cumulative no-lapse monthly premiums for the number of months the policy has been in force.

•

Optional Death Benefit Guarantee.    An optional death benefit guarantee rider is available, which provides that the base face amount will remain in force if you pay a certain level of premiums. This rider allows you to choose one of two guarantee periods at the time of application:

•	to the later of the insured’s age 65 or 10 years, or
•	for the lifetime of the insured, or to the maturity date.

Each guarantee period requires the payment of higher premiums, and the guarantee does not apply to any rider benefits. As long as the guarantee is in force, we will deduct a monthly charge for the rider from your policy value. This optional benefit rider is not available in all states. (See “State Variations.”)

Cash Benefits

Your policy value is the sum of the amounts allocated to the variable subaccounts (variable account value) and the amount allocated to the fixed account (fixed account value). The cash surrender value (the policy value less any applicable surrender charge) may be substantially less than the premiums paid.

•

Policy Loans.    You may take loans in aggregate amounts of up to 90% of the policy’s cash surrender value. Policy loans reduce the amount available for allocations and transfers. Policy loans may have tax consequences. (See “Tax Considerations.”)

•

Full Surrender.    You may surrender the policy at any time for its net cash surrender value. The net cash surrender value is the cash surrender value less any loan balance. Surrendering the policy may have tax consequences. (See “Tax Considerations.”)

•

Withdrawal.    You generally may make a withdrawal from the net cash surrender value at any time during the insured’s life, provided that the policy has sufficient net cash surrender value remaining. Withdrawals may have tax consequences. (See “Tax Considerations.”)

Transfers

Within certain limits, you (or your registered representative, if written authorization is on file) may transfer all or part of your policy value among the variable subaccounts and the fixed account. We may severely restrict transfers in the future or even revoke the transfer privilege for certain policyholders. (See “Transfers.”)

Tax Benefits

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the policy value, and therefore should not be taxed on increases in the policy value until you take out a loan or withdrawal, surrender the policy, or we pay the maturity benefit. In addition, transfers of policy value are not taxable transactions.

Dollar-Cost Averaging

You may have automatic transfers of a predetermined amount made from the fixed account or the money market variable subaccount to other variable subaccounts. Certain minimums and other restrictions apply.

Automatic Asset Rebalancing

You may have automatic transfers occur at selected intervals that will reallocate your policy value according to your premium allocation percentage for new premiums. Certain minimums and other restrictions apply.

Free Look

For a limited time after the policy’s effective date, you may cancel the policy and receive a full refund of all premiums paid.

Supplemental Benefits

Your policy may have one or more supplemental benefits which are attached to the policy by rider. Each is subject to its own requirements as to eligibility and additional cost. (See “Supplemental Benefits and Riders.”) The benefits currently available under the policy are:

•	accelerated death benefit rider;

•	accidental death benefit rider;

•	additional insured term insurance rider;

•	adjustable term insurance rider;

•	change of person insured rider;

•	children’s term insurance rider;

•	disability waiver of monthly deductions rider;

•	disability waiver of specified premium rider; and

•	option to purchase additional insurance rider.

•	optional death benefit guarantee rider

Other supplemental benefits may also be available, however all benefits may not be available in all states.

Illustrations

Sample illustrations of hypothetical death benefits and policy values are in the Appendices to this prospectus. You should receive your own personalized illustrations that reflect your own particular circumstances. These hypothetical illustrations may help you:

(a)	understand (i) the long-term effects of different levels of investment performance and (ii) the charges and deductions under the policy; and

(b)	compare the policy to other life insurance policies.

The hypothetical illustrations also show that the cash surrender value may be low if the policy is surrendered in the early policy years. Therefore, the policy should not be purchased as a short-term investment. The illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or policy values.

Policy Risks

Investment Risk

If you invest your policy value in one or more variable subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the policy value will decrease. In addition, we deduct policy fees and charges from your policy value. There is no minimum guaranteed policy value. The policy value may decrease if the investment performance of the variable subaccounts (to which policy value is allocated) is not sufficiently positive to cover the charges deducted under the policy. During times of poor investment performance, these deductions will have an even greater impact on your policy value. You could lose everything you invest.

If you allocate net premiums to the fixed account, then we credit your policy account value (in the fixed account) with a declared rate of interest. You assume the risk that the fixed account declared rate of interest may not exceed the guaranteed minimum rate of 3.5% per year.

Risk of Termination

The policy will terminate without value after a grace period, even if all planned premiums have been paid in full and on schedule, if the net cash surrender value (based on the policy value) becomes insufficient to cover the monthly deduction when due, and the no-lapse guarantee or an optional death benefit guarantee is not in effect. Additional premium payments will be necessary during the grace period to keep the policy in force if this occurs.

Tax Risks

In order to qualify as a life insurance policy for Federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under Federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements, especially if the full amount of premiums is paid.

Depending on the total amount of premiums you pay, the policy may be treated as a modified endowment contract under Federal tax laws. If a policy is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the policy will be taxable as ordinary income to the extent there are earnings in the policy. In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before you reach age 59½. If the policy is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a policy that is not a modified endowment contract are subject to the 10% penalty tax.

See “Tax Considerations.” You should consult a qualified tax advisor for assistance in all policy-related tax matters.

Withdrawal and Surrender Risks

If you surrender the policy before the beginning of the 15th policy year, we will deduct a surrender charge based on its base face amount at issue and the amount of premiums paid. We also deduct the surrender charge if you surrender the policy, especially before the beginning of the 15th year following an increase in its base face amount (based on the amount of the increase). It is possible that you will receive no net cash surrender value if you surrender your policy in the first few policy years. You should purchase the policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the policy if you intend to surrender all or part of the policy value in the near future. We designed the policy to meet long-term financial goals. The policy is not suitable as a short-term investment.

Even if you do not surrender your policy, surrender charges may play a role in determining whether your policy will terminate without value, because surrender charges affect the net cash surrender value which is a measure we use to determine whether your policy will enter a grace period (and possibly terminate). See “Risk of Termination,” above.

A surrender may have tax consequences. (See “Tax Considerations.”)

Loan Risks

A policy loan will affect your policy in several ways over time, whether or not it is repaid, because the investment results of the variable subaccounts may be less than (or greater than) the net interest rate credited on the amount transferred to the fixed account securing the loan.

•

Your policy value, by comparison to a policy under which no loan has been made, will be less if this fixed account net interest rate is less than the investment return of the applicable variable subaccounts (and greater if the fixed account net interest rate is higher than the investment return of the applicable variable subaccounts).

•	A policy loan increases the risk that the policy will terminate, since a loan decreases the net cash surrender value and could be a factor in whether the death benefit guarantee remains in effect.

•	Loans may be treated as taxable distributions and may be subject to a 10% penalty tax. (See “Tax Considerations.”)

•	If the death benefit becomes payable while a policy loan is outstanding, the loan balance will be deducted in calculating the death benefit proceeds.

If you surrender the policy or your policy terminates because the loan balance exceeds the cash surrender value on any monthly processing date (and the no-lapse guarantee or an optional death benefit guarantee is not in effect), the amount of the loan, to the extent it has not been previously taxed, may be taxable to you.

Risk of Increase in Current Fees and Charges

Certain fees and charges currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and charges are increased, you may need to increase the amount and/or frequency of premiums to keep the policy in force.

Risk of Frequent Trading

The policies are first and foremost life insurance policies, designed primarily for death benefit protection and perhaps also for retirement or other long-term financial planning, and are not designed or appropriate for market timers or other persons that use programmed, large, or frequent transfers. Frequent, large, programmed, or short-term transfers among the variable subaccounts or between the variable subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries). These risks and harmful effects include: (1) dilution of the interests of long term investors in a variable subaccount if transfers into the variable subaccount are made at unit values that are below the true value or transfers out of the variable subaccount are made at unit values higher than the true value (some “market timers” attempt to do this through methods known as “time zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus. Please refer to the portfolios’ prospectuses for more information.

There is no assurance that any portfolio will achieve its stated investment objective.

Fee Tables*

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you pay premiums, surrender the policy, make cash withdrawals from the policy, transfer policy account value among the subaccounts and the fixed account, or request policy illustrations. If the amount of a charge depends on the personal characteristics of the insured, then the fee table lists the minimum and maximum charges we assess under the policy, and the fees and charges of a typical insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted— Maximum Guaranteed Charge
Premium Expense Charges:
State and Local Tax Charge	Upon receipt of each premium payment	2.5% of each premium payment
Federal Tax Charge	Upon receipt of each premium payment	1.5% of each premium payment
Sales Charge	Upon receipt of each premium payment

4% of each premium payment, until premiums paid equal 10 times the target premium(1) (or the premiums paid allocated to an increase in the policy’s base face amount equal 10 target premiums for the increase), then zero

* Certain of the fees and charges in these tables have been rounded in accordance with regulations of the Securities and Exchange Commission. Accordingly, actual charges may be somewhat higher (or lower) than the figures in these tables.

(1) The “target premium” is not the planned premium that you intend to pay. The target premium is used only to calculate the sales charge part of the premium expense charge, and to calculate the sales surrender charge. A target premium is determined for the initial base face amount, and an additional target premium is determined for each increase in the base face amount, based on the insured’s age, sex, and risk class. The target premium may be more or less than the no-lapse monthly premium depending on any additional benefits that have been added to the policy. Your specific target premium will be specified on the policy data page of your policy.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted— Maximum Guaranteed Charge
Surrender Charges:
Administrative Surrender Charge	Upon surrender, lapse, or decrease in face amount during the policy years 1 through 14 (or the first 14 years after a base face amount increase)	$4.00 per $1,000 of base face amount(2) Upon a decrease in base face amount, we deduct a portion of this charge
Sales Surrender Charge	Upon surrender, lapse, or decrease in face amount during the policy years 1 through 2 (or the 2 years following an increase in policy’s base face amount)

•      26% of premium paid up to one target premium, plus

•      6% of premium paid above one target premium up to two target premiums, plus

•      5% of premium paid above two target premiums

Upon a decrease in base face amount, we deduct a portion of this charge

	Upon surrender, lapse, or decrease in face amount during the policy years 3 through 14 (or years 3 through 14 following an increase in policy’s base face amount)	• 46% of premium paid up to one target premium, plus • 44% of premium paid above one target up to two target premiums(3) Upon a decrease in base face amount, we deduct a portion of this charge
Withdrawal Fees:	Upon the 1st withdrawal in a policy year Upon each withdrawal after the 1st in a policy year	No Charge The lesser of $25 or 2% of the withdrawal amount

(2) The administrative surrender charge decreases each policy year until it reaches zero after the 14th policy year as shown below:

Policy Year:	1-9	10	11	12	13	14	15 & up
Charge per $1,000 of Base Face Amount:	$4.00	$3.33	$2.67	$2.00	$1.33	$0.67	$0.00

(3) The sales surrender charge is a percentage of actual premiums paid up to a maximum based on target premiums. The sales surrender charge decreases by one-sixth each policy year after the 9th policy year to 0% after the 14th policy year. The “target premium” is not the planned premium that you intend to pay. The target premium is used only to calculate the sales charge part of the premium expense charge, and to calculate the sales surrender charge. A target premium is determined for the initial base face amount, and an additional target premium is determined for each increase in the base face amount, based on the insured’s age, sex, and risk class. The target premium may be more or less than the no-lapse monthly premium depending on any additional benefits that have been added to the policy. Your specific target premium will be specified on the policy data page of your policy.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted— Maximum Guaranteed Charge
Transfer Fees:(4)	Upon the first 12 transfers in a policy year	No Charge
	Upon each transfer after 12 in a policy year	$25 per transfer
Policy Illustrations:	Upon the 1st illustration request in each policy year	No Charge
	Upon each illustration request after the 1st request in a policy year	$25 for each request
Accelerated Death Benefit Rider:	At the time the accelerated death benefit is paid	$150 plus expected future interest on accelerated benefit amount at a rate equal to lesser of 10% or the maximum adjustable policy loan interest rate(5)

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. If the amount of a charge depends on the personal characteristics of the insured, then the fee table lists the minimum and maximum charges we assess under the policy, and the fees and charges of a typical insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

Periodic Charges Other Than Portfolio Operating Expenses

Charge	When Charge is Deducted	Amount Deducted— Maximum Guaranteed Charge	Amount Deducted— Current Charge
Cost of Insurance:(6)
Minimum and Maximum(7) Charge	On policy’s effective date and on each monthly processing date	$0.06 - $83.33 per $1,000 of net amount at risk(8) per month	$0.02 - $24.10 per $1,000 of net amount at risk per month
Representative Insured: Issue Age 35, Male Standard Non-Tobacco, $255,000 face amount in the first policy year	On policy’s effective date and on each monthly processing date	$0.14 per $1,000 of net amount at risk per month	$0.14 per $1,000 of net amount at risk per month

(4) Dollar-Cost Averaging and Automatic Asset Rebalancing do not count as transfers.

(5) The current charge deducted is $100 plus expected future interest on accelerated benefit amount at 5.75% interest rate.

(6) Cost of insurance charges vary based on the insured’s age, sex, risk class, policy year, and base face amount. The charge generally increases as the insured ages. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy’s data page will indicate the guaranteed cost of insurance charge applicable to your policy, and more detailed information concerning your cost of insurance charges is available on request from our administrative office. Also, before you purchase the policy, we will give you personalized illustrations of your future benefits under the policy based upon the insured’s age and risk class, the death benefit option, base face amount, planned premiums, and riders requested.

(7) Some current cost of insurance rates are lower for face amounts greater than $250,000.

(8) The net amount at risk is equal to the amount by which the death benefit exceeds the policy value.

Periodic Charges Other Than Portfolio Operating Expenses

Charge	When Charge is Deducted	Amount Deducted— Maximum Guaranteed Charge	Amount Deducted— Current Charge
Administrative Charge:	On policy’s effective date and on each monthly processing date	$30.00 per month for the first policy year and $10.00 for renewal years	$6.00 per month for all policy years
Mortality and Expense Risk Charge:	Daily	Annual rate of: • 0.75% during first 10 policy years • 0.50% during second 10 policy years • 0.25% thereafter of the average daily net assets of each variable subaccount you are invested in	Annual rate of: • 0.75% during first 10 policy years • 0.50% during second 10 policy years • 0.25% thereafter of the average daily net assets of each variable subaccount you are invested in
Policy Loan Interest Charge:	Daily on any outstanding loan	0.75% annually(9) Certain loans may have a 0% charge	0.75% annually(9) Certain loans may have a 0% charge
Optional Rider Charges:
• Accidental Death Benefit Rider	On rider’s effective date and on each monthly processing date	$0.10 per $1,000 of rider coverage amount per month	$0.10 per $1,000 of rider coverage amount per month
• Additional Insured Term Insurance Rider(10)
Minimum and Maximum Charge	On rider’s effective date and on each monthly processing date	$0.06 - $83.33 per $1,000 of rider coverage amount per month	$0.03 - $27.20 per $1,000 of rider coverage amount per month
Representative Insured: Attained Age 35, Female Standard Non-Tobacco	On rider’s effective date and on each monthly processing date	$0.12 per $1,000 of rider coverage amount per month	$0.07 per $1,000 of rider coverage amount per month

(9) Interest is charged daily on any outstanding loan at an effective annual rate of 4.75%. On each monthly processing date, the loaned amount will be credited with interest at a minimum guaranteed effective annual rate of 4.0%.

(10) Charges for the riders may vary based on the insured’s issue or attained age, sex, risk class, and benefit amount. Charges based on attained age may increase as the insured ages. The rider charges shown in the table may not be typical of the charges you will pay. Your policy’s data page will indicate the rider charges applicable to your policy, and more detailed information concerning these rider charges is available on request from our administrative office.

Periodic Charges Other Than Portfolio Operating Expenses

Charge	When Charge is Deducted	Amount Deducted— Maximum Guaranteed Charge	Amount Deducted— Current Charge
• Adjustable Term Insurance Rider(10)
Minimum and Maximum Charge	On rider’s effective date and on each monthly processing date	$0.06 - $83.33 per $1,000 of rider coverage amount per month	$0.03 - $27.20 per $1,000 of rider coverage amount per month
Representative Insured: Attained Age 46, Male Standard Non-Tobacco	On rider’s effective date and on each monthly processing date	$0.30 per $1,000 of rider coverage amount per month	$0.14 per $1,000 of rider coverage amount per month
• Change of Person Insured Rider	N/A	No Charge	No Charge
• Children’s Term Insurance Rider	On rider’s effective date and on each monthly processing date	$1.00 per $1,000 of rider coverage amount per month	$1.00 per $1,000 of rider coverage amount per month
• Death Benefit Guarantee Rider	On rider’s effective date and on each monthly processing date	$0.01 per $1,000 of base face amount per month	$0.005 per $1,000 of base face amount per month
• Disability Waiver of Monthly Deduction Rider(10)
Minimum and Maximum Charge	On rider’s effective date and on each monthly processing date	$0.04 - $0.30 per $1.00 of monthly deductions for other benefits	$0.04 - $0.30 per $1.00 of monthly deductions for other benefits
Representative Insured: Attained Age 39, Male	On rider’s effective date and on each monthly processing date	$0.08 per $1.00 of monthly deductions for other benefits	$0.08 per $1.00 of monthly deductions for other benefits
• Disability Waiver of Specified Premium Rider(10)
Minimum and Maximum Charge	On rider’s effective date and on each monthly processing date	$0.02 - $0.13 per $1.00 of specified premium to be waived per month	$0.02 - $0.13 per $1.00 of specified premium to be waived per month
Representative Insured: Attained Age 38, Male	On rider’s effective date and on each monthly processing date	$0.03 per $1.00 of specified premium to be waived per month	$0.03 per $1.00 of specified premium to be waived per month
• Option to Purchase Additional Insurance Rider(10)
Minimum and Maximum Charge	On rider’s effective date and on each monthly processing date	$0.05 - $0.19 per $1,000 of rider coverage amount per month	$0.05 - $0.19 per $1,000 of rider coverage amount per month
Representative Insured: Attained Age 21	On rider’s effective date and on each monthly processing date	$0.11 per $1,000 of rider coverage amount per month	$0.11 per $1,000 of rider coverage amount per month

The next item shows the lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2006. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses:	Lowest		Highest
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses as a percentage of net assets of the portfolios)	0.29%	—	1.21%

The following table shows the fees and expenses (before waiver or reimbursement) charged by each portfolio for the fiscal year ended December 31, 2006.

Annual Portfolio Operating Expenses(11)

(expenses that are deducted from portfolio assets, as a percentage of net assets of the portfolio):

Portfolio	Management Fees		12b-1 Fees	Other Expenses	Total Portfolio Annual Expenses(12)
AIM Variable Insurance Funds
• AIM V.I. Capital Appreciation Fund—Series I Shares(13)	0.61%		None	0.30%	0.91%
• AIM V.I. Capital Development Fund—Series I Shares(13)(14)	0.75%		None	0.35%	1.10%
• AIM V.I. Core Equity Fund—Series I Shares(13)(16)	0.61%		None	0.30%	0.91%
• AIM V.I Government Securities Fund—Series I Shares(15)(16)	0.46%		None	0.33%	0.79%
• AIM V.I. International Growth Fund—Series I Shares(13)	0.72%		None	0.39%	1.11%
• AIM V.I. Technology Fund—Series I Shares(13)	0.75%		None	0.37%	1.12%
• AIM V.I. Utilities Fund—Series I Shares(17)	0.60%		None	0.36%	0.96%
The Alger American Fund
• Alger American Balanced Portfolio—Class O Shares(18)	0.71	%(20)	None	0.15%	0.86%
• Alger American Growth Portfolio—Class O Shares	0.71	%(20)	None	0.12%	0.83%
• Alger American Income & Growth Portfolio—Class O Shares	0.585	%(20)	None	0.325%	0.91%
• Alger American Leveraged AllCap Portfolio—Class O Shares(19)	0.81	%(20)	None	0.17%	0.98%
• Alger American MidCap Growth Portfolio—Class O Shares	0.76	%(20)	None	0.15%	0.91%
DreyfusVariable Investment Fund
• Dreyfus VIF—Appreciation Portfolio—Initial Shares	0.75%		None	0.07%	0.82%
• Dreyfus VIF—Money Market Portfolio	0.50%		None	0.07%	0.57%
• Dreyfus VIF—Quality Bond Portfolio—Initial Shares(21)	0.65%		None	0.11%	0.76%
The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares	0.75%		None	0.08%	0.83%
DWS Scudder
• DWS Dreman High Return Equity VIP—Class A Shares(22)(23)	0.73%		None	0.04%	0.77%
• DWS Dreman Small Mid Cap Value VIP—Class A Shares(24)	0.73%		None	0.04%	0.77%
• DWS Equity 500 Index VIP—Class A Shares(25)(26)	0.29%		None	None	0.29%
• DWS High Income VIP—Class A Shares(24)	0.59%		None	0.11%	0.70%
• DWS Large Cap Value VIP—Class A Shares(24)	0.74%		None	0.08%	0.82%
• DWS Mid Cap Growth VIP—Class A Shares(27)(28)	0.75%		None	0.28%	1.03%
• DWS Small Cap Index VIP—Class A Shares(29)(30)	0.45%		None	0.05%	0.50%
EvergreenInvestments
• Evergreen VA Balanced Fund	0.29%		None	0.23%	0.52%
• Evergreen VA International Equity Fund	0.40%		None	0.28%	0.68%
• Evergreen VA Special Values Fund	0.78%		None	0.19%	0.97%
MFS® Variable Insurance TrustSM(31)
• MFS® Emerging Growth Series	0.75%		None	0.12%	0.87%
• MFS® High Income Series(32)(33)	0.75%		None	0.16%	0.91%

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Total Portfolio Annual Expenses(12)
• MFS® Investors Trust Series	0.75%	None	0.11%	0.86%
• MFS® Research Series	0.75%	None	0.14%	0.89%
• MFS® Total Return Series	0.75%	None	0.10%	0.85%
• MFS® Value Series(34)	0.75%	None	0.14%	0.89%
Franklin Templeton Variable Insurance Products Trust
• Franklin Global Real Estate Securities Fund—Class 2(35)	0.47%	0.25%	0.03%	0.75%
• Franklin Large Cap Value Securities Fund—Class 2(36)	0.45%	0.25%	0.28%	0.98%
• Franklin Zero Coupon Fund—2010—Class 2(37)	0.60%	0.25%	0.07%	0.92%
• Templeton Foreign Securities Fund—Class 2	0.63%	0.25%	0.15%	1.06%
• Templeton Global Asset Allocation Fund—Class 2	0.62%	0.25%	0.24%	1.11%
• Templeton Global Income Securities Fund—Class 2(37)	0.56%	0.25%	0.16%	0.97%
Wells Fargo Variable Trust
• Wells Fargo Advantage VT Asset Allocation Fund	0.55%	0.25%	0.22%	1.02%
• Wells Fargo Advantage VT Discovery Fund	0.75%	0.25%	0.21%	1.21%
• Wells Fargo Advantage VT Opportunity Fund	0.73%	0.25%	0.20%	1.18%
• Wells Fargo Advantage VT Total Return Bond Fund	0.45%	0.25%	0.25%	0.95%

(11) These expenses are deducted directly from the assets of the underlying mutual fund portfolios and therefore reduce their net asset value. The investment advisor of each underlying mutual fund supplied the above information, and we have not independently verified it. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown. In addition, certain underlying mutual fund portfolios may impose a redemption fee of up to 2% of the amount of portfolio shares redeemed. We may be required to implement a mutual fund portfolio’s redemption fee. If so, any applicable redemption fee will be deducted from your policy value. See the underlying mutual funds’ prospectus for more complete information.

(12) With respect to certain portfolios, the portfolio’s investment advisor is waiving part or all of its Management Fee and reimbursing part or all of the Other Expenses. Except as otherwise noted, these waivers and reimbursements are voluntary and can be discontinued at any time. After the waivers or reimbursements, the 2006 expenses of these portfolios would have been as indicated below:

Portfolio	Management Fee (after any waiver)	12b-1 Fees	Other Expenses (after any reimbursement)	Total Portfolio Annual Expenses (after waiver or reimbursement)
AIM V.I. Capital Development Fund—Series I Shares	0.75%	None	0.34%	1.09%
AIM V.I. Government Securities Fund—Series I Shares	0.46%	None	0.29%	0.75%
AIM V.I. Utilities Fund—Series I Shares	0.60%	None	0.33%	0.93%
Alger American Balanced Portfolio—Class O Shares	0.67%	None	0.15%	.82%
Alger American Income & Growth Portfolio—Class O Shares	0.535%	None	.325%	.86%
Alger American Leveraged AllCap Portfolio—Class O Shares	0.775%	None	.17%	.945%
DWS Equity 500 Index VIP—Class A Shares	0.28%	None	None	0.28%
DWS Mid Cap Growth—Class A Shares	0.67%	None	0.27%	0.94%
MFS® High Income Series	0.75%	None	0.13%	0.88%
MFS Total Return Series	0.75%	None	0.08%	0.83%
Wells Fargo Advantage VT Asset Allocation Fund	0.55%	0.25%	0.20%	1.00%
Wells Fargo Advantage VT Discovery Fund	0.75%	0.25%	0.15%	1.15%
Wells Fargo Advantage VT Opportunity Fund	0.73%	0.25%	0.09%	1.07%
Wells Fargo Advantage VT Total Return Bond Fund	0.45%	0.25%	0.20%	0.90%

(13) The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I share to 1.30% of average daily net assets. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund

Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.

(14) Through April 30, 2008, the Fund’s advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund’s maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

(15) The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Operating Expenses (subject to the same exclusions discussed above in Note 13) of Series I shares to 0.73% of average daily net assets. This expense limitation agreement is in effect through at least April 30, 2008.

(16) The Fund’s advisor has voluntarily agreed to waive a portion of the advisory fees payable by the Fund equal to 25% of the advisory fee the advisor receives from certain affiliated money market funds as a result of the Fund’s investment of its cash balances in such affiliated money market funds. This voluntary waiver resulted in an aggregate reduction in advisory fees of 0.02% of the Fund for the year ended December 31, 2006.

(17) The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions discussed above in Note 13) of Series I shares to 0.93% of average daily net assets. This expense limitation agreement is in effect through at least April 30, 2008.

(18) Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive .04% of its Advisory Fees.

(19) Effective December 1, 2006 through November 30, 2011, the Manager has contractually agreed to waive .035% of its Advisory Fees.

(20) Previously, the Fund’s Management Fees included an additional 0.04% in Administrative Fees that are now included in Other Expenses.

(21) The Dreyfus Corporation has agreed to waive receipt of a portion of the Fund’s Management Fee, in the amount of .10 of 1% of the value of the Fund’s daily net assets, until June 30, 2007.

(22) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2010, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to .78%.

(23) Restated on an annualized basis to reflect acquisition of MFS Strategic Value VIP and Dreman Financial Services VIP on September 15, 2006.

(24) Management fees have been restated to reflect the new fee schedule effective October 1, 2006.

(25) Includes 0.10% administration fee.

(26) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.28%.

(27) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through September 30, 2007, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.90%.

(28) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.94%.

(29) Includes 0.10% administration fee.

(30) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through September 30, 2007, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.48%.

(31) The fund has entered into an expense offset arrangement that reduces the fund’s custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Net Expenses” would be lower.

(32) MFS has agreed in writing to bear the funds’ expenses, such that “Other Expenses”, determined without giving effect to the expense offset arrangements described above, do not exceed 0.15% annually (0.20% annually for the Research Bond Series and Research International

Series, and 0.10% annually for the Money Market Series). This written agreement excludes management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least April 30, 2008.

(33) Effective August 1, 2006, MFS has agreed in writing to reduce its management fee to 0.70% on average daily net assets up to $1 billion. During the fund’s most recent fiscal year, this reduction amounted to 0.02%. This written agreement will remain in effect until modified by the fund’s Board of Trustees.

(34) The fund’s management fee as set forth in its Investment Advisory Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% on average daily net assets in excess of $3 billion. For the fund’s most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the fund’s Board of Trustees.

(35) The Fund’s fees and expenses have been restated as if the Fund’s new investment management and fund administration agreements had been in place for the fiscal year ended December 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.

(36) The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own certain expenses otherwise payable by the Fund so that net annual operating expenses, exclusive of acquired fund fees and expenses (0.04%), do not exceed 0.90%, for the period ending April 30, 2008. Without this reduction, management fees and total operating expenses would have been 0.75% and 1.41% respectively. The manager has also agreed to reduce its fees for assets invested by the Fund in the acquired fund. After April 30, 2008, the manager and administrator may discontinue their waiver or reduction of fees and expenses. The manager, however, is required by the Fund’s board of trustees and an exemptive order by the SEC to reduce its fees to the extent of the Fund’s fees and expenses of the acquired fund.

(37) The Fund administration fee is paid indirectly through the management fee.

The Policy

The Policy in General

The policy consists of either:

•	an individual policy that we issue to you; or

•	a group contract that we issue to the contract holder and an individual certificate that we issue to you.

This prospectus describes your individual policy or certificate (both are referred to as the policy in this prospectus). Among other things, the policy:

(a)	provides insurance protection on the life of the insured until the policy’s maturity date.

(b)	allows you to vary the amount and timing of the premiums you pay and to change the amount of the death benefit payable under the policy.

(c)	provides the opportunity for policy value build-up on a tax-deferred basis, depending on investment performance of the underlying mutual fund portfolios. However, there is no guaranteed policy value and you bear the risk of poor investment performance.

(d)

permits you to borrow against the policy value, to make withdrawals, or to surrender the policy completely. Loans and withdrawals will affect the policy value and may affect the death benefit and termination of the policy. Loans, withdrawals and surrenders may be taxable and subject to a 10% tax penalty before age 59 1/2. (See “Tax Considerations.”)

In addition to providing life insurance, the policy provides a means of investing for your retirement or other long-term purposes. Tax deferral generally allows the entire amount you have invested (net of charges) to remain in the policy where it can continue to produce an investment return. Therefore, your money could grow faster than in a comparable taxable investment where current income taxes would be due each year.

You may divide your policy value among the fixed account and 42 variable subaccounts which invest in specified portfolios of underlying mutual funds. We guarantee the principal and a minimum interest rate you will receive from the fixed account. However, the value of what you allocate to the variable subaccounts is not guaranteed. Instead, your investment in the variable subaccounts will go up or down with the performance of the particular mutual fund portfolios you select (and the deduction of charges). You will lose money on policy value allocated to the variable subaccounts if performance is negative or not sufficiently positive to cover the charges under the policy.

Purchasing a Policy

To purchase a policy, you must submit a completed application and an initial premium to us at our administrative office through any licensed life insurance agent who is appointed by United Investors and who is also a registered representative of United Securities Alliance, Inc. (“United Securities”), the principal underwriter for the policy, or a registered representative of a broker-dealer having a selling agreement with United Securities or United Investors, or a registered representative of a broker-dealer having a selling agreement with these broker-dealers. If you submit your application and/or initial premium to your agent, we will not begin processing your purchase order until we receive the application and initial premium from your agent’s broker-dealer at our administrative office.

There may be delays in our receipt of applications that are outside of our control because of the failure of the registered representative who sold you the policy to forward the application to us promptly, or because of delays in determining that the policy is suitable for you. Any such delays may affect when your policy can be issued and when your premium payment is allocated among the variable subaccounts and the fixed account.

The minimum initial premium varies by age, sex, risk class, base face amount and optional benefits and must be paid prior to the policy’s effective date. The initial premium must be paid prior to the policy’s effective date. (We will only accept a premium that complies with our underwriting rules.) Coverage becomes effective as of the policy’s effective date. If the proposed insured dies before the policy’s effective date, our sole obligation will be to return the premium paid.

Generally, we will issue a policy covering an insured up to attained age 75 (on the policy’s effective date) if evidence of insurability satisfies our underwriting rules. Evidence of insurability may include, among other things, a medical examination of the insured. We can provide you with details as to our underwriting rules when you apply for a policy. We reserve the right to modify our minimum face amount and underwriting requirements at any time. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a policy. We may, in our sole discretion, issue a policy covering an insured over age 75. We reserve the right to reject an application for any reason permitted by law.

You should note that Federal laws designed to combat terrorism and prevent money laundering by criminals may require us to collect certain information about you in order to verify your identity. We may collect such information before issuing a policy, accepting a premium, paying a withdrawl, and at certain other times. See “Payments” on page 32.

Replacement of Existing Insurance.    It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the policy. You should compare your existing insurance and the policy carefully. You should not replace your existing insurance unless you determine that the policy is better for you. You may have to pay a surrender charge on your existing insurance, and the policy will impose a new surrender charge period. You should talk to your financial professional or tax advisor to make sure the exchange will be tax-free. If, instead of a tax-free exchange, you surrender your existing policy for cash and then buy the policy, you may have to pay a tax, including possibly a penalty tax, on the surrender. The issuance of the policy may be delayed if we have not received an initial premium from your existing insurance company.

When Insurance Coverage Takes Effect

We will issue the policy only if the underwriting process has been completed, the application has been approved, and the proposed insured is alive and in the same condition of health as described in the application. We begin to deduct monthly charges from your policy value on the policy’s effective date.

Conditional Receipt

You may be given a “conditional receipt” when you apply for a policy, if you pay an initial premium (or a “conditional deposit”) equal to at least one no-lapse monthly premium. However, even if you are given a conditional receipt, no life insurance will take effect earlier than the policy delivery date unless all of the conditions of the conditional receipt are met. These conditions are specified in the conditional receipt. If these conditions are not met, then we have no liability except to return the initial premium.

The maximum amount of insurance available under a conditional receipt is $500,000. Until we approve the application and issue the policy (on its effective date), your premium is not invested (in either the variable or the fixed account) and you have no policy value.

The terms of the conditional receipt may depend on requirements of your state, and it may have a different name.

“Free Look” Right to Cancel the Policy

During the “free look” period, you may cancel your policy and receive a refund of all premiums paid. The “free look” period expires the later of:

(a)	20 days after you receive your policy; or

(b)	45 days after you sign the application for the policy.

Some states may require a longer period or a different amount. In order to cancel the policy, we generally require that you return it by mail or other delivery to our administrative office or to the registered representative who sold it to you before the end of the “free look” period.

Policy Changes

We may make changes in the policy at any time if we believe the changes are necessary:

(a)	to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code;

(b)	to make the policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they or we are subject; or

(c)	to reflect a change in the operation of the Variable Account, if allowed by the policy.

Only an officer of United Investors has the right to change the policy. No agent has the authority to change the policy or waive any of its terms. All endorsements, amendments, or riders must be signed by one of our officers to be valid, and in some states, are subject to your signed acceptance.

Premiums

The premium amounts sufficient to fund a policy depend on a number of factors, such as:

(a)	the age, sex and risk class of the proposed insured;

(b)	the face amount of the policy;

(c)	any supplemental benefits under the policy; and

(d)	the investment performance of the portfolios you choose.

The initial premium must be at least equal to the no-lapse monthly premium. After the initial premium is paid, additional premiums may be paid at any time. We currently require that any additional premiums be at least $25.00 (or the no-lapse monthly premium, if less). We will give you 90 days’ advance written notice if we change this minimum.

Total premiums paid in a policy year may not exceed guideline premium limitations for life insurance set forth in the Internal Revenue Code. We reserve the right to reject any premium that would result in the policy being disqualified as life insurance under the Code and will refund any rejected premium. (See “Tax Considerations.”)

Planned Premiums

When you apply for a policy, you select a quarterly, semi-annual or annual premium payment plan. You may also arrange for premiums to be paid monthly, quarterly, semi-annually or annually via automatic deduction from your checking account or other payment methods approved by us. You are not required to pay premiums in accordance with this premium plan; rather, you can pay more or less than planned premiums (subject to the minimum noted above), or skip a planned premium entirely. However, paying the planned premiums does not mean that your policy will never lapse. (See “Premiums to Prevent Termination” below.) You can change the amount of planned premiums and payment arrangements, or switch payment frequencies, whenever you want by providing satisfactory written instructions to our administrative office. Such changes will be effective upon our receipt of the instructions. If you increase the policy’s face amount, then a change in the amount of planned premiums may be advisable, depending on the policy value at that time and the amount of the increase requested. (See “Changing the Face Amount.”)

Premiums to Prevent Termination

If the investment performance of the policy’s variable subaccounts and the fixed account is not sufficient, your policy may terminate without value. Policy termination depends on (i) whether the net cash surrender value is sufficient to cover the monthly deduction when due and (ii) whether the no-lapse guarantee or an optional death benefit guarantee is in effect.

If the no-lapse guarantee or an optional death benefit guarantee is not in effect on a monthly processing date and either

(a)	the net cash surrender value is less than the monthly deduction, or

(b)	the loan balance exceeds the cash surrender value,

then the policy will enter a grace period and terminate without value unless additional premiums are paid. (See “Monthly Deduction” and “No-Lapse Guarantee.”) This can occur even if you have paid all planned premiums in full and on time.

You will have a 61-day grace period to pay an additional premium sufficient to keep your policy in force. At least 30 days before the policy ends without value (or longer where state law requires) we will send notice of the amount required to be paid during the grace period to your last known address (and to any assignee of record). Your policy will remain in effect during the grace period. (See “Amount of Death Benefit Payable” and “Effect of Policy Loan.”) The payment required (called the “grace period premium”) will not exceed:

(a)	the amount by which the loan balance exceeds the cash surrender value; plus

(b)	any accrued and unpaid monthly deductions as of the date of the notice; plus

(c)	an amount sufficient to cover the next two monthly deductions.

If the grace period premium has not been paid before the end of the 61-day grace period, your policy will terminate. It will have no value, and no benefits will be payable. (See “Policy Reinstatement” for a discussion of your reinstatement rights.) If the insured should die during the grace period before the grace period premium is paid, the death benefit will still be payable to the beneficiary, although the amount paid will reflect a reduction for any monthly deductions due on or before the date of the insured’s death and for any loan balance.

No-Lapse Guarantee

During the first three policy years, the policy will continue in force so long as total premiums paid, less gross withdrawals and any loan balance, are at least equal to the cumulative amount of no-lapse monthly premiums for the number of policy months the policy has been in force. If this requirement is met, the policy will remain in force regardless of the sufficiency of net cash surrender value to cover monthly deductions. If the no-lapse monthly premium changes after the policy’s effective date, the total premium amount required will be based on each no-lapse monthly premium amount and the number of months for which each applies. Your no-lapse monthly premium will be specified on your policy data page.

The cash surrender value at the third policy anniversary may be zero or less. If so, then payment of additional premiums will be required to prevent the policy from lapsing.

Optional Death Benefit Guarantee

An optional death benefit guarantee rider is also available, that will extend the period during which the base face amount will remain in effect even if your net cash surrender value is insufficient to pay monthly deductions. The guarantee does not apply to any rider benefits, including the adjustable term insurance rider, and these additional benefits may lapse even though the base face amount remains in force. One of two guarantee periods may be chosen when you apply for the policy:

(a)	to the later of the insured’s age 65 or 10 policy years, or

(b)	for the lifetime of the insured, or to the maturity date.

Each guarantee requires the payment of premiums each month higher than the no-lapse monthly premium. We include the higher required premium in your policy for whichever guarantee period you choose, and will send revised policy pages if the required premium changes due to a change in your benefits. At the end of the first three years, and each monthly processing date thereafter, the guarantee will not stay in effect unless total premiums paid, less gross withdrawals and any loan balance, equals or exceeds the cumulative amount of required monthly premiums for the number of policy months the policy has been in force. If the death benefit guarantee rider terminates due to insufficient premium payments, it may not be restored or reinstated by payment of additional premiums.

As long as the death benefit guarantee rider is in force, we will deduct an additional monthly charge for the guarantee from your policy value. This charge is currently $0.005 per $1,000 of base face amount each month. We can increase this charge, but it is guaranteed not to exceed $0.01 per $1,000 of base face amount each month. This optional benefit can only be added when we issue your policy, and is not available in all states. (See “State Variations.”)

Crediting Premiums to the Policy

On the policy’s effective date, the initial net premium will be credited to the policy and allocated among the variable subaccounts and the fixed account according to the premium allocations that you select. Any additional net premium received will be credited to the policy on the date we receive it at our administrative office, or the next business day thereafter (if the day we receive it is not a business day, or if it is received after 4 p.m. Eastern time).

Net Premium Allocations

When you apply for a policy, you specify the percentage (from 0% to 100%) of net premium payments to be allocated to each variable subaccount and to the fixed account. You can change the allocation percentages at any time by sending satisfactory written instructions to our administrative office. You or your registered representative may also make telephone requests (if we have your written authorization for telephone requests on file). The change will apply to all premiums received after we receive your instructions, unless you instruct otherwise. Net premium payment allocations must be in percentages totaling 100%, and each allocation percentage must be a whole number.

Tax-Free Exchanges (1035 Exchanges)

You can generally exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, there will be a new surrender charge period for this policy, other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction. (See “Tax Considerations.”)

Policy Values

Policy Value

The policy value serves as a starting point for calculating values under a policy. The policy value is the sum of the variable account value and the fixed account value credited to the policy. The policy value is determined first on the policy’s effective date and thereafter on each business day. On the maturity date, the proceeds payable under a policy are equal to the policy value less any loan balance. The policy value will vary to reflect:

(a)	the investment performance of the variable subaccounts to which amounts have been allocated;

(b)	interest credited on amounts allocated to the fixed account and loan balance;

(c)	charges;

(d)	transfers;

(e)	withdrawals; and

(f)	policy loans (including loan repayments).

The policy value may be more or less than premiums paid.

The cash surrender value is the policy value reduced by any surrender charge.

The net cash surrender value is the cash surrender value reduced by any loan balance. You will receive only the net cash surrender value if you surrender your policy.

Variable Account Value

The variable account value is the sum of the values of the variable subaccounts under the policy. The variable account value will reflect both the positive and negative investment performance of the variable subaccounts chosen by you in the policy application. On the policy’s effective date, the value of each variable subaccount is equal to:

(a)	the initial net premium allocated to that variable subaccount; minus

(b)	the portion of the first month’s monthly deduction allocated to that variable subaccount.

On any business day thereafter, the value of each variable subaccount is equal to:

(a)	the value of the variable subaccount at the close of the regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on the preceding business day, multiplied by the appropriate net investment factor (described in the Statement of Additional Information) for the current business day; plus

(b)	the sum of all net premiums allocated to the variable subaccount since the close of regular trading on the New York Stock Exchange on the previous business day; plus

(c)	the sum of all loan repayments allocated to the variable subaccount since the close of regular trading on the New York Stock Exchange on the previous business day; plus

(d)	the amount of any transfers from other variable subaccounts or the fixed account to the variable subaccount since the close of regular trading on the New York Stock Exchange on the previous business day; minus

(e)	the amount of any transfers to other variable subaccounts or to the fixed account, including amounts transferred to secure a policy loan, from the variable subaccount since the close of regular trading on the New York Stock Exchange on the previous business day; minus

(f)	the portion of any gross withdrawals, policyholder transaction charges, or charges for any face amount decreases allocated to the variable subaccount since the close of regular trading on the New York Stock Exchange on the previous business day; minus

(g)	the portion of the monthly deduction allocated to the variable subaccount since the close of regular trading on the New York Stock Exchange on the previous business day.

Unit Values.    When you allocate an amount to a variable subaccount, either by net premium allocation, transfer of policy value or repayment of a policy loan, your policy is credited with units in that variable subaccount. The number of units is determined by dividing (i) the amount allocated, transferred or repaid to the variable subaccount by (ii) the variable subaccount’s unit value for the business day when the allocation, transfer or repayment is effected. The number of units credited to a policy will decrease when:

(a)	the allocated portion of the monthly deduction or other charges is taken from the variable subaccount;

(b)	a policy loan is taken from the variable subaccount;

(c)	an amount is transferred from the variable subaccount; or

(d)	a withdrawal is taken from the variable subaccount.

The number of the variable subaccount’s units may also decrease if the policy’s face amount is decreased because a portion of the surrender charge might be deducted. Unit values are determined each business day, as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Except for the death benefit, all transactions will be valued as of the end of the business day when we receive your request for such transaction in good order.

A variable subaccount’s unit value is an index we use to measure investment performance. Each variable subaccount’s unit value varies to reflect the investment experience of its underlying portfolio, and may increase or decrease from one business day to the next. See the Statement of Additional Information for more details regarding the valuation of units.

Fixed Account Value

On the policy’s effective date, the fixed account value is equal to:

(a)	the initial net premium allocated to the fixed account; minus

(b)	the portion of the first month’s monthly deduction allocated to the fixed account.

On any monthly processing date thereafter, the fixed account value is equal to:

(a)	the fixed account value on the preceding monthly processing date; plus

(b)	the sum of all net premiums allocated to the fixed account since the previous monthly processing date; plus

(c)	the sum of all policy loan repayments allocated to the fixed account since the previous monthly processing date; plus

(d)	total interest credited to the fixed account since the previous monthly processing date; plus

(e)	the amount of any transfers from the variable subaccounts to the fixed account, including amounts transferred to secure policy loans, since the previous monthly processing date; minus

(f)	the amount of any transfers from the fixed account to the variable subaccounts since the previous monthly processing date; minus

(g)	the portion of any gross withdrawals, policyholder transaction charges, or charges for any face amount decreases allocated to the fixed account since the previous monthly processing date; minus

(h)	the portion of the monthly deduction allocated to the fixed account since the previous monthly processing date.

Death Benefits

If the insured dies while the policy is in force and prior to the policy’s maturity date, we will pay the death benefit when we receive (i) satisfactory proof at our administrative office of the insured’s death, (ii) instructions on how to pay it (that is, as a lump sum or applied under one of the payment options we make available), and (iii) any other documents, forms and information we need. (See “Payments.”) The death benefit will be paid to the beneficiary (or beneficiaries). (See “Beneficiary.”) When there are multiple beneficiaries, we will pay the death benefit only after we have received instructions in good order from all of the beneficiaries.

Amount of Death Benefit Payable

The amount of death benefit payable is:

(a)	the base death benefit determined under the death benefit option in effect on the date of the insured’s death; plus

(b)	any supplemental benefits provided by riders, including the adjustable term insurance rider; minus

(c)	any loan balance on that date; minus

(d)	any past due monthly deductions (if death occurred during a grace period).

Under certain circumstances, the amount of the death benefit may be further adjusted. (See “Incontestability” and “Misstatement of Age or Sex in the Statement of Additional Information.”)

Please note that the payment of the death benefit is subject to our financial strength and claims-paying ability.

Death Benefit Options

The base death benefit depends on the base face amount, the policy value on the date of death, and the death benefit option in effect on the date of death. The base face amount is the amount of insurance chosen by you for the policy at issue, or as subsequently increased or decreased by you.

Death Benefit Option A.    The base death benefit under option A is the greater of:

(1)	the base face amount at the beginning of the policy month when the death occurs; or

(2)	the policy value on the date of death, multiplied by the applicable death benefit factor from the table of death benefit factors below.

Under option A, the base death benefit ordinarily will not change.

Death Benefit Option B.    The base death benefit under option B is the greater of:

(1)	the base face amount at the beginning of the policy month when the death occurs, plus the policy value on the date of death; or

(2)	the policy value on the date of death, multiplied by the applicable death benefit factor from the table of death benefit factors below.

Under option B, the base death benefit will vary directly with your policy value.

(To see how and when investment performance of the policy may begin to affect the death benefit, please see “Hypothetical Illustrations” in Appendix A and “Performance Information” in Appendix B.)

Death Benefit Factors.    The death benefit factor is a multiple that ranges between two-and-one-half times and one times the policy value. It is 2.50 up to the insured’s attained age 40 and declines thereafter as the insured’s age increases, as specified in the following table.

Table of Death Benefit Factors

Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor
41	2.43	51	1.78	61	1.28	71	1.13
42	2.36	52	1.71	62	1.26	72	1.11
43	2.29	53	1.64	63	1.24	73	1.09
44	2.22	54	1.57	64	1.22	74	1.07
45	2.15	55	1.50	65	1.20	75-90	1.05
46	2.09	56	1.46	66	1.19	91	1.04
47	2.03	57	1.42	67	1.18	92	1.03
48	1.97	58	1.38	68	1.17	93	1.02
49	1.91	59	1.34	69	1.16	94	1.01
50	1.85	60	1.30	70	1.15	95+	1.00

The death benefit factors are based on current requirements under the Internal Revenue Code. We reserve the right to change the table if the death benefit factors currently in effect become inconsistent with any Federal income tax laws and/or regulations.

Adjustable Term Insurance Rider and Target Face Amount

An adjustable term insurance rider is available to add death benefit coverage on the primary insured, above the base face amount, up to a “target” face amount (initially chosen by you, within certain limits). The target face amount is the sum of the base face amount and the initial adjustable term insurance rider amount. The amount of the rider at each monthly processing date will be determined so that the sum of the rider amount and the base death benefit is equal to:

(1)	the target face amount, if the death benefit option is A; or

(2)	the target face amount plus the policy value, if the death benefit option is B.

The rider amount will decrease when the base death benefit begins increasing to maintain the required multiple of the policy value as described above. The adjustable term insurance rider amount may also increase again if the base death benefit decreases as the policy ages.

If the base death benefit becomes greater than or equal to the target face amount, the amount of the adjustable term insurance rider will become zero. If the rider amount reduces to zero, the rider will not terminate, but will remain attached to the policy in the event that the base death benefit declines below the target face amount again at a later date. The maximum adjustable term insurance rider amount that we will issue is limited to nine times the base face amount.

The relationship of the death benefit to the target face amount also depends on the death benefit option (in each case, the death benefit will still be reduced by any loan balance or unpaid monthly deductions):

•	Option A: The death benefit is the greater of (1) the base death benefit, or (2) the target face amount.

•	Option B: The death benefit is the greater of (1) the base death benefit, or (2) the target face amount plus the policy value.

It may be to your economic advantage to use the adjustable term insurance rider as a part of your insurance coverage. Since target premiums, percentage of premium sales loads, and surrender charges are only associated with the base face amount, use of the adjustable term insurance rider can lower the charges associated with the policy. Use of the adjustable term insurance rider may reduce sales compensation. However, there is an extra charge for this rider (i.e., it increases the cost of insurance charge described below) and the optional death benefit guarantee will not apply to any insurance amount provided by the adjustable term insurance rider.

Example of Death Benefit Calculation.    Assume your base face amount is $150,000, the initial adjustable term insurance rider amount is $100,000, death benefit option A is in effect, and there are no loans or unpaid monthly deductions. The target face amount is therefore $250,000, and assuming the policy value changes as shown below, the following amounts will result:

Age	Death Benefit Factor	Policy Value	Base Death Benefit	Adjustable Term Insurance Rider Amount	Death Benefit
55	1.50	$ 95,000	$150,000	$100,000	$250,000
56	1.46	105,000	153,300	96,700	250,000
57	1.42	107,000	152,940	98,060	250,000

Changing the Death Benefit Option

You select the death benefit option when you apply for the policy. After the policy has been in force at least one year, you may change the death benefit option on your policy, subject to the following rules:

(a)	each change must be submitted by written request received by our administrative office;

(b)	once you change the death benefit option, you cannot change it again for one year;

(c)	if you change the death benefit option from A to B, the total death benefit will remain the same, and the policy’s base face amount will be decreased by an amount equal to the policy value on the date of the change;

(d)	if you change the death benefit option from B to A, the total death benefit will remain the same, and the base face amount will be increased by an amount equal to the policy value on the date of the change. The risk class for the last face amount portion to go into effect which is still in force will apply to the base face amount increase.

The effective date of the change will be the monthly processing date on or following the date when we approve the request for the change. We will send you revised policy data pages reflecting the new death benefit option and the effective date of the change. We do not impose a surrender charge for any decrease in the base face amount occurring as a result of the change, and there is no change to the target premium. Changing the death benefit option may have tax consequences. You should consult a tax advisor before changing the death benefit option. (See “Tax Considerations.”)

Changing the Face Amount

You select the policy’s base face amount and adjustable term insurance rider amount, if any, when you apply for the policy. After the policy has been in force at least one year, you may change the base face amount or the adjustable term insurance rider amount on any monthly processing date subject to the following requirements. Any change in amount must be at least $10,000, and the minimum base face amount after the first policy year is $50,000. Once you change the base face amount or the adjustable term insurance rider amount, you cannot change either amount again for one year. No change will be permitted that may disqualify your policy as a life insurance contract under the Internal Revenue Code. Changing the face amount of the policy may have tax consequences. You should consult a tax advisor before changing the face amount. (See “Tax Considerations.”)

Increasing the Face Amount.    To increase the policy’s base face amount or adjustable term insurance rider amount, you must:

(a)	submit an application for the increase;

(b)	submit proof satisfactory to us that the insured is an insurable risk; and

(c)	pay any additional premium that is required.

No increases can be made after the insured reaches attained age 75. An increase will take effect on the monthly processing date on or following the day we approve the application for the increase.

The risk class that applies for any increase may be different from the risk class that applies for the policy’s initial base face amount or any other increase. An increase in the base face amount or the adjustable term insurance rider amount will result in an increase in the no-lapse monthly premium. An increase in the base face amount will also increase the target premium and result in additional administrative and sales surrender charges. (See “Surrender Charge.”) If the face amount is increased, the cost of insurance will also increase due to the increased death benefit.

Decreasing the Face Amount.    You may decrease the policy’s base face amount or adjustable term insurance rider amount by submitting a written request to our administrative office. The base face amount may not be decreased below the policy’s minimum base face amount. The no-lapse monthly premium for your policy will be reduced to reflect the decrease. Any decrease will take effect on the later of:

(a)	the monthly processing date on or following the day we receive the request; or

(b)	the monthly processing date one year after the date of the last change in face amount.

A face amount decrease will be used to reduce the face amount in the following order:

(a)	the amount of any adjustable term insurance rider will be reduced until it is equal to zero;

(b)	any previous base face amount increases then in effect will be reduced, starting with the latest increase and continuing in the reverse order in which the increases were made;

(c)	the policy’s initial base face amount will be reduced.

We will deduct a charge from the policy value each time the policy’s base face amount is decreased. (See “Surrender Charge.”)

Effect of Withdrawals on the Death Benefit

A withdrawal will affect your policy’s death benefit in the following respects:

(a)	If death benefit option A is in effect, the policy’s base face amount will be reduced by the gross withdrawal amount. If the base face amount reflects increases in the policy’s initial base face amount, any withdrawal will reduce first the most recent increase, and then the next most recent increase, if any, in reverse order, and finally the policy’s initial base face amount.

b)	If death benefit option B is in effect, the total death benefit is also reduced by the gross withdrawal amount, but the policy’s base face amount is not affected.

Beneficiary

You designate the beneficiary (or beneficiaries) when you apply for the policy. You may change the designated beneficiary (or beneficiaries) by submitting a satisfactory written request to us to our administrative office. The change will take effect on the date the request was signed, but it will not apply to payments we make before we accept the written request. If no beneficiary is living at the insured’s death, we will pay the death benefit proceeds to you, if living, or to your estate.

Surrenders and Withdrawals

Surrenders

You may surrender your policy at any time for its net cash surrender value as calculated at the end of the business day (usually 4:00 p.m. Eastern Time) when we receive your request in writing, in good order, at our administrative office. (See “Payments.”)

•	The net cash surrender value is the policy value minus any surrender charge and minus any loan balance.

•	A surrender charge may apply. (See “Surrender Charge.”)

•	Your policy will terminate and cease to be in force when it is surrendered.

•	It cannot later be reinstated if it has been surrendered for its net cash surrender value.

•

We generally will pay the net cash surrender value to you in a lump sum within 7 days after we receive your request unless you request other arrangements. We may postpone payment of surrenders under certain conditions. (See “Payments.”)

•	Surrendering the policy may have tax consequences. (See “Tax Considerations.”)

•	Written requests for surrender must be signed by the owner and joint owner (if any) and must also include tax withholding instructions to be considered in good order.

Withdrawals

You may make withdrawals under your policy at any time during the insured’s life and before the policy has terminated. (See “Payments.”) Requests for withdrawals must be made in writing and will take effect at the end of the business day (usually 4:00 p.m. Eastern Time) when we receive your request in good order at our administrative office, in a written form satisfactory to us. Withdrawal requests must be signed by the owner and joint owner (if any) and must also include tax withholding instructions to be considered in good order. The minimum withdrawal amount is $500. The net cash surrender value remaining after a withdrawal must be at least $500.

For each withdrawal after the first in a policy year, there is a transaction charge equal to the lesser of $25 or 2% of the withdrawal amount. If death benefit option A is in effect, a withdrawal may reduce the base face amount of your policy. (See “Effect of Withdrawals on the Death Benefit.”) A portion of the surrender charge will be deducted based on the amount of the decrease in base face amount caused by the withdrawal. (See “Surrender Charge.”) The amount of the withdrawal plus any applicable surrender charge and transaction charge is called the gross withdrawal.

When you request a withdrawal, you should tell us what funding choices the policy value should be deducted from. If you provide no directions, the gross withdrawal will be deducted from your policy value in the variable subaccounts and the fixed account on a pro rata basis. Withdrawals may have tax consequences. (See “Tax Considerations.”)

Transfers

General

You may transfer all or part of your variable account value to one or more of the other variable subaccounts or to the fixed account. There is a $25 charge for each transfer after twelve in a policy year. You may transfer amounts from the fixed account to one or more variable subaccounts only once each policy year. We also reserve the right to limit the maximum amount you can transfer out of the fixed account to the greater of:

(a)	25% of the prior policy anniversary’s unloaned fixed account value; or

(b)	the amount of the prior policy year’s transfer.

The minimum amount that may be transferred out of a variable subaccount or the fixed account is $100 or, if less, the policy value in the variable subaccount or in the fixed account. The amount remaining must be at least $100, or we will transfer the total value.

These restrictions on transfers out of the fixed account do not apply to transfers for dollar cost averaging or automatic asset rebalancing. (See “Dollar Cost Averaging,” and “Automatic Asset Rebalancing.”) In addition, transfers under these programs do not count against the twelve free transfers per year. Transfer requests from the variable subaccounts or the fixed account do not change or cancel instructions for automatic asset rebalancing. Once elected, automatic rebalancing remains in effect from the date we receive your request until you expressly cancel your participation in the program by written request or by telephone.

Transfer requests may be made by satisfactory written requests, or you or your registered representative may make facsimile (FAX) or telephone requests (if we have your written authorization for telephone requests on file and unless prohibited by state law). A transfer will take effect on the date we receive the request in good order at our administrative office, in a written form satisfactory to us, if it is received by 4:00 p.m. Eastern time on a business day; otherwise it will take effect on the following business day. We may, however, defer transfers under the same conditions that we may delay paying proceeds. (See “Payments.”) We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason.

Telephone Transactions.    If we allow telephone requests and your written authorization is on file, we will employ reasonable procedures to determine that telephone transactions are genuine. These procedures may include requiring callers to identify themselves and the policy owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information. Telephone requests may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing. There are risks associated with telephone transactions that don’t occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine. We may record telephone requests.

Notice for Facsimile (FAX) Transactions.    You may submit written requests to us by FAX for financial service transactions, such as transfers, withdrawals or other policy changes. FAX requests received at one of the following two numbers prior to 4 p.m. Eastern Time on a business day, in good order with proper signatures and withholding instructions (if applicable), will be processed on the date of receipt. FAX requests sent to any other number will be processed as of the end of the business day (usually 4:00 p.m. Eastern Time) they are actually received in the Variable Products Division, which may be later than the date sent.

Send FAX Requests to:

Variable Products Division

FAX Number: 205-325-2092

(Or 205-325-4398, if busy)

There are risks associated with FAX transactions and you bear these risks. We are not responsible for any losses or liabilities resulting from unauthorized or allegedly unauthorized FAX transactions that we believe are genuine. FAX correspondence and transactions requests may not always be available. FAX systems can experience outages or slowdowns for a variety of reasons, including weather, power failures, mechanical problems, or simply a large volume of transactions, and these outages or slowdowns may prevent or delay our receipt of your request.

Effects of Frequent Transfers.    Frequent, large, programmed, or short-term transfers among the variable subaccounts or between the variable subaccounts and the fixed account (“Harmful Trading”) can cause risks with adverse effects for other policy owners (and beneficiaries). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an variable subaccount if transfers into the variable subaccount are made at unit values that are below the true value or transfers out of the variable subaccount are made at unit values higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among variable subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Transfer Limitations.    Due to the potential adverse consequences to policy owners of Harmful Trading practices, we discourage such activity. The policies are first and foremost life insurance policies, designed for retirement or other long-term financial planning and not for market timers or others using programmed, large or frequent transfers. The policies provide for a limit of twelve free transfers per policy year to help deter such Harmful Trading and should not be purchased by individuals or organizations intending to engage in Harmful Trading practices.

We have policies and procedures that attempt to detect transfer activity that may adversely affect other policy owners or shareholders of the mutual fund portfolios available as funding choices under the policy (the “underlying funds”). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers into and out of particular sub-accounts by owners in given periods of time and/or investigating transfer activity identified by us on a case-by-case basis. (We do not consider automatic dollar cost averaging or rebalancing when reviewing transfer activity.) We may revise these policies and procedures at our sole discretion at any time without prior notice. However, any such revision will not change our overall goal of detecting and discouraging Harmful Trading. Our application of our policies, procedures and limits is and will be administered consistently as to all policy owners, without special exemption, waiver or exception.

Our ability to detect such transfer activity may be limited by operational or technological systems, and we may not be able to predict strategies employed by policy owners to avoid detection. Accordingly, there is no assurance that we will prevent all Harmful Trading activity. In addition, we cannot guarantee that the underlying funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the underlying funds.

The detection and deterrence of Harmful Trading activity involves judgments that are inherently subjective. Therefore, we retain discretion to best apply our policies and procedures, according to our own judgment, in an attempt to protect policy owners from the negative effects of Harmful Trading. We use the available restrictions at our disposal, as outlined below, with the overall goal of protecting against Harmful Trading, while allowing our policy owners the flexibility to manage their investments with us in a way that does not harm other policy owners.

We have not detected any market timing or other harmful transfer activity in our subaccounts. However, we do have specific policies and procedures for deterring or halting such activity that will result in certain restrictions being applied to registered representatives and/or owner(s) found to be engaging in market-timing activities. If we impose any restrictions on an owner’s transfer activity we will first notify the registered representative, broker-dealer, and the owner by written correspondence of the suspected market timing or harmful transfer activity.

Restrictions that we may impose include:

•	monitoring all transfer activity for a period of one year from the time of the suspected market timing or harmful transfer activity.

•	limiting the frequency or number of transfers made in a given time period;

•	limiting the dollar amount that may be transferred at any one time;

•	charging a transfer fee of $25 per transfer or collecting a redemption fee if assessed by an underlying fund;

•	for Fax or telephone transfer requests, also requiring that a manually signed, written request for transfers be sent to us by U.S. mail;

•	for multiple transactions, requiring that each transfer be made by a separate communication, in a separate envelope and delivered separately;

•	denying a transfer request from an authorized third party acting on behalf of an owner or multiple owners; and

•

imposing other limitations and modifications where we determine that exercise of the transfer privilege may create a disadvantage to other owners (including, but not limited to, imposing a minimum time period between each transfer.)

While all of the listed available restrictions, or any combination thereof, may not be applied to each owner or representative in every case, they will be applied in such a manner as to further and enforce our overall policy of discouraging and attempting to detect and deter Harmful Trading.

We may reverse, within 2 business days after a transaction, any transaction inadvertently processed in contravention of such restrictions or any transaction that is rejected by a fund. A policy owner whose transaction is reversed in accordance with this provision will bear any gain or loss resulting from reversal, so that other policy owners will not be adversely affected.

You should know that we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the funds, promptly upon request, certain information about the trading activity of individual policy owners and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific policy owners who violate the market timing policies established by the fund.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the prospectuses for the underlying funds for more details.

Dollar-Cost Averaging

The dollar-cost averaging program permits you to systematically transfer an amount from the fixed account or the money market variable subaccount to the other variable subaccounts on a periodic basis prior to the policy’s maturity date. The amount transferred may be (1) a specified dollar amount from each account, or (2) a percentage of the value in each account, or (3) an amount determined from a beginning date to an ending date you select, by reducing the value in each account to zero over the specified period. Dollar-cost averaging may occur on the same day of the month either monthly, quarterly, semi-annually, or annually. (If that day of the month does not fall on a business day, then transfers will be made on the next following business day.) Transfers will be made at the unit values determined on the date of each transfer.

The minimum automatic transfer of a specified dollar amount is $100. If the transfer is to be made to more than one variable subaccount, a minimum of $25 must be transferred to each variable subaccount selected.

The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may elect to participate in the dollar-cost averaging program at any time by sending a written request to our administrative office. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the fixed account or money market variable subaccount you are transferring from is depleted, or until you cancel your participation in the program by written request or by telephone. There is no additional charge for dollar-cost averaging. A transfer under this program is not counted as a transfer for purposes of the 12 free transfers discussed above. We reserve the right to modify or discontinue offering the dollar-cost averaging program at any time and for any reason. Another method of dollar-cost averaging is for you to allocate monthly premiums directly to the variable subaccounts you desire.

Automatic Asset Rebalancing

Automatic asset rebalancing allows you to set up transfers to occur at selected intervals that will reallocate your policy value according to your current premium allocation percentages. After the transfers, the ratio of the value in each investment option to the value for all the investment options included in automatic rebalancing will equal the percentages chosen by you for each investment option. You may change your allocation percentages for automatic rebalancing at any time. Automatic rebalancing may occur on the same day of the month either quarterly, semi-annually, or annually. If you select the fixed account or the money market variable subaccount in the dollar-cost averaging program, you may not include that option in your automatic asset rebalancing program.

Automatic asset rebalancing provides you with a method for maintaining a consistent approach to investing your policy value over time, and simplifies asset allocation among those investments that you and your advisor have determined represent the appropriate mix at any particular time. You should consider, however, that transfers will be made from investments which have outperformed other investment options since the last reallocation of your policy value to less successful investment options. Automatic rebalancing does not assure a higher or lower investment return over short or long term horizons.

You may elect to participate in the automatic rebalancing program at any time by sending a written request to our administrative office. Once elected, automatic rebalancing remains in effect from the date we receive your request until you cancel your participation in the program by written request or by telephone. Transfer requests to or from the variable subaccounts or the fixed account do not change or cancel instructions for automatic asset rebalancing. Only an express written request will terminate your participation in the program. There is no additional charge for automatic rebalancing. A transfer under this program is not counted as a transfer for purposes of the 12 free transfers discussed above. We reserve the right to modify or discontinue offering automatic rebalancing at any time and for any reason.

Loans

You may borrow up to 90% of your cash surrender value at any time by submitting a written request to our administrative office. (This percentage may vary in some states.) The cash surrender value is the policy value less any applicable surrender charge. Outstanding loans, including accrued interest, reduce the amount available for new loans. The minimum loan amount is $100. Your policy may terminate if the loan balance becomes greater than the cash surrender value. (See “Premiums to Prevent Termination.”) Policy loans may have income tax consequences. (See “Tax Considerations.”)

When a loan is made, an amount equal to the requested loan and any loan interest must remain in the fixed account or be transferred from variable subaccounts to the fixed account. The amount to be transferred will be deducted from each variable subaccount in the same proportion that the value of each variable subaccount bears to your variable account value unless you specify one or more variable subaccounts from which the loan is to be made.

Interest.    We will charge interest daily on any outstanding loan at an effective annual rate of 4.75%. Interest is due and payable at the end of each policy year while a loan is outstanding. Interest paid on a policy loan generally is not tax-deductible. If, on any policy anniversary, interest accrued since the last policy anniversary has not been paid, the amount of the interest is added to the loan and becomes part of the outstanding loan balance. Interest will be deducted from the variable subaccounts in the same proportion that the value of each variable subaccount bears to your variable account value. On each monthly processing date, the loaned amount will be credited with interest at a minimum guaranteed effective annual rate of 4.0%.

We may also credit additional interest (currently up to an effective annual rate of 0.75%) on any preferred loan amount. Preferred loans are available each policy year following the tenth policy anniversary. The amount available as a preferred loan is 10% of the net policy value, which is the policy value minus any existing loan balance. The policy value will be determined at the time of the loan. If you do not borrow the maximum preferred loan amount in a policy year, the unused amount is not available to increase the preferred loan amount in any subsequent policy year.

Loan Repayment.    You may repay all or part of your loan balance at any time while the insured is living and the policy is in force. Loan repayments must be at least $100 each (or the outstanding loan balance, if less). Upon repayment of the loan balance, the portion of the repayment allocated to a variable subaccount will be transferred from the fixed account to increase the value in that variable subaccount. The repayment will be allocated among the variable subaccounts and the fixed account based on the instructions for net premium allocations then in effect unless you give us other instructions. Any payment received when a loan is outstanding will be treated as a premium unless you tell us it is a loan repayment. Automatic bank draft payments cannot be used as loan repayments.

Effect of Policy Loan.    A policy loan will affect your policy in several ways over time, whether or not it is repaid, because the investment results of the variable subaccounts may be less than or greater than the net interest rate credited on the amount transferred to the fixed account securing the loan. First, by comparison to a policy under which no loan has been made, your policy value will be less if this fixed account net interest rate is less than the investment return of the applicable variable subaccounts and greater if the fixed account net interest rate is higher than the investment return of the applicable variable subaccounts.

Second, if the death benefit becomes payable while a policy loan is outstanding, the loan balance will be deducted in calculating the death benefit proceeds.

Third, your policy will terminate if the loan balance exceeds the cash surrender value on any monthly processing date and the no-lapse guarantee or an optional death benefit guarantee is not in effect. We will send you, and any assignee of record, notice of the termination. You will have a 61-day grace period to pay a sufficient additional premium to avoid termination. If your policy terminates, there may be tax consequences.

Loans under modified endowment contracts are treated as distributions for tax purposes. Loans under policies that are not modified endowment contracts are generally not treated as distributions (see the “Tax Considerations” section of this prospectus) except that the tax treatment of the preferred loan amount is unclear, so consult your tax advisor before taking a loan.

Payments

Written requests for payment must be sent to our administrative office or given to an authorized United Investors registered representative for forwarding to this office. We will ordinarily pay any death benefit, loan amount, withdrawal amounts or the net cash surrender value within seven days after we receive in good order (at our administrative office) all the documents and information required for such a payment. Other than the death benefit, which is determined as of the date of the insured’s death, the amount of any payment will be determined as of the business day our administrative office receives all required documents and information.

Telephone or FAX requests may be allowed by us in certain circumstances.

We may delay making a payment of any amount from the variable subaccounts or processing a transfer request if:

(a)	the disposal or valuation of the Variable Account’s assets is not reasonably practicable because

(i)	the New York Stock Exchange is closed for other than a regular holiday or weekend,

(ii)	trading is restricted by the SEC, or

(iii)	the SEC declares that an emergency exists; or

(b)	the SEC by order permits postponement of payment to protect our policy owners.

We may defer payment of proceeds from the fixed account for up to six months from the date we receive the request. If we defer payment for more than 30 days, we will pay interest on the amount deferred at an effective annual rate of at least 3.5%. However, we will not defer payment of a withdrawal or policy loan requested to pay a premium due on a United Investors policy. We also may defer making payments attributable to a premium check that has not cleared your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or ‘freeze’ or block your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, make loans, or continue making payments under your death benefit option. If a policy is frozen, the policy value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate Federal regulator. We may also be required to provide information about you and your policy to government agencies and departments.

The policy offers a wide variety of optional ways of receiving proceeds payable under the policy other than in a lump sum. An authorized United Investors representative can explain these options to you. None of these options varies with the investment performance of a variable subaccount because they are all forms of fixed-benefit annuities.

Policy Reinstatement

The policy may be reinstated at any time within five years after the policy has terminated at the end of the grace period. To reinstate the policy, the policy owner must:

(a)	submit an application for reinstatement;

(b)	provide evidence of insurability satisfactory to us;

(c)	agree to the reduction of the policy value by any loan balance; and

(d)	pay the premium required to reinstate the policy.

The reinstatement date for the policy will be the monthly processing date on or following the day we approve the application for reinstatement. (See the policy form for additional information.) The policy cannot be reinstated if you have surrendered it for the net cash surrender value.

United Investors Life Insurance Company and the Fixed Account

United Investors Life Insurance Company

We are a stock life insurance company, indirectly owned by Torchmark Corporation, an insurance holding company. We were incorporated in the State of Missouri on August 17, 1981, as the successor to a company of the same name established in Missouri on September 27, 1961. Our principal business is selling life insurance and annuity contracts. We are admitted to do business in the District of Columbia and all states except New York. Our principal business address is 2001 Third Avenue South, Birmingham, Alabama 35233.

Published Ratings.    We may publish (in advertisements, sales literature, and reports to policy owners) the ratings and other information assigned to us by one or more independent insurance industry analysts or rating organizations such as A. M. Best Company, Standard & Poor’s Corporation, and Weiss Research, Inc. These ratings reflect the organization’s current opinion of an insurance company’s financial strength and operating performance in comparison to the norms for the insurance industry; they do not reflect the strength, performance, risk, or safety (or lack thereof) of the variable subaccounts. The claims-paying ability rating as measured by Standard & Poor’s is an opinion of an operating insurance company’s financial capacity to meet its obligations under its outstanding insurance and annuity policies.

The Fixed Account

The funding choice guaranteeing your principal and a minimum fixed rate of interest is called the “fixed account.” It is not registered under the Securities Act of 1933, and it is not registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the fixed account nor any interests therein are subject to the provisions or restrictions of these Federal securities laws, and the disclosure regarding the fixed account has not been reviewed by the staff of the SEC.

The fixed account is part of our general account assets. It is not a separate account. Amounts allocated to the fixed account are credited with interest at rates determined in our sole discretion, but in no event will interest credited on these amounts be less than an effective annual rate of 3.5%. The current interest rate is the guaranteed minimum interest rate plus any excess interest rate. The current interest rate is determined periodically. The current interest rate for each premium payment will be guaranteed for at least a one-year period. We may credit interest at a rate in excess of 3.5% per year, but any excess interest credited will be determined in our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate of 3.5% per year. The fixed account may not be available in all states.

Our general account assets are used to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the fixed account.

As the policy owner, you determine the allocation of policy value to the fixed account. There are significant limits on your right to transfer policy value into and out of the fixed account. (See “Transfers.”)

The Variable Account and the Portfolios

The Variable Account

The variable subaccounts are divisions of the Titanium Universal Life Variable Account (the “Variable Account”). We established the Variable Account as a segregated asset account on September 15, 1999. The Variable Account will receive and invest the premiums allocated to the variable subaccounts. Our Variable Account is currently divided into 42 subaccounts. Each subaccount invests exclusively in shares of a single mutual fund portfolio. Income, gains and losses (whether or not realized) arising from the assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount of the Variable Account or arising out of any other business we may conduct.

The assets in the Variable Account are our property and we are obligated to pay all benefits under the policy. However, the assets allocated to the variable subaccounts under the policy attributable to the policy values are not chargeable with liabilities arising out of any other business that we may conduct.

The Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. It meets the definition of a “separate account” under the Federal securities law. However, the SEC does not supervise the management or investment practices or policies of the Variable Account or us.

We do not guarantee any money you place in the subaccounts. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. You could lose some or all of your money.

Changing the Variable Account

We have the right to make changes to, and to modify how we operate, the Variable Account. Specifically, we have the right to:

(a)	add subaccounts to, or remove subaccounts from, the Variable Account;

(b)	combine the Variable Account with other separate accounts;

(c)	replace the shares of a portfolio by substituting shares of another portfolio of the Funds or another investment company

(1)	if shares of the portfolio are no longer available for investment, or

(2)	if, in our judgment, continued investment in the portfolio is inappropriate in view of the purposes of the Variable Account;

(d)	end the registration of the Variable Account under the 1940 Act;

(e)	disregard instructions from policy owners (only if required by state insurance regulatory authorities or otherwise pursuant to insurance law or regulation) regarding a change in the investment objectives of a portfolio or the approval or disapproval of an investment advisory agreement; and

(f)	operate the Variable Account or one or more of its subaccounts in any other form allowed by law, including a form that permits direct investments in individual securities (rather than solely investments in a mutual fund shares).

The Portfolios

Each subaccount of the Variable Account invests exclusively in shares of a particular mutual fund portfolio. The assets of each portfolio are separate from the assets of the other portfolios. Thus, each portfolio operates separately, and the income, gains, or losses of one portfolio have no effect on the investment performance of any other portfolio. The subaccounts buy and sell portfolio shares at net asset value. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

The following 42 mutual fund portfolios are currently offered to policy owners through the subaccounts of the Variable Account. The following table summarizes each portfolio’s investment objective(s) and identifies its investment advisor (and subadvisor, if applicable). There is no assurance that any of the portfolios will achieve their stated objective(s). You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios that accompany this prospectus. You should read those prospectuses carefully and keep them for future reference.

Portfolio	Investment Advisor or Subadvisor	Investment Objective(s) and Certain Policies
AIM V.I. Capital Appreciation Fund— Series I Shares	A I M Advisors, Inc. (Investment Advisor)	The fund’s investment objective is growth of capital. Invests principally in common stock of companies believed to be likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.
AIM V.I. Capital Development Fund—Series I Shares	A I M Advisors Inc. (Investment Advisor)	The fund’s investment objective is long-term growth of capital by investing primarily in equity securities of mid-capitalization companies. The fund may also invest up to 25% of its total assets in foreign securities.
AIM V.I. Core Equity Fund— Series I Shares	A I M Advisors, Inc. (Investment Advisor)	The fund’s investment objective is growth of capital by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term, above-average growth in earnings, and growth companies that are believed to have potential for above-average growth in earnings.
AIM V.I. Government Securities Fund— Series I Shares	A I M Advisors, Inc. (Investment Advisor)	The fund’s investment objective is to provide a high level of current income consistent with a reasonable concern for safety of principal. Invests normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the U.S. Government.
AIM V.I. International Growth Fund— Series I Shares	A I M Advisors, Inc. (Investment Advisor)	The fund’s investment objective is to provide long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund focuses its investments in marketable equity securities of foreign companies, listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.

Portfolio	Investment Advisor or Subadvisor	Investment Objective(s) and Certain Policies
AIM V.I. Technology Fund—Series I Shares	A I M Advisors, Inc. (Investment Advisor)	The fund seeks capital growth. The fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund’s assets is not required to be invested in the sector.
AIM V.I. Utilities Fund—Series I Shares	A I M Advisors, Inc. (Investment Advisor)	The Fund seeks capital growth and current income. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance, and wireless. At any given time, 20% of the Fund’s assets is not required to be invested in the sector.
Alger American Balanced Portfolio— Class O Shares	Fred Alger Management, Inc. (Investment Advisor)	Seeks current income and long-term capital appreciation. The portfolio focuses on stocks of companies that the Manager believes demonstrate growth potential and on fixed income securities, with emphasis an income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds debentures and notes, U.S. government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the portfolio’s fixed-income investments will be concentrated within the four highest rating categories as determined by one of the nationally recognized statistical rating organizations (“NRSROs”) (or, if unrated, will have been determined to be of comparable quality by the Manager). The portfolio also may invest up to 10% of its net assets in lower-rated securities rated “B” (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). Under normal circumstances, the portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.

Portfolio	Investment Advisor or Subadvisor	Investment Objective(s) and Certain Policies
Alger American Growth Portfolio— Class O Shares	Fred Alger Management, Inc. (Investment Advisor)	Seeks long-term capital appreciation. The portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.
Alger American Income & Growth Portfolio— Class O Shares	Fred Alger Management, Inc. (Investment Advisor)	Primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation. The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.
Alger American Leveraged AllCap Portfolio—Class O Shares	Fred Alger Management, Inc. (Investment Advisor)	Seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size that the Manager believes demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.
Alger American MidCap Growth Portfolio—Class O Shares	Fred Alger Management, Inc. (Investment Advisor)	Seeks long-term capital appreciation. The portfolio focuses on mid-sized companies with promising growth potential. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell Mid-Cap Growth Index or the S&P Midcap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks.
Alger American Small Capitalization Portfolio—Class O Shares*	Fred Alger Management, Inc. (Investment Advisor)	Seeks long-term capital appreciation. The portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of the companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small-capitalization stocks.
*	This portfolio is not available for new investment (by premium allocation or transfer) after June 1, 2007, unless you are a Titanium Variable Universal Life policyowner on that date.

Portfolio	Investment Advisor or Subadvisor	Investment Objective(s) and Certain Policies
Dreyfus VIF- Appreciation Portfolio— Initial Shares	The Dreyfus Corporation (Investment Advisor) Fayez Sarofim & Co. (Investment Subadvisor)	Seeks long-term capital growth consistent with the preservation of capital. It’s secondary goal is current income. To pursue these goals, the portfolio invests at least 80% of its assets in common stocks. The portfolio focuses on “blue chip” companies with total market values of more than $5 billion at the time of purchase including mulitnational companies.
Dreyfus VIF-Money Market Portfolio**	The Dreyfus Corporation (Investment Advisor)	Seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market, the portfolio is subject to maturity, quality and diversification requirements designed to help maintain a stable share price of $1.00. The portfolio invests in a diversified portfolio of high-quality, short-term debt securities. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.
Dreyfus VIF-Quality Bond Portfolio —Initial Shares	The Dreyfus Corporation (Investment Advisor)	Seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio normally invests at least 80% of net assets in bonds, including corporate bonds, mortgage-related securities, collateralized mortgage obligations, and asset-backet securities that, when purchased, are rated A or better or are the unrated equivalent as determined by Dreyfus, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including Treasury inflation-protection securities.
Dreyfus Socially Responsible Growth Fund, Inc. —Initial Shares	The Dreyfus Corporation (Investment Advisor)	Seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund under normal circumstances invests at least 80% of its assets in the common stock of companies that, in the opinion of fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.
DWS Dreman High Return Equity VIP	Deutsche Investment Management Americas, Inc. (Investment Advisor) Dreman Value Management, LLC (Investment Subadvisor)	The portfolio seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large U.S. companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers believe are undervalued.

**	During periods of low market interest rates, the yield of the money market subaccount may be very low or even negative, due to policy changes.

Portfolio	Investment Advisor or Subadvisor	Investment Objective(s) and Certain Policies
DWS Dreman Small Mid Cap Value VIP	Deutsche Investment Management Americas, Inc. (Investment Advisor) Dreman Value Management, LLC (Investment Subadvisor)	The portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of U.S. companies, which the portfolio defines as companies that are similar in market value to those in the Russell 2000 Value Index.
DWS Equity 500 Index VIP	Deutsche Investment Management Americas, Inc. (Investment Advisor) Northern Trust Investments, N.A. (Investment Subadvisor)	The portfolio seeks to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), which emphasizes stocks of large US companies. Under normal circumstances, the portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the S&P 500 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index.
DWS High Income VIP	Deutsche Investment Management Americas, Inc. (Investment Advisor)	The portfolio seeks to provide a high level of current income. Under normal circumstances, the portfolio generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (i.e. Grade BB/Ba and below). The portfolio may invest up to 50% of total assets in bonds denominated in U.S. dollars or foreign currencies from foreign issuers.
DWS Large Cap Value VIP	Deutsche Investment Management Americas, Inc. (Investment Advisor)	The portfolio seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000 Value Index and that the portfolio managers believe are undervalued.
DWS Mid Cap Growth VIP	Deutsche Investment Management Americas, Inc. (Investment Advisor)	The portfolio seeks long-term capital growth. Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in companies with market capitalizations within the market capitalization range of the Russell Mid-Cap Growth Index or securities with equity characteristics that provide exposure to those companies.

Portfolio	Investment Advisor or Subadvisor	Investment Objective(s) and Certain Policies
DWS Small Cap Index VIP	Deutsche Asset Management, Inc. (Investment Advisor) Northern Trust Investments, N.A. (Investment Subadvisor)	The portfolio seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. Under normal circumstances, the portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000 Index.
Evergreen VA Balanced Fund	Evergreen Investment Management Company, LLC (Investment Advisor) Tattersall Advisory Group, Inc. (Investment Subadvisor)	Seeks capital growth and current income. The fund invests in a combination of equity and debt securities. Equity securities are generally selected based on potential for capital growth. Under normal circumstances, the fund invests at least 25% of its assets in debt securities and the remainder in equity securities.
Evergreen VA International Equity Fund	Evergreen Investment Management Company, LLC (Investment Advisor)	Seeks long-term capital growth and secondarily, modest income. The Fund will normally invest 80% of its assets in equity securities issued by, in the portfolio manager’s opinion, established and quality non-US. companies located in countries with developed markets. The Fund may purchase securities across all market capitalizations and may also invest in emerging markets.
Evergreen VA Special Values Fund	Evergreen Investment Management Company, LLC (Investment Advisor)	Seeks capital growth in the value of its shares. The fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the market capitalization range of the companies tracked by the Russell 2000® Index, measured at the time of purchase). The fund seeks to limit the investment risk of small company investing by seeking stocks that trade below what the portfolio manager considers their intrinsic value. The fund’s portfolio manager looks specifically for various growth triggers, or catalysts, that will bring the stock’s price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.
MFS® Emerging Growth Series	MFS® Investment Management (Investment Advisor)

The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in equity securities. MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

Portfolio	Investment Advisor or Subadvisor	Investment Objective(s) and Certain Policies
MFS® High Income Series	MFS Investment Management (Investment Advisor)

The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. MFS normally invests at least 80% of the fund’s net assets in high income debt instruments. MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS® Investors Trust Series	MFS® Investment Management (Investment Advisor)

The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in equity securities. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS® Research Series	MFS® Investment Management (Investment Advisor)

The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in equity securities. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS® Total Return Series	MFS® Investment Management (Investment Advisor)

The fund’s investment objective is to seek total return. MFS invests the fund’s assets in equity securities and debt instruments. MFS seeks to invest between 40% and 75% of the fund’s net assets in equity securities and at least 25% of the fund’s total assets in fixed-income senior securities.

MFS® Value Series	MFS Investment Management (Investment Advisor)

The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in equity securities. MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

Franklin Global Real Estate Securities Fund— Class 2	Franklin Templeton Institutional, LLC. (Investment Advisor)	Seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.
Franklin Large Cap Value Securities Fund—Class 2	Franklin Advisory Services, LLC (Investment Advisor)	Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies and normally invests predominantly in equity securities, focusing on those the manager believes to be undervalued.

Portfolio	Investment Advisor or Subadvisor	Investment Objective(s) and Certain Policies
Franklin Zero Coupon Fund—2010—Class 2	Franklin Templeton Institutional, LLC (Investment Advisor)	Seeks as high an investment return as is consistent with capital preservation. The Fund normally invests at least 80% of its net assets in zero coupon debt securities and normally invests primarily to predominantly in U.S. Treasury issued stripped securities and stripped securities issued by the U.S. government, or its agencies and authorities.
Templeton Foreign Securities Fund— Class 2	Templeton Investment Counsel, LLC (Investment Advisor)	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.
Templeton Global Asset Allocation Fund—Class 2	Templeton Investment Counsel, LLC (Investment Advisor)	Seeks high total return. The Fund normally invests in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market securities. The Fund normally invests substantially to primarily in equity securities.
Templeton Global Income Securities Fund—Class 2	Franklin Advisors, Inc. (Investment Advisor)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets.
Wells Fargo Advantage VT Asset Allocation Fund	Wells Fargo Funds Management, LLC (Investment Advisor) Wells Capital Management Incorporated (Investment Subadvisor)	Seeks long-term total return, consistent with reasonable risk. It invests primarily in equity and fixed-income securities with an emphasis on equity securities. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Treasury Bond Index. The Fund’s “neutral” target allocation is 60% equity securities and 40% fixed income securities.
Wells Fargo Advantage VT Discovery Fund	Wells Fargo Funds Management, LLC (Investment Advisor) Wells Capital Management Incorporated (Investment Subadvisor)	The VT Discovery Fund seeks long-term capital appreciation by investing in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap® Index, (which was $16.5 billion as of June 30, 2006, and is expected to change frequently), at the time of purchase. We select securities through a combination of in-depth fundamental analysis of a company’s financial reports and direct, on-site research during company visits. We may invest in any economic sector, and at times we may emphasize one or more particular sectors.

Portfolio	Investment Advisor or Subadvisor	Investment Objective(s) and Certain Policies
Wells Fargo Advantage VT Opportunity Fund	Wells Fargo Funds Management, LLC (Investment Advisor) Wells Capital Management Incorporated (Investment Subadvisor)	The VT Opportunity Fund seeks long-term capital appreciation by investing in equity securities of medium-capitalization companies that we believe are under-priced, yet have attractive growth prospects. We base the analysis on a comparison between the company’s public value, based on market quotations, with its “private market value”—the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company’s private-market value based on a fundamental analysis of a company’s cash flows, asset valuations, competitive situation, and franchise value.
Wells Fargo Advantage VT Total Return Bond Fund	Wells Fargo Funds Management, LLC (Investment Advisor) Wells Capital Management Incorporated (Investment Subadvisor)	Seeks total return consisting of income and capital appreciation by investing principally in a broad range of investment-grade debt securities, including U.S. Government obligations, corporate bonds, mortgage- and asset-backed securities, and money-market instruments. From time to time, the Fund may also invest in unrated bonds that we believe are comparable to investment-grade debt securities.

In selecting the mutual fund portfolios offered though the policy, we may consider various factors, such as asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that we may consider during the selection process is whether the portfolio or one of its service providers (e.g., the investment advisor) will make payments to us.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the mutual fund portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the portfolios you have chosen.

We do not provide investment advice and we do not recommend or endorse any particular mutual fund portfolios.

In addition to the Variable Account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the Internal Revenue Code. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the portfolios which accompany this prospectus.

These mutual fund portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the policy may be very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment advisor or manager. Nevertheless, the investment performance and results of the portfolios available under the policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and we make no representation, that the investment results of any of the portfolios available under the policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment advisor or manager, the same investment objectives and policies, and a very similar name.

We may receive payments or revenues from some or all of the mutual fund portfolios or their investment advisors (or their affiliates). These payments may be used for any corporate purpose, including payment of expenses that we incur in promoting, marketing, and administering the policy and, in our role as an intermediary, the portfolios. We may profit from these payments. These payments may be derived, in whole or in part, from the management fee deducted from the portfolio assets. Policy owners, through their indirect investment in the portfolios, bear the costs of these management fees (see the portfolios’ prospectuses for more information). The amount we receive, if any, may be different for different portfolios, and may depend on how much of our policy value is invested in the applicable portfolios. Currently, these payments or revenues range from 0.15% to 0.25% of our investment in the portfolios.

Addition, Deletion, or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares of the underlying mutual funds that are held by the Variable Account (or any of its subaccounts) or that the Variable Account (or any of its subaccounts) may purchase. We reserve the right to eliminate the shares of any of the portfolios of the underlying mutual funds and to substitute shares of another portfolio of the underlying mutual funds or any other investment vehicle or of another open-end, registered investment company if:

(a)	laws or regulations are changed;

(b)	the shares of the underlying mutual funds or one of its portfolios are no longer available for investment; or

(c)	in our judgment, further investment in any portfolio becomes inappropriate in view of the purposes of the subaccount.

We will not substitute any shares attributable to your interest in a subaccount of the Variable Account without notice and prior approval of the SEC and the insurance regulator of the state where the policy was delivered, if required. Nevertheless, the representations in this prospectus will not prevent the Variable Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by policy owners.

We also reserve the right to establish additional subaccounts of the Variable Account, each of which would invest in a new portfolio of the mutual funds, or in shares of another investment company or suitable investment, with a specified investment objective. We may establish new variable subaccounts when, in our sole discretion, marketing needs or investment conditions warrant. We may make available any new variable subaccounts to existing policy owners, and will do so on a basis that we will determine. We may also eliminate one or more variable subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the policies, the Variable Account may be:

(a)	operated as a management company under the 1940 Act;

(b)	deregistered under that Act in the event such registration is no longer required; or

(c)	combined with other United Investors separate accounts.

Voting Portfolio Shares

We are the legal owner of portfolio shares held in the subaccounts of the Variable Account and therefore have the right to vote on all matters submitted to shareholders of the portfolios. However, to the extent required by law, we will vote shares held in the variable subaccounts at meetings of the shareholders of the portfolios in accordance with instructions received from policy owners. Please note that the effect of proportional voting is that a small number of policyowners may control the outcome of a vote. The mutual funds generally do not hold regular annual shareholder meetings. To obtain voting instructions from policy owners before a meeting of shareholders of a particular portfolio, we may send voting instruction material, a voting instruction form and any other related material to policy owners with policy value in the variable subaccount corresponding to that portfolio. We will vote shares held in a variable subaccount for which no timely instructions are received in the same proportion as those shares for which voting instructions are received. If the applicable Federal securities laws, regulations or interpretations thereof change to permit us to vote shares of the portfolios in our own right, then we may elect to do so. We may, if required by state insurance officials, disregard policy owners’ voting instructions if such instructions would require us to vote the shares so as to cause a change in sub-classification or investment objectives of one or more of the portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment advisor of a portfolio, provided that we reasonably disapprove of such changes in accordance with applicable Federal regulations. If we ever disregard voting instructions, policy owners will be advised of that action and of our reasons for doing so in our next report to policy owners.

Charges and Deductions

We deduct the charges described below from your premiums or your policy value. Certain of the charges depend on a number of variables, and some of them are illustrated in the hypothetical illustrations and performance information in the Appendices to this prospectus. The charges are for the services and benefits provided, costs and expenses incurred and risks assumed by us under or in connection with the policy. We intend to make a profit from these charges.

Services and benefits we provide include:

(a)	the death benefits, cash and loan benefits provided by the policy;

(b)	funding choices, including net premium allocations, dollar-cost averaging programs, and automatic asset rebalancing programs;

(c)	administration of various elective options under the policy (including riders); and

(d)	the distribution of various reports to policy owners.

Costs and expenses we incur include:

(a)	those associated with underwriting applications and changes in face amount and riders;

(b)	various overhead and other expenses associated with providing the services and benefits provided by the policy (and riders);

(c)	sales and marketing expenses;

(d)	Federal, state and local premium and other taxes and fees; and

(e)	other costs of doing business, such as complying with Federal and state regulatory requirements.

Risks we assume include the risks that:

(a)	insureds may die sooner than estimated, resulting in the payment of greater death benefits than expected; and

(b)	the costs of providing the services and benefits under the policy (and riders) will exceed the charges deducted.

Premium Expense Charges

We deduct premium expense charges from each premium before allocating the resulting net premium to the policy value. These charges consist of three types:

(a)	2.5% of each premium is deducted for state and local premium taxes (premium taxes may vary from state to state, ranging from zero to 4%, and the 2.5% rate approximates the average expense we incur for these premium taxes; the 2.5% premium tax charge may be higher (or lower) than the actual premium taxes; if any, in your location);

(b)	1.5% of each premium is deducted for our estimate of the cost of the Federal income tax treatment of deferred acquisition costs; and

(c)	4% of each premium is deducted as a sales load, until premiums paid equal 10 times the target premium for the policy.

The “target premium” is not the planned premium that you intend to pay. The target premium is used only to calculate the sales load part of the premium expense charge, and to calculate the sales surrender charge (discussed below). A target premium is determined for the initial base face amount, and an additional target premium is determined for each increase in the base face amount, based on the insured’s age, sex, and risk class. The target premium may be more or less than the no-lapse monthly premium depending on any additional benefits that have been added to the policy. Your specific target premium will be specified on the policy data page of your policy.

An addition to the target premium will be made when the base face amount is increased, and a new sales load will be deducted in determining the net premium. The new sales load will equal 4% of the premiums paid after the effective date of the increase which are allocated to the increase, until the premiums allocated to the increase equal 10 times the increase in the target premium. Premiums paid after the effective date of the increase will be allocated in proportion to the target premium for each portion of the base face amount.

Mortality and Expense Risk Charge

We deduct a daily charge from the average daily net assets in the variable subaccounts for certain mortality and expense risks we bear. This charge is at an effective annual rate of 0.75% of the Variable Account assets during the first ten policy years, 0.50% during the second ten years, and 0.25% thereafter. We guarantee not to increase the mortality and expense risk charge above these annual rates. The mortality and expense risk charge does not apply to fixed account assets. We expect a profit from this charge. Our profit, if any, from this charge may be used for any purpose, including distribution expenses.

Monthly Deduction

We deduct a monthly deduction from your policy value on the policy’s effective date and on each monthly processing date. This charge is deducted from the Variable Account and the fixed account on a pro rata basis. The monthly deduction for each policy consists of:

(a)	the cost of insurance charge discussed below;

(b)	a monthly policy charge (currently this is $6.00 per month; it may increase to a maximum charge of $30.00 per month for the first policy year and $10.00 per month for renewal years); and

(c)	charges for any supplemental benefits added by riders to the policy. (See “Supplemental Benefits.”)

Surrender Charge

Surrender charges are deducted to compensate us partially for the cost of administering, issuing, and selling the policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of applications for insurance, processing of the applications, establishing policy records, and policy issue. We do not expect surrender charges to cover all of these costs. To the extent that they do not, we will cover the short-fall from our general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

If you surrender the policy before the beginning of the 15th policy year, we will deduct a surrender charge based on its base face amount at issue. We also deduct the surrender charge if you surrender the policy before the beginning of the 15th year following an increase in its base face amount (based on the amount of the increase). The surrender charge will be deducted before any surrender proceeds are paid. A portion of the surrender charge will also be deducted for any base face amount decreases you request, or if the base face amount decreases due to a withdrawal from your policy value. (See “Impact of Changes in Base Face Amount on Surrender Charge.”)

The surrender charge consists of two types of charges, an administrative surrender charge and a sales surrender charge. The administrative surrender charge is $4.00 per $1,000 of base face amount for the first nine policy years (or the first nine years after a base face amount increase) and declines each year thereafter until it reaches zero after the 14th policy year:

Policy Year:	1-9	10	11	12	13	14	15 & up

Charge per $1,000 of Base Face Amount:	$4.00	$3.33	$2.67	$2.00	$1.33	$0.67	$0.00

The sales surrender charge is a percentage of actual premiums paid up to a maximum based on target premiums. Your target premium is specified on your policy data page. The percentages of premium are:

Policy	Years 1-2: 26% of premium paid up to one target premium, plus 6% of premium paid above one target premium up to two target premiums, plus 5% of premium paid above two target premiums.

Note that the percentage increases significantly in years 3-9.

Policy	Years 3-9: 46% of premium paid up to one target premium, plus 44% of premium paid above one target premium up to two target premiums.

The sales surrender charge at the end of the 9th policy year (after the issue date or the date of an increase in the base face amount) will be reduced to zero at the beginning of the 15th policy year by reducing the charge each year by one-sixth of the amount of the charge in effect at the end of the 9th policy year.

Example of Surrender Charge Calculation.    Assume the base face amount on your policy is $100,000 and the insured is age 50 when the policy was issued. The target premium for the policy is $1,880. Assuming that you pay a $2,500 premium at the beginning of each policy year, the resulting surrender charge for each policy year is:

Policy Year	Administrative Surrender Charge	Sales Surrender Charge	Total Surrender Charge
1	$400	$ 526	$ 926
2	400	664	1,064
3	400	1,692	2,092
4	400	1,692	2,092
5	400	1,692	2,092
6	400	1,692	2,092
7	400	1,692	2,092
8	400	1,692	2,092
9	400	1,692	2,092
10	333	1,410	1,743
11	267	1,128	1,395
12	200	846	1,046
13	133	564	697
14	67	282	349
15	0	0	0

Impact of Changes in Base Face Amount on Surrender Charge.    If you request a decrease to the base face amount while surrender charges are in effect, or take a withdrawal that decreases the base face amount, we will deduct a portion of the surrender charge. Decreases in the base face amount as a result of a death benefit option change do not cause a surrender charge deduction. Similarly, increases in the base face amount as a result of death benefit option changes do not result in an increase in the maximum surrender charge. All other increases in the base face amount will increase the maximum surrender charge.

For decreases that cause a portion of the surrender charge to be deducted, the calculation of the charge varies for each type of surrender charge. The administrative surrender charge deduction will be in proportion to the amount of the base face amount decrease, and the future administrative surrender charge will be reduced by the amount of the deduction.

The amount of the sales surrender charge deduction will depend on the relationship of the premiums paid to the target premium for each portion of the base face amount. When the decrease is made, the target premium for each portion of the base face amount will be reduced in proportion to the amount of the base face amount decrease. If the new target premium for each portion of the base face amount is greater than or equal to the premiums paid which have been allocated to that portion, there will be no deduction, although the future maximum sales surrender charge will be lower than before the decrease occurred. If the new target premium for each portion of the base face amount is less than the premiums paid which have been allocated to that portion, the deduction will be the difference between the sales surrender charge before the decrease and the sales surrender charge after the decrease. The sales surrender charge after the decrease will be recalculated as if the new target premium for each portion of the base face amount had always been in effect for that portion.

In the example above, if you choose to decrease the base face amount in the 9th policy year from $100,000 to $75,000 (a 25% reduction), the administrative surrender charge will be reduced from $400 to $300. Based on the premium paid and the new target premium of $1,410, the sales surrender charge will reduce from $1,692 to $1,269, which is also a 25% decrease. The combined reduction in surrender charges of $523 will be deducted from your policy value. Future surrender charges after the decrease will also be reduced by 25% from the amounts shown in the chart above.

Transaction Charges

We may charge you for exceeding a certain number of policy transactions in a policy year.

Withdrawals.    For each withdrawal after the first in a policy year, we will deduct the lesser of $25 or 2% of the withdrawal amount from your policy value.

Transfers between Subaccounts and/or the Fixed Account.    We will deduct $25 for each transfer after the 12th in a policy year. Transfers under the dollar cost averaging and the automatic asset rebalancing program are not counted against the limit of 12 free transfers.

Policy Illustrations.    The first illustration of policy values you request each policy year will be free. For subsequent illustration requests each policy year, we will deduct $25 from your policy value.

Cost of Insurance Charge

The cost of insurance charge is the primary charge for the death benefit provided by your policy. The cost of insurance charge depends on a number of variables that cause the charge to vary from policy to policy and from monthly processing date to monthly processing date. Your policy’s specifications page will indicate the maximum monthly cost of insurance charge per $1,000 of net amount at risk applicable to your policy. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses. The cost of insurance charge is equal to (a) multiplied by the result of (b) minus (c) where:

(a)	is the cost of insurance rate divided by 1,000;

(b)	is the death benefit at the beginning of the policy month; and

(c)	is the policy value at the beginning of the policy month.

The amount by which the death benefit exceeds the policy value is called the net amount at risk and will be affected by investment performance, premiums, withdrawals and charges.

The policy value used in this calculation is the policy value before deduction of the monthly cost of insurance charge (for both the base face amount and the adjustable term insurance rider) and the cost of insurance for any disability waiver of monthly deductions rider, but after monthly deductions for any other riders and charges. If there is any adjustable term rider amount or if there have been any increases in the base face amount, then separate charges will be calculated for each portion of the death benefit.

The cost of insurance rate is the rate applied to the net amount at risk to determine the monthly cost of insurance charge. The cost of insurance rate is based on the insured’s attained age, sex, and applicable risk class as well as the size of the base face amount (lower cost of insurance rates currently apply for face amounts greater than $250,000) and the duration of the policy. We currently place insureds in the following risk classes (available for male or female) when we issue the policy (or approve an increase in the base face amount), based on our underwriting:

•	Preferred;

•	Standard Non-Tobacco;

•	Standard Tobacco;

•	Substandard Non-Tobacco; and

•	Substandard Tobacco.

Cost of insurance rates are lowest for the preferred risk class and highest for the substandard tobacco class.

The original risk class applies to the policy’s initial face amount. If an increase in face amount is approved, a different risk class may apply to the increase, based on the insured’s circumstances at the time of the increase. If you have selected death benefit option A, and if there have been any increases in the base face amount, the policy value will be considered a part of the initial base face amount when the charge is calculated. If the policy value exceeds the initial base face amount, the excess will be considered part of the increases in base face amount in the order of the increases.

We guarantee that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the maximum cost of insurance rates set forth in the policy. The maximum cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables, Male or Female, Smoker or Non-Smoker, or for substandard classes, a multiple of the tables and/or a flat addition to the tables. (See “Hypothetical Illustrations” and “Performance Information” in the Appendices for examples showing the effects of the cost of insurance charge.)

Other Charges

In most cases, there is an additional charge for each rider that you elect. See “Supplemental Benefits and Riders,” below.

For information about the investment advisory fees and other expenses incurred by the portfolios, see the “Fee Tables” of this prospectus and the accompanying prospectuses for the underlying mutual funds.

In addition, certain underlying mutual fund portfolios may impose a redemption fee of up to 2% of the amount of portfolio shares redeemed in connection with transfers or for other reasons. The underlying mutual funds would determine whether to impose a redemption fee, when it would apply, and the percentage. However, we may be required to administer and implement a mutual fund portfolio’s redemption fee. If so, any applicable redemption fee will be deducted from your policy value. Any redemption fee that is imposed would go into the applicable portfolio, and would not go to us or the portfolio manager.

Supplemental Benefits and Riders

Your policy may have supplemental benefits which are attached to the policy by rider. A charge will be deducted monthly from your policy value for most supplemental benefits. Each supplemental benefit is subject to its own requirements as to eligibility and cost. You may cancel supplemental benefits at any time. More details will be included in your policy if you choose any of these benefits. Some of the supplemental benefits listed below may not be available in all states, and from time to time, we may make available supplemental benefits other than those listed below. Contact your registered representative or our administrative office for a complete list of the supplemental benefits available in your state.

Terms and conditions for each supplemental benefit are specified in the applicable rider; the following are only brief descriptions.

Accelerated Death Benefit Rider.    This benefit is automatically provided in states approving the rider, and allows accelerated payment of up to 75% of the death benefit (in a lump sum only) while the insured is still alive, if the insured is diagnosed as having a terminal illness expected to cause death within 12 months (unless a different period is required by state law). There is no charge for this rider prior to the time the accelerated benefits are paid. The maximum benefit available is the lesser of 75% of the policy death benefit or $250,000. Exercise of this rider will reduce the other benefits under the policy under a formula set forth in the rider. Issue age is 0-75.

Accidental Death Benefit Rider.    This rider provides an additional death benefit payable if the insured dies as a result of an accident before age 70. The cost of insurance for this rider is $0.10 per $1,000 of rider coverage amount per month. Addition of this rider will increase both the minimum and target premiums. Issue age is 0-60.

Additional Insured Term Insurance Rider.    This benefit allows you to provide for death benefits on up to five family members (spouse and/or children). The additional insured cannot be more than five years older than the primary insured. This rider provides term insurance coverage on each additional insured until the policy anniversary nearest the additional insured’s 100th birthday. Coverage may be converted through age 75. Cost of insurance rates vary based on the attained age, sex, and risk class of each insured. Addition of this rider will increase both the minimum and target premiums. The additional insured must provide evidence of insurability satisfactory to us to be insured under this rider. The minimum issue amount is $50,000. Issue age is 0-75.

Adjustable Term Insurance Rider.    This rider is available to add death benefit coverage on the primary insured to your policy. The initial amount of coverage is chosen by you within certain limits, and will reduce to keep the target face amount level if the base death benefit increases due to Internal Revenue Code requirements. The maximum issue is nine times the base face amount and the minimum issue amount is $1,000. There is an additional cost for this rider. Cost of insurance rates vary based on the attained age, sex, and risk class of the primary insured. Addition of this rider will increase the minimum premium but will not increase the target premium. This rider is subject to satisfaction of evidence of insurability requirements. Issue age is 0-75. (See “Death Benefits.”)

Change of Person Insured Rider.    This benefit allows you to change the person insured under the policy. Satisfactory evidence of insurability must be provided for the proposed new insured. Future charges under the policy will change, but the policy value will remain the same as of the date of the change. Under current Federal tax law, the exercise of this benefit is taxed as if the policy were surrendered in full for cash. Changing the person insured under the policy may have tax consequences. There is no additional charge for this rider. Issue age is 0-75.

Children’s Term Insurance Rider.    This benefit allows you to add death benefit coverage for your children. The rider provides from $1,000 to $10,000 term insurance on each child. Coverage is available until the earliest of the child’s age 25, primary insured’s age 65, or upon death of the primary insured. Coverage may be converted to permanent insurance for an amount up to five times the amount of insurance provided by this rider. There is an additional charge for this rider. The monthly cost of insurance for this rider is $1.00 per $1,000 of rider coverage amount per month. Addition of this rider will increase both the minimum and target premiums. This rider is subject to satisfactory evidence of insurability. Issue ages 14 days to 21 years of age.

Death Benefit Guarantee Rider.    This rider provides that your base face amount will remain in force regardless of the sufficiency of the net cash surrender value for the guarantee period you selected at the time of application, provided certain conditions are met. The two guarantee periods available are (a) later of the insured’s age 65 or 10 policy years; or (b) the lifetime of the insured, or the maturity date. To keep the selected guaranteed period in force, a required premium must be paid. Both available guarantee periods require the payment of higher premiums, and the guarantee does not apply to any rider benefits. As long as the guarantee is in force, we will deduct a monthly charge from your policy value. This charge is currently $0.005 per $1,000 of base face amount, and is guaranteed never to exceed $0.01 per $1,000 of base face amount. Addition of this rider will increase the minimum premium but will not increase the target premium. This rider may not be available in all states. Issue age is 0-75 in most states. (See “Optional Death Benefit Guarantee” and “State Variations.”)

Disability Waiver of Monthly Deduction Rider.    The benefit provides for waiver of monthly deductions after the insured has been totally disabled for six months. The disability must commence after the policy’s effective date and prior to age 60. The waiver continues as long as total disability continues. The rider ends at the insured’s age 60, except for any benefits resulting from total disability which began prior to age 60. If you add this rider to your policy, you may not add the disability waiver of specified premium rider. Cost of insurance rates for this rider are based on the attained age and sex of the insured. Addition of this rider will increase both the minimum and target premiums. Issue age is 15-55.

Disability Waiver of Specified Premium Rider.    This benefit provides that we credit a specified premium amount monthly to your policy after the insured has been totally disabled for six months. At the time of application, you select the amount of premium to be credited (subject to our limits). The specified premium amount cannot exceed the guideline annual premium. The disability must commence after the policy’s effective date and prior to age 60. The waiver continues as long as total disability continues. The rider terminates at the insured’s age 60, except for any benefits resulting from total disability which began prior to age 60. If you add this rider to your policy, you may not add the disability waiver of monthly deduction rider. Cost of insurance rates for this rider are based on the attained age and sex of the insured. Addition of this rider will increase both the minimum and target premiums. Issue age is 15-55.

Option to Purchase Additional Insurance Rider.    This rider will allow you to increase your policy’s base face amount at specified option dates without providing evidence of insurability. The risk class that applies to the increase will be the same risk class as the original base face amount. Regular option dates are the policy anniversaries nearest the insured’s 22nd, 25th, 28th, 31st, 34th, 37th, and 40th birthdays. Certain additional option dates are available subject to rider provisions. Cost of insurance rates vary based on the issue age of the insured, and are payable until the policy anniversary nearest the insured’s 40th birthday. Addition of this rider will increase both the minimum and target premiums. The minimum issue amount is $10,000. The maximum increase amount is $50,000. Issue age is 0-39.

Tax Considerations

The following discussion is general and is not intended as tax advice.

Introduction

The following summary provides a general description of the Federal income tax considerations relating to the policy. This summary is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). Because of the complexity of such laws and the fact that tax results will vary according to the factual status of the specific policy involved, tax advice from a qualified tax advisor may be needed by a person contemplating the purchase of a policy or the exercise of certain elections under the policy. These comments concerning Federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the policy. Further, these comments do not take into account any Federal estate tax and gift, state, or local tax considerations which may be involved in the purchase of a policy or the exercise of certain elections under the policy. For complete information on such Federal and state tax considerations, a qualified tax advisor should be consulted. We do not make any guarantee regarding the tax status of any policy, and the following summary is not intended as tax advice.

Tax Status of the Policy

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policies should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements, particularly if the maximum permissible amount of premiums is paid under such a policy. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying variable account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the Variable Account assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Variable Account assets.

In addition, the Code requires that the investments of the Variable Account be “adequately diversified” in order for the policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the underlying mutual funds will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Policy Benefits

In General.    We believe that the death benefit under a policy should be excludable from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax advisor should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in constructive receipt of the policy value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a “modified endowment contract.”

Modified Endowment Contracts.    Under the Internal Revenue Code, certain life insurance policies are classified as “Modified Endowment Contracts,” with less favorable tax treatment than other life insurance policies. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a MEC. In general a policy will be classified as a MEC if the amount of premiums paid into the policy causes the contract to fail the “7-pay test.” A policy will fail the 7-pay test if at any time in the first seven contract years, the amount paid in the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the policy during the first seven years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount. If there is a “material change” in the policy’s benefits or other terms, the policy may have to be retested as if it were a newly issued policy. A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven contract years. To prevent your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective contract owner should consult a tax advisor to determine whether a policy transaction will cause the contract to be classified as a MEC.

Distributions Other than Death Benefits from Policies Classified as Modified Endowment Contracts.    Policies classified as modified endowment contracts will be subject to the following tax rules:

(1)	First, all distributions during the insured’s lifetime, including distributions upon surrender and benefits paid at maturity, from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the “investment in the policy” (described below) at such time.

(2)	Second, loans taken from, or secured by, such a policy (including unpaid loan interest that is added to the principal of a loan) are treated as distributions from such a policy and taxed accordingly.

(3)	Third, a 10 percent additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

(a)	is made on or after the policy owner reaches actual age 59 1/2;

(b)	is attributable to the policy owner’s becoming disabled; or

(c)	is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other than Death Benefits from Policies that Are Not Modified Endowment Contracts.    Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner’s investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a modified endowment contract are generally not treated as distributions. However, the tax consequences associated with preferred loans are less clear and a tax advisor should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

Investment in the Policy.    Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

Loans.    Interest paid on a policy loan generally is not tax-deductible. If a policy loan is outstanding when a policy is surrendered or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. The policy owner should consult a competent tax advisor if the deductibility of interest paid on a policy loan is an important issue.

Multiple Policies.    All modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includable in gross income.

Withholding.    To the extent that distributions are taxable, they are generally subject to withholding for your Federal income tax liability. You can generally elect by written request, however, not to have tax withheld from distributions.

Section 1035 Exchanges.     Generally, there are no tax consequences when you exchange one life insurance policy for another, so long as the same person is being insured (a change of the insured is a taxable event). Paying additional premiums under the new policy may cause it to be treated as a modified endowment contract.

The new policy may also lose any “grandfathering” privilege, where you would be exempt from certain legislative or regulatory changes made after your original policy was issued, if you exchange your policy. You should consult with a tax advisor if you are considering exchanging any life insurance policy.

Life Insurance Purchases by Residents of Puerto Rico.    The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.    Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

Accelerated Death Benefit Rider.    We believe that payments received under the accelerated death benefit rider should be fully excludable from the gross income of the beneficiary except in certain business arrangements. (See “Accelerated Death Benefit Rider” for more information regarding the rider.) However, you should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting payment under this rider.

Alternative Minimum Tax.    Taxpayers who may be subject to the Alternative Minimum Tax should consult a tax advisor as to the consequences of owning the policy.

Other Policy Owner Tax Matters.    The tax consequences of continuing the policy beyond the insured’s 100th year are unclear. You should consult a tax advisor if you intend to keep the policy in force beyond the insured’s 100th year.

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax advisor.

Employer-owned Life Insurance Contracts.    Pursuant to recently enacted section 101(j) of the Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contract. It is the employer’s responsibility (i) to verify the eligibility of the intended insureds under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j) and (ii) to satisfy certain annual tax reporting requirements in respect of employer-owned life insurance contracts that are also imposed under the Code. These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Non-Individual Owners and Business Beneficiaries of Policies.    If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Code Section 264, even where such entity’s indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

Estate, Gift and Generation-Skipping Transfer Taxes.    The transfer of the policy or designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the owner’s estate for purposes of Federal estate tax if the insured owned the policy. If the owner was not the insured, the fair market value of the policy would be included in the owner’s estate upon the owner’s death. The policy would not be includable in the insured’s estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of policy ownership and distributions under Federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Economic Growth and Tax Relief Reconciliation Act of 2001.    The Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”) repeals the Federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2007, the maximum estate tax rate is 45% and the estate tax exemption is $2,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Split-Dollar Arrangements.    The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

Additionally, on July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the “Act”). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Possible Tax Law Changes.    Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax advisor with respect to legal developments and their effect on the policy.

Taxation of United Investors

We incur state and local premium taxes, and Federal income taxes resulting from the treatment of deferred acquisition costs. The amount of the charge we deduct for such taxes is discussed above under “Charges and Deductions.” At the present time, we make no charge to the Variable Account for any other Federal, state or local taxes that it incurs which may be attributable to the Variable Account or to the policies. Nevertheless, we reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the policies.

To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions.

Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The policies described in this prospectus contain guaranteed purchase rates for certain payment options that generally distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with their legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a policy may be purchased.

Sale of the Policies

We have entered into a distribution agreement with United Securities Alliance, Inc. (“United Securities”)—Financial Plaza A, 7730 East Belleview Avenue, Suite AG-9, Greenwood Village, Colorado—for the distribution and sale of the policies. (United Securities is not our affiliate.) United Securities is a corporation organized under the laws of the state of Nevada in 1994. United Securities is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. (“NASD”). United Investors and United Securities may enter into written sales agreements with various other broker-dealers (“selling firms”) to aid in the sale of the policies. United Securities and the selling firms are licensed under the federal securities laws and, as necessary, state insurance laws. We pay commissions to United Securities for sales of the policies by its own sales representatives or by sales representatives of the selling firms. Commissions payable for policy sales are at least 100% of first-year premiums up to the target premium. For each premium received following an increase in base face amount, a commission on such premiums will be paid up to the target premium for the increase in each year; the commission will be calculated using the commission rates for the corresponding policy year. We pay commissions for substandard risk and rider premiums based on our rules at the time of payment. Additional commissions may be paid and expenses reimbursed based on various factors.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We also may make loans to or for the benefit of the principal underwriter or other broker-dealers.

We may pay selling firms additional amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We may make bonus payments to selling firms based on aggregate sales of our variable insurance contracts (including the policies) or persistency standards. The average amount paid during 2006 to such selling firms under such arrangements was 7 basis points of policy value, equivalent to $7 on a $10,000 investment.

A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;

•	the withdrawal charge;

•	the cost of insurance charge;

•	the mortality and expense risk charge;

•	revenues, if any, received from the underlying portfolios or their managers; and

•	investment earnings on amounts allocated to the fixed account.

Commissions paid on the policy, including other incentives or payments, are not charged to the policy owners or the Variable Account but are taken into account in setting the level of the charges that policyowners do pay.

Subject to regulatory approvals, United Investors intends to distribute the policy in all states, except New York, and in certain possessions and territories.

We offer the policies to the public on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

State Variations

The prospectus and Statement of Additional Information provide a general description of the policy. Certain provisions of your policy may be different from the general description in this prospectus because of legal requirements in your state. Your actual policy and any riders are the controlling documents. All riders and options are not available in all states. Contact your registered representative or our administrative office for specific information.

For Policies issued to residents of the state of Florida:

There are limitations to the optional death benefit guarantee rider periods as follows:

•	No “lifetime of the insured” or “to the maturity date” guarantee is available.

•	The later of the insured’s age 65 or 10 policy years guarantee is only available at the following ages and risk classes:

Male/Risk Class: Preferred and Non-Tobacco only/Ages 20-63

Female/Risk Class: Preferred and Non-Tobacco only/Ages 20-67

For Policies issued to residents of the state of Maryland:

•	There is a reduction in the Sales Surrender Charge at ages 61 and up.

•	There is no optional death benefit guarantee rider available.

For Policies issued to residents of the states of Massachusetts, Minnesota, Texas and Utah:

There is no optional death benefit guarantee rider available.

For Policies issued to residents of the state of Missouri:

Suicide is no defense to payment of life insurance benefits nor is suicide while insane a defense to payment of accidental death benefits, if any, under this policy where the policy is issued to a Missouri citizen, unless the insurer can show that the insured intended suicide when he applied for the policy, regardless of any language to the contrary in the policy.

Legal Proceedings

United Investors, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, United Investors believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Account, on the ability of United Securities Alliance, Inc. to perform under its principal underwriting agreement, or the ability of United Investors to meet its obligations under the policy.

Financial Statements

Our financial statements and the financial statements of the Variable Account are contained in the Statement of Additional Information. Our financial statements should be distinguished from the Variable Account’s financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the policies. For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to us at our administrative office.

Glossary

Administrative Office	P.O. Box 10287, Birmingham, Alabama 35202-0287, (800) 340-3787.
Attained Age	The age of the insured on his or her birthday nearest the policy effective date, increased by the number of policy years elapsed since the policy effective date.
Base Face Amount	The amount of insurance chosen by you for the policy at issue, or as subsequently increased or decreased by you. This amount does not include any benefit provided by riders, and is prior to any death benefit changes required by the Internal Revenue Code to continue to qualify as life insurance.
Business Day	Each day that the New York Stock Exchange is open for regular trading and our home office is open for business. The close of regular trading on the New York Stock Exchange usually is 4:00 p.m. Eastern Time. Currently, November 23rd, the Friday after Thanksgiving, and December 24th, Christmas Eve, are not business days.
Cash Surrender Value	Policy value less any applicable surrender charge.
Death Benefit	The amount of insurance payable to the beneficiary on the death of the insured.

Death Benefit Option	One of two options under the policy that is used to determine the amount of the death benefit.
Fixed Account	A part of our general account. The general account consists of all of our assets other than those in any separate account.
Fixed Account Value	The policy value in the fixed account.
Gross Withdrawal	A withdrawal plus any applicable transaction charge and any surrender charge.
Loan Balance	The sum of all outstanding loans including principal and interest.
Maturity Date	Policy anniversary nearest the insured’s 100th birthday.
Monthly Processing Date	The same day each month as the policy’s effective date. If the monthly processing date falls on a date other than a business day, the next following business day will be deemed the monthly processing date.
Net Cash Surrender Value	Cash surrender value less any loan balance.
Net Premium	The premium received less the premium expense charges.
No-lapse Monthly Premium	The minimum amount of premium required to keep the policy in force during the first three policy years regardless of the sufficiency of the cash surrender value to pay monthly deductions.
Owner	Depending on the state of issue, owner means either: • the individual or entity that owns a certificate under a group contract; or • the individual or entity that owns an individual policy.
Policy	Depending on the state of issue, policy means either: • the individual certificate under a group contract; or • the individual policy.
Policy Anniversary	The same day and month as the policy’s effective date each year that the policy remains in force. If the policy anniversary falls on a date other than a business day, the next following business day will be deemed the policy anniversary.
Policy’s Effective Date	The date from which policy anniversaries and policy years are determined. Your policy’s effective date is shown in your policy.
Policy Loan	A request to borrow a portion of the net cash surrender value.
Policy Month	The first policy month starts on the policy’s effective date. Subsequent policy months start on each monthly processing date.
Policy Value	The sum of the variable account value and the fixed account value.
Target Face Amount	The sum of the base face amount and the initial adjustable term insurance rider amount. The amount of the rider will vary as necessary to keep the sum of the rider amount and the base death benefit equal to the target face amount, when the base death benefit varies due to Internal Revenue Code requirements.
Target Premium	The premium amount we use to calculate the maximum sales load charge and the sales surrender charge. A target premium is determined for the initial base face amount at issue, and an additional target premium is determined for each increase in base face amount.
Variable Account Value	The sum of the values of the variable subaccounts under your policy.
We, Us, or United Investors	United Investors Life Insurance Company.
Withdrawal	A request to withdraw a portion of the net cash surrender value. A withdrawal may be subject to a transaction charge and a surrender charge.
You and Your	The policy owner.

Statement of Additional Information Table of Contents

Additional Policy Information	3
The Contract	3
Incontestability	3
Misstatement of Age or Sex	3
Suicide Exclusion	3
Assignment and Change of Owner	3
Automatic Continuation of Benefits	3
Dividends	4
Valuation of Units	4
Reduction in Charges for Certain Groups	4
Performance Data	5
Yields and Total Returns	5
Other Information	6
Underwriters	6
Experts	6
Potential Conflicts of Interest	7
Reports to Owners	7
Legal Matters	7
Additional Information	7
Financial Statements	8

Appendix A:

Hypothetical Illustrations

The following illustrations show how certain values under a sample policy change with assumed investment performance over an extended period of time. In particular, they illustrate how policy values, cash surrender values and death benefits under a policy, covering an insured of a given age on the policy’s effective date, would vary over time if planned premiums were paid annually and the return on the assets in the variable subaccounts were a uniform gross annual rate of 0%, 6% or 10%, before deduction of any fees and charges, including portfolio expenses. The values under a policy would be different from those shown if the returns averaged 0%, 6% or 10%, but fluctuated over and under those averages throughout the years shown. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return used in the illustrations.

The illustrations assume an arithmetic average annual expense ratio of 0.88% of the daily net assets of the portfolios available under the policies, based on the expense ratios of each of the portfolios for the last fiscal year of operations. The average annual expense ratio reflects fees and expenses charged by each portfolio before waiver or reimbursement. For some of the portfolios, the investment advisor has waived some or all of its fee and/or reimbursed the portfolio for some of its expenses. With these fee waivers or expense reimbursements, the average annual expense ratio would be lower, and therefore the values shown in the illustrations would be higher. We do not know, and do not represent or guarantee, that these fee waiver or expense reimbursements will continue. For information on portfolio expenses, see the mutual funds’ prospectuses accompanying the prospectus for the policy.

The illustrations also reflect the 0.75% mortality and expense risk charge to the Variable Account during the first ten policy years, 0.50% during the second ten years, and 0.25% thereafter. After deduction of average portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return would correspond to the following approximate net annual rates of return for the variable subaccounts:

Hypothetical gross rate of return:	0%	6%	10%

Net return, policy years 1-10:	-1.63%	4.37%	8.37%

Net return, policy years 11-20:	-1.38%	4.62%	8.62%

Net return, policy years 21 & up:	-1.13%	4.87%	8.87%

The current illustrations reflect the $6.00 monthly administrative charge for all policy years, while the guaranteed illustrations reflect the maximum monthly administrative charge of $30.00 for the first policy year and $10.00 for each renewal year thereafter. The illustrations also reflect the deduction of premium expense charges and the monthly deduction for the hypothetical insured. Our current charges and the higher guaranteed charges that we have the contractual right to deduct from your policy value are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for Federal or state income taxes are currently made against the Variable Account and assume no loan balance or charges for riders or supplemental benefits.

Upon request, we will furnish a comparable illustration based upon the proposed insured’s individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables. You can obtain a personalized illustration by calling or writing to our administrative office.

MALE ISSUE AGE 35, STANDARD NON-TOBACCO

$2,700 ANNUAL PREMIUM

$255,000 FACE AMOUNT, OPTION A

CURRENT CHARGES

	DEATH BENEFITS			POLICY VALUES			NET CASH SURRENDER VALUES
End of Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	255,000	255,000	255,000	1,949	2,082	2,171	359	492	581
2	255,000	255,000	255,000	3,849	4,238	4,506	2,110	2,499	2,767
3	255,000	255,000	255,000	5,695	6,464	7,013	2,839	3,608	4,157
4	255,000	255,000	255,000	7,484	8,761	9,703	4,628	5,905	6,847
5	255,000	255,000	255,000	9,214	11,129	12,590	6,358	8,273	9,734
6	255,000	255,000	255,000	10,883	13,568	15,687	8,027	10,712	12,831
7	255,000	255,000	255,000	12,485	16,076	19,006	9,629	13,220	16,150
8	255,000	255,000	255,000	14,069	18,706	22,621	11,213	15,850	19,765
9	255,000	255,000	255,000	15,641	21,472	26,563	12,785	18,616	23,707
10	255,000	255,000	255,000	17,190	24,363	30,845	14,811	21,984	28,466
15	255,000	255,000	255,000	25,579	42,221	60,015	25,579	42,221	60,015
20	255,000	255,000	255,000	31,715	63,032	102,897	31,715	63,032	102,897
25	255,000	255,000	255,000	35,518	88,351	169,201	35,518	88,351	169,201
30	255,000	255,000	330,940	34,647	117,843	271,262	34,647	117,843	271,262
35	255,000	255,000	492,669	25,951	152,448	424,714	25,951	152,448	424,714
40	255,000	255,000	701,873	3,195	194,944	655,956	3,195	194,944	655,956
45	*	266,178	1,058,211	*	253,503	1,007,820	*	253,503	1,007,820
50	*	346,673	1,606,412	*	330,165	1,529,916	*	330,165	1,529,916
55	*	442,996	2,408,163	*	421,901	2,293,489	*	421,901	2,293,489
60	*	542,981	3,480,211	*	537,605	3,445,754	*	537,605	3,445,754
65	*	696,472	5,286,573	*	696,472	5,286,573	*	696,472	5,286,573

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the allocations made by a policy owner to one or more variable subaccounts and the investment experience of the portfolios underlying those variable subaccounts. The death benefit, policy value and cash surrender value for a policy would be different from those shown if the actual gross annual rates of return averaged 0%, 6%, or 10% over a period of years, but fluctuated above or below those averages for individual policy years. They would also be different if any policy loans or withdrawals were made. No representations can be made by us, the Variable Account or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

*	In this situation, the policy would lapse without value.

MALE ISSUE AGE 35, STANDARD NON-TOBACCO

$2,700 ANNUAL PREMIUM

$255,000 FACE AMOUNT, OPTION A

GUARANTEED CHARGES

	DEATH BENEFITS			POLICY VALUES			NET CASH SURRENDER VALUES
End of Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	255,000	255,000	255,000	1,663	1,786	1,869	73	196	279
2	255,000	255,000	255,000	3,519	3,879	4,128	1,780	2,140	2,389
3	255,000	255,000	255,000	5,321	6,039	6,552	2,465	3,183	3,696
4	255,000	255,000	255,000	7,068	8,268	9,152	4,212	5,412	6,296
5	255,000	255,000	255,000	8,756	10,563	11,940	5,900	7,707	9,084
6	255,000	255,000	255,000	10,383	12,927	14,931	7,527	10,071	12,075
7	255,000	255,000	255,000	11,944	15,355	18,134	9,088	12,499	15,278
8	255,000	255,000	255,000	13,487	17,902	21,622	10,631	15,046	18,766
9	255,000	255,000	255,000	15,018	20,579	25,426	12,162	17,723	22,570
10	255,000	255,000	255,000	16,479	23,332	29,511	14,100	20,952	27,132
15	255,000	255,000	255,000	22,807	38,577	55,507	22,807	38,577	55,507
20	255,000	255,000	255,000	26,555	55,709	93,335	26,555	55,709	93,335
25	255,000	255,000	255,000	26,426	74,826	150,941	26,426	74,826	150,941
30	255,000	255,000	293,263	19,259	94,338	240,379	19,259	94,338	240,379
35	*	255,000	434,965	*	111,787	374,970	*	111,787	374,970
40	*	255,000	616,502	*	122,718	576,170	*	122,718	576,170
45	*	255,000	924,915	*	114,590	880,871	*	114,590	880,871
50	*	255,000	1,389,284	*	49,122	1,323,128	*	49,122	1,323,128
55	*	*	2,040,855	*	*	1,943,671	*	*	1,943,671
60	*	*	2,896,914	*	*	2,868,232	*	*	2,868,232
65	*	*	4,402,970	*	*	4,402,970	*	*	4,402,970

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the allocations made by a policy owner to one or more variable subaccounts and the investment experience of the portfolios underlying those variable subaccounts. The death benefit, policy value and cash surrender value for a policy would be different from those shown if the actual gross annual rates of return averaged 0%, 6%, or 10% over a period of years, but fluctuated above or below those averages for individual policy years. They would also be different if any policy loans or withdrawals were made. No representations can be made by us, the Variable Account or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over a period of time.

*	In this situation, the policy would lapse without value.

Appendix B:

Performance Information

Adjusted Historical Policy Performance Data

The following hypothetical performance data illustrations demonstrates how the actual investment experience of each subaccount of the Variable Account could have affected the cash surrender value, policy value and death benefit of a hypothetical policy. This hypothetical performance data is based on the actual historical return of each portfolio as if a policy had been issued on the date indicated. Each portfolio’s annual total return is based on the total return calculated for each fiscal year. These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses, but do not reflect the policy level or variable account asset based charges and deductions, which if reflected, would result in substantially lower total return figures than those shown.

The hypothetical performance figures are based on the payment of a $2,700 annual premium, paid at the beginning of each year, for a hypothetical policy with a $255,000 face amount, death benefit option A, issued to a Standard, Non-Tobacco Male, Age 35. In each case, it is assumed that all premiums are allocated to the subaccount illustrated for the period shown. The benefits are calculated for a specific date. The amount and timing of premium payments and the use of other policy features, such as policy loans, would affect individual policy benefits.

The amounts shown for the cash surrender values, policy values and death benefits take into account the charges against premiums, current and guaranteed cost of insurance and monthly deductions, the daily charge against the Variable Account for mortality and expense risks, and each portfolio’s charges and expenses. (See “Charges and Deductions.”) The amounts shown assume there are no withdrawals, no policy loans, and no riders.

Performance for any given past period is not an indication or representation of future performance. The performance of each variable subaccount will fluctuate on a daily basis.

Adjusted Historical Policy Performance Data

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $255,000	Annual Premium $2,700

AIM V.I. Capital Appreciation Fund—Series I Shares

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	13.51%	255,000	255,000	2,268	1,960	678	370
12/31/1998	19.30%	255,000	255,000	5,069	4,650	3,330	2,911
12/31/1999	44.61%	255,000	255,000	10,210	9,547	7,354	6,691
12/31/2000	-10.91%	255,000	255,000	10,691	10,059	7,835	7,203
12/31/2001	-23.28%	255,000	255,000	9,496	8,973	6,640	6,117
12/31/2002	-24.35%	255,000	255,000	8,430	7,996	5,574	5,140
12/31/2003	29.52%	255,000	255,000	13,281	12,664	10,425	9,808
12/31/2004	6.62%	255,000	255,000	16,014	15,308	13,158	12,452
12/31/2005	8.83%	255,000	255,000	19,329	18,513	16,473	15,657
12/31/2006	6.30%	255,000	255,000	22,376	21,413	19,997	19,034

AIM V.I. Capital Development Fund—Series I Shares

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1999	29.10%	255,000	255,000	2,616	2,285	1,026	695
12/31/2000	9.25%	255,000	255,000	4,996	4,585	3,257	2,846
12/31/2001	-8.08%	255,000	255,000	6,307	5,886	3,451	3,030
12/31/2002	-21.36%	255,000	255,000	6,351	5,980	3,495	3,124
12/31/2003	35.36%	255,000	255,000	11,189	10,631	8,333	7,775
12/31/2004	15.50%	255,000	255,000	15,018	14,324	12,162	11,468
12/31/2005	9.61%	255,000	255,000	18,364	17,555	15,508	14,699
12/31/2006	16.52%	255,000	255,000	23,444	22,452	20,588	19,596

AIM V.I. Core Equity Fund—Series I Shares

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	25.72%	255,000	255,000	2,540	2,214	950	624
12/31/1998	27.68%	255,000	255,000	5,791	5,321	4,052	3,582
12/31/1999	34.25%	255,000	255,000	10,421	9,735	7,565	6,879
12/31/2000	-14.56%	255,000	255,000	10,418	9,792	7,562	6,936
12/31/2001	-22.83%	255,000	255,000	9,345	8,823	6,489	5,967
12/31/2002	-15.58%	255,000	255,000	9,323	8,841	6,467	5,985
12/31/2003	24.42%	255,000	255,000	13,848	13,196	10,992	10,340
12/31/2004	8.97%	255,000	255,000	16,991	16,233	14,135	13,377
12/31/2005	5.31%	255,000	255,000	19,713	18,868	16,857	16,012
12/31/2006	16.70%	255,000	255,000	25,064	23,977	22,685	21,598

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $255,000	Annual Premium $2,700

AIM V.I. Government Securities Fund—Series I Shares

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	8.16%	255,000	255,000	2,149	1,849	559	259
12/31/1998	7.73%	255,000	255,000	4,422	4,050	2,683	2,311
12/31/1999	-1.32%	255,000	255,000	6,230	5,817	3,374	2,961
12/31/2000	10.12%	255,000	255,000	8,938	8,435	6,082	5,579
12/31/2001	6.41%	255,000	255,000	11,457	10,874	8,601	8,018
12/31/2002	9.59%	255,000	255,000	14,521	13,834	11,665	10,978
12/31/2003	1.07%	255,000	255,000	16,397	15,658	13,541	12,802
12/31/2004	2.56%	255,000	255,000	18,567	17,763	15,711	14,907
12/31/2005	1.66%	255,000	255,000	20,607	19,743	17,751	16,887
12/31/2006	3.55%	255,000	255,000	23,100	22,113	20,720	19,733

AIM V.I. International Growth Fund—Series I Shares

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	6.94%	255,000	255,000	2,122	1,824	532	234
12/31/1998	15.49%	255,000	255,000	4,730	4,335	2,991	2,596
12/31/1999	55.04%	255,000	255,000	10,447	9,775	7,591	6,919
12/31/2000	-26.40%	255,000	255,000	8,947	8,415	6,091	5,559
12/31/2001	-23.53%	255,000	255,000	8,140	7,695	5,284	4,839
12/31/2002	-15.67%	255,000	255,000	8,304	7,886	5,448	5,030
12/31/2003	29.06%	255,000	255,000	13,069	12,477	10,213	9,621
12/31/2004	24.00%	255,000	255,000	18,440	17,652	15,584	14,796
12/31/2005	17.93%	255,000	255,000	23,840	22,862	20,984	20,006
12/31/2006	28.23%	255,000	255,000	32,873	31,513	30,493	29,134

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $255,000	Annual Premium $2,700

AIM V.I.-Technology Fund - Series I Shares

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1998	25.69%	255,000	255,000	2,540	2,213	950	623
12/31/1999	158.93%	255,000	255,000	12,085	11,157	10,346	9,418
12/31/2000	-23.42%	255,000	255,000	10,592	9,845	7,736	6,989
12/31/2001	-45.82%	255,000	255,000	6,579	6,144	3,723	3,288
12/31/2002	-46.84%	255,000	255,000	4,317	4,053	1,461	1,197
12/31/2003	45.29%	255,000	255,000	9,046	8,605	6,190	5,749
12/31/2004	4.63%	255,000	255,000	11,290	10,781	8,434	7,925
12/31/2005	2.17%	255,000	255,000	13,301	12,734	10,445	9,878
12/31/2006	10.48%	255,000	255,000	16,645	15,969	13,789	13,113

AIM V.I.-Utilities Fund - Series I Shares

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	23.41%	255,000	255,000	2,489	2,166	899	576
12/31/1998	25.48%	255,000	255,000	5,622	5,164	3,883	3,425
12/31/1999	19.13%	255,000	255,000	9,009	8,412	6,153	5,556
12/31/2000	5.28%	255,000	255,000	11,440	10,766	8,584	7,910
12/31/2001	-32.41%	255,000	255,000	8,827	8,335	5,971	5,479
12/31/2002	-20.32%	255,000	255,000	8,369	7,938	5,513	5,082
12/31/2003	17.47%	255,000	255,000	11,934	11,376	9,078	8,520
12/31/2004	23.56%	255,000	255,000	16,975	16,233	14,119	13,377
12/31/2005	16.83%	255,000	255,000	21,907	20,991	19,051	18,135
12/31/2006	25.46%	255,000	255,000	29,732	28,478	27,353	26,099

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $255,000	Annual Premium $2,700

Alger American Balanced Portfolio - Class O Shares

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	19.82%	255,000	255,000	2,409	2,091	819	501
12/31/1998	31.51%	255,000	255,000	5,802	5,329	4,063	3,591
12/31/1999	29.21%	255,000	255,000	10,030	9,367	7,174	6,511
12/31/2000	-2.76%	255,000	255,000	11,527	10,839	8,671	7,983
12/31/2001	-1.93%	255,000	255,000	13,056	12,336	10,200	9,480
12/31/2002	-12.29%	255,000	255,000	12,935	12,263	10,079	9,407
12/31/2003	19.03%	255,000	255,000	17,512	16,662	14,656	13,806
12/31/2004	4.56%	255,000	255,000	20,099	19,164	17,243	16,308
12/31/2005	8.42%	255,000	255,000	23,666	22,605	20,810	19,749
12/31/2006	4.72%	255,000	255,000	26,557	25,354	24,178	22,974

Alger American Growth Portfolio - Class O Shares

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	25.75%	255,000	255,000	2,541	2,215	951	625
12/31/1998	48.07%	255,000	255,000	6,766	6,224	5,027	4,485
12/31/1999	33.74%	255,000	255,000	11,678	10,900	8,822	8,044
12/31/2000	-14.77%	255,000	255,000	11,456	10,753	8,600	7,897
12/31/2001	-11.81%	255,000	255,000	11,640	10,978	8,784	8,122
12/31/2002	-32.99%	255,000	255,000	8,851	8,372	5,995	5,516
12/31/2003	35.16%	255,000	255,000	14,445	13,743	11,589	10,887
12/31/2004	5.50%	255,000	255,000	17,063	16,275	14,207	13,419
12/31/2005	12.00%	255,000	255,000	21,078	20,148	18,222	17,292
12/31/2006	5.15%	255,000	255,000	23,959	22,887	21,580	20,507

Alger American Income & Growth Portfolio - Class O Shares

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	36.29%	255,000	255,000	2,777	2,435	1,187	845
12/31/1998	32.39%	255,000	255,000	6,328	5,821	4,589	4,082
12/31/1999	42.45%	255,000	255,000	11,840	11,061	8,984	8,205
12/31/2000	-1.27%	255,000	255,000	13,486	12,674	10,630	9,818
12/31/2001	-14.32%	255,000	255,000	13,026	12,290	10,170	9,434
12/31/2002	-31.10%	255,000	255,000	10,058	9,515	7,202	6,659
12/31/2003	29.84%	255,000	255,000	15,421	14,663	12,565	11,807
12/31/2004	7.85%	255,000	255,000	18,501	17,637	15,645	14,781
12/31/2005	3.44%	255,000	255,000	20,909	19,969	18,053	17,113
12/31/2006	9.31%	255,000	255,000	24,744	23,621	22,365	21,242

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $255,000	Annual Premium $2,700

Alger American Leveraged All Cap Portfolio - Class O Shares

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	19.68%	255,000	255,000	2,406	2,088	816	498
12/31/1998	57.83%	255,000	255,000	7,020	6,458	5,281	4,719
12/31/1999	78.06%	255,000	255,000	16,120	15,055	13,264	12,199
12/31/2000	-24.83%	255,000	255,000	13,374	12,539	10,518	9,683
12/31/2001	-15.93%	255,000	255,000	12,681	11,939	9,825	9,083
12/31/2002	-33.91%	255,000	255,000	9,406	8,881	6,550	6,025
12/31/2003	34.72%	255,000	255,000	15,142	14,380	12,286	11,524
12/31/2004	8.19%	255,000	255,000	18,261	17,389	15,405	14,533
12/31/2005	14.45%	255,000	255,000	22,917	21,870	20,061	19,014
12/31/2006	19.26%	255,000	255,000	29,434	28,086	27,055	25,707

Alger American Midcap Growth Portfolio - Class O Shares

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	15.01%	255,000	255,000	2,302	1,991	712	401
12/31/1998	30.30%	255,000	255,000	5,606	5,148	3,868	3,409
12/31/1999	31.85%	255,000	255,000	9,985	9,327	7,129	6,471
12/31/2000	9.18%	255,000	255,000	12,939	12,172	10,083	9,316
12/31/2001	-6.52%	255,000	255,000	13,738	12,980	10,882	10,124
12/31/2002	-29.54%	255,000	255,000	10,792	10,221	7,936	7,365
12/31/2003	47.79%	255,000	255,000	18,698	17,796	15,842	14,940
12/31/2004	13.04%	255,000	255,000	23,104	22,037	20,248	19,181
12/31/2005	9.82%	255,000	255,000	27,266	26,048	24,410	23,192
12/31/2006	10.14%	255,000	255,000	31,910	30,475	29,531	28,096

Dreyfus VIF-Appreciation Portfolio-Initial Shares

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	28.05%	255,000	255,000	2,592	2,263	1,002	673
12/31/1998	30.22%	255,000	255,000	5,980	5,497	4,241	3,758
12/31/1999	11.46%	255,000	255,000	8,805	8,217	5,949	5,361
12/31/2000	-0.65%	255,000	255,000	10,575	9,946	7,719	7,090
12/31/2001	-9.31%	255,000	255,000	11,186	10,574	8,330	7,718
12/31/2002	-16.71%	255,000	255,000	10,717	10,166	7,861	7,310
12/31/2003	21.17%	255,000	255,000	15,157	14,439	12,301	11,583
12/31/2004	5.05%	255,000	255,000	17,733	16,931	14,877	14,075
12/31/2005	4.38%	255,000	255,000	20,305	19,422	17,449	16,566
12/31/2006	16.48%	255,000	255,000	25,703	24,574	23,324	22,195

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $255,000	Annual Premium $2,700

Dreyfus VIF-Money Market Portfolio

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	5.19%	255,000	255,000	2,083	1,788	493	198
12/31/1998	5.12%	255,000	255,000	4,239	3,881	2,500	2,142
12/31/1999	4.78%	255,000	255,000	6,443	6,020	3,587	3,164
12/31/2000	5.98%	255,000	255,000	8,814	8,318	5,958	5,462
12/31/2001	3.97%	255,000	255,000	11,058	10,495	8,202	7,639
12/31/2002	1.46%	255,000	255,000	13,010	12,394	10,154	9,538
12/31/2003	0.70%	255,000	255,000	14,822	14,156	11,966	11,300
12/31/2004	0.80%	255,000	255,000	16,660	15,943	13,804	13,087
12/31/2005	2.65%	255,000	255,000	18,864	18,081	16,008	15,225
12/31/2006	4.58%	255,000	255,000	21,520	20,607	19,141	18,228

Dreyfus VIF-Quality Bond Portfolio-Initial Shares

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	9.42%	255,000	255,000	2,177	1,875	587	285
12/31/1998	5.49%	255,000	255,000	4,354	3,987	2,615	2,248
12/31/1999	0.18%	255,000	255,000	6,261	5,848	3,405	2,992
12/31/2000	11.20%	255,000	255,000	9,064	8,555	6,208	5,699
12/31/2001	6.69%	255,000	255,000	11,622	11,031	8,766	8,175
12/31/2002	7.76%	255,000	255,000	14,448	13,764	11,592	10,908
12/31/2003	4.94%	255,000	255,000	16,966	16,202	14,110	13,346
12/31/2004	3.37%	255,000	255,000	19,303	18,468	16,447	15,612
12/31/2005	2.48%	255,000	255,000	21,528	20,626	18,672	17,770
12/31/2006	4.23%	255,000	255,000	24,211	23,178	21,832	20,799

The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	28.43%	255,000	255,000	2,601	2,271	1,011	681
12/31/1998	29.38%	255,000	255,000	5,950	5,469	4,212	3,730
12/31/1999	30.08%	255,000	255,000	10,293	9,613	7,437	6,757
12/31/2000	-11.03%	255,000	255,000	10,749	10,104	7,893	7,248
12/31/2001	-22.57%	255,000	255,000	9,632	9,094	6,776	6,238
12/31/2002	-28.94%	255,000	255,000	7,993	7,573	5,137	4,717
12/31/2003	26.00%	255,000	255,000	12,360	11,777	9,504	8,921
12/31/2004	6.21%	255,000	255,000	14,976	14,309	12,120	11,453
12/31/2005	3.62%	255,000	255,000	17,309	16,572	14,453	13,716
12/31/2006	9.20%	255,000	255,000	20,803	19,901	18,424	17,522

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $255,000	Annual Premium $2,700

DWS Dreman High Return Equity VIP

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1999	-11.16%	255,000	255,000	1,722	1,452	132	0
12/31/2000	30.52%	255,000	255,000	4,862	4,456	3,124	2,717
12/31/2001	1.69%	255,000	255,000	6,875	6,415	4,019	3,559
12/31/2002	-18.03%	255,000	255,000	7,095	6,677	4,239	3,821
12/31/2003	32.04%	255,000	255,000	11,884	11,279	9,028	8,423
12/31/2004	13.95%	255,000	255,000	15,600	14,860	12,744	12,004
12/31/2005	7.92%	255,000	255,000	18,698	17,853	15,842	14,997
12/31/2006	18.74%	255,000	255,000	24,296	23,243	21,440	20,387

DWS Dreman Small Mid Cap Value VIP

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	21.73%	255,000	255,000	2,451	2,131	861	541
12/31/1998	-11.25%	255,000	255,000	3,862	3,534	2,123	1,795
12/31/1999	2.80%	255,000	255,000	5,930	5,546	3,074	2,690
12/31/2000	4.05%	255,000	255,000	8,116	7,669	5,260	4,813
12/31/2001	17.63%	255,000	255,000	11,742	11,166	8,886	8,310
12/31/2002	-11.43%	255,000	255,000	11,910	11,357	9,054	8,501
12/31/2003	42.15%	255,000	255,000	19,551	18,709	16,695	15,853
12/31/2004	26.03%	255,000	255,000	26,892	25,778	24,036	22,922
12/31/2005	10.25%	255,000	255,000	31,534	30,260	28,678	27,404
12/31/2006	25.06%	255,000	255,000	41,636	39,943	39,257	37,564

DWS Equity 500 Index VIP

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1998	28.71%	255,000	255,000	2,607	2,276	1,017	686
12/31/1999	20.39%	255,000	255,000	5,524	5,074	3,785	3,335
12/31/2000	-9.24%	255,000	255,000	6,700	6,249	3,844	3,393
12/31/2001	-12.18%	255,000	255,000	7,472	7,033	4,616	4,177
12/31/2002	-22.31%	255,000	255,000	7,138	6,758	4,282	3,902
12/31/2003	28.16%	255,000	255,000	11,537	10,996	8,681	8,140
12/31/2004	10.59%	255,000	255,000	14,699	14,052	11,843	11,196
12/31/2005	4.68%	255,000	255,000	17,192	16,467	14,336	13,611
12/31/2006	15.52%	255,000	255,000	21,905	21,018	19,049	18,162

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $255,000	Annual Premium $2,700

DWS High Income VIP

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	11.61%	255,000	255,000	2,226	1,921	636	331
12/31/1998	1.45%	255,000	255,000	4,226	3,869	2,487	2,130
12/31/1999	2.15%	255,000	255,000	6,260	5,849	3,404	2,993
12/31/2000	-8.68%	255,000	255,000	7,383	6,964	4,527	4,108
12/31/2001	2.63%	255,000	255,000	9,450	8,973	6,594	6,117
12/31/2002	-0.30%	255,000	255,000	11,182	10,661	8,326	7,805
12/31/2003	24.62%	255,000	255,000	16,180	15,478	13,324	12,622
12/31/2004	12.42%	255,000	255,000	20,156	19,318	17,300	16,462
12/31/2005	3.89%	255,000	255,000	22,713	21,797	19,857	18,941
12/31/2006	10.47%	255,000	255,000	26,998	25,889	24,619	23,510

DWS Large Cap Value VIP

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	30.38%	255,000	255,000	2,645	2,311	1,055	721
12/31/1998	19.26%	255,000	255,000	5,514	5,065	3,775	3,326
12/31/1999	-10.21%	255,000	255,000	6,616	6,170	3,760	3,314
12/31/2000	16.13%	255,000	255,000	9,891	9,323	7,035	6,467
12/31/2001	1.87%	255,000	255,000	11,918	11,294	9,062	8,438
12/31/2002	-14.98%	255,000	255,000	11,565	10,993	8,709	8,137
12/31/2003	32.60%	255,000	255,000	17,751	16,938	14,895	14,082
12/31/2004	10.07%	255,000	255,000	21,446	20,504	18,590	17,648
12/31/2005	1.97%	255,000	255,000	23,593	22,588	20,737	19,732
12/31/2006	15.41%	255,000	255,000	29,243	27,985	26,863	25,605

DWS Mid Cap Growth VIP

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/2000	-4.96%	255,000	255,000	1,858	1,579	268	0
12/31/2001	-21.76%	255,000	255,000	2,914	2,654	1,175	915
12/31/2002	-30.66%	255,000	255,000	3,257	3,039	401	183
12/31/2003	33.99%	255,000	255,000	6,981	6,633	4,125	3,777
12/31/2004	4.02%	255,000	255,000	9,166	8,757	6,310	5,901
12/31/2005	15.04%	255,000	255,000	12,639	12,118	9,783	9,262
12/31/2006	10.95%	255,000	255,000	15,966	15,339	13,110	12,483

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $255,000	Annual Premium $2,700

DWS Small Cap Index VIP

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1998	-2.18%	255,000	255,000	1,920	1,636	330	46
12/31/1999	20.16%	255,000	255,000	4,691	4,298	2,952	2,559
12/31/2000	-3.87%	255,000	255,000	6,318	5,895	3,462	3,039
12/31/2001	2.07%	255,000	255,000	8,349	7,871	5,493	5,015
12/31/2002	-20.58%	255,000	255,000	7,997	7,577	5,141	4,721
12/31/2003	46.42%	255,000	255,000	14,492	13,820	11,636	10,964
12/31/2004	17.76%	255,000	255,000	19,147	18,305	16,291	15,449
12/31/2005	4.26%	255,000	255,000	21,737	20,813	18,881	17,957
12/31/2006	17.49%	255,000	255,000	27,610	26,475	24,754	23,619

Evergreen VA Balanced Fund

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	27.80%	255,000	255,000	2,587	2,257	997	667
12/31/1998	10.63%	255,000	255,000	5,030	4,617	3,291	2,878
12/31/1999	10.64%	255,000	255,000	7,692	7,186	4,836	4,330
12/31/2000	-4.93%	255,000	255,000	9,053	8,527	6,197	5,671
12/31/2001	-8.57%	255,000	255,000	9,897	9,374	7,041	6,518
12/31/2002	-9.66%	255,000	255,000	10,499	9,983	7,643	7,127
12/31/2003	15.78%	255,000	255,000	14,212	13,565	11,356	10,709
12/31/2004	6.31%	255,000	255,000	16,951	16,216	14,095	13,360
12/31/2005	5.29%	255,000	255,000	19,667	18,846	16,811	15,990
12/31/2006	9.85%	255,000	255,000	23,510	22,511	21,131	20,132

Evergreen VA International Equity Fund

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1999	38.22%	255,000	255,000	2,820	2,476	1,230	886
12/31/2000	-5.06%	255,000	255,000	4,498	4,126	2,759	2,387
12/31/2001	-18.18%	255,000	255,000	5,177	4,832	2,321	1,976
12/31/2002	-10.47%	255,000	255,000	6,269	5,916	3,413	3,060
12/31/2003	31.32%	255,000	255,000	10,736	10,219	7,880	7,363
12/31/2004	19.21%	255,000	255,000	14,976	14,308	12,120	11,452
12/31/2005	16.00%	255,000	255,000	19,413	18,588	16,557	15,732
12/31/2006	23.16%	255,000	255,000	26,097	25,031	23,241	22,175

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $255,000	Annual Premium $2,700

Evergreen VA Special Values Fund

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1999	12.07%	255,000	255,000	2,236	1,930	646	340
12/31/2000	20.71%	255,000	255,000	5,093	4,672	3,355	2,933
12/31/2001	18.11%	255,000	255,000	8,307	7,759	5,451	4,903
12/31/2002	-12.60%	255,000	255,000	8,830	8,309	5,974	5,453
12/31/2003	29.52%	255,000	255,000	13,889	13,161	11,033	10,305
12/31/2004	20.37%	255,000	255,000	18,906	17,979	16,050	15,123
12/31/2005	10.76%	255,000	255,000	22,849	21,776	19,993	18,920
12/31/2006	21.55%	255,000	255,000	29,911	28,557	27,055	25,701

MFS® Emerging Growth Series

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	21.90%	255,000	255,000	2,455	2,134	865	544
12/31/1998	34.16%	255,000	255,000	5,987	5,501	4,248	3,762
12/31/1999	76.71%	255,000	255,000	14,173	13,251	11,317	10,395
12/31/2000	-19.61%	255,000	255,000	12,776	11,997	9,920	9,141
12/31/2001	-33.49%	255,000	255,000	9,560	9,008	6,704	6,152
12/31/2002	-33.76%	255,000	255,000	7,380	6,978	4,524	4,122
12/31/2003	30.23%	255,000	255,000	11,993	11,416	9,137	8,560
12/31/2004	12.96%	255,000	255,000	15,544	14,843	12,688	11,987
12/31/2005	9.19%	255,000	255,000	18,885	18,071	16,029	15,215
12/31/2006	7.89%	255,000	255,000	22,241	21,266	19,862	18,887

MFS® High Income Series

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	13.62%	255,000	255,000	2,271	1,962	681	372
12/31/1998	-0.18%	255,000	255,000	4,198	3,843	2,459	2,105
12/31/1999	6.44%	255,000	255,000	6,506	6,081	3,650	3,225
12/31/2000	-6.67%	255,000	255,000	7,781	7,340	4,925	4,484
12/31/2001	2.07%	255,000	255,000	9,800	9,304	6,944	6,448
12/31/2002	2.56%	255,000	255,000	11,872	11,316	9,016	8,460
12/31/2003	17.96%	255,000	255,000	16,102	15,396	13,246	12,540
12/31/2004	9.15%	255,000	255,000	19,470	18,652	16,614	15,796
12/31/2005	2.16%	255,000	255,000	21,629	20,747	18,773	17,891
12/31/2006	10.37%	255,000	255,000	25,781	24,711	23,402	22,332

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $255,000	Annual Premium $2,700

MFS® Investors Trust Series

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	29.78%	255,000	255,000	2,631	2,299	1,041	709
12/31/1998	22.32%	255,000	255,000	5,646	5,188	3,907	3,449
12/31/1999	6.69%	255,000	255,000	8,060	7,523	5,204	4,667
12/31/2000	-0.15%	255,000	255,000	9,890	9,309	7,034	6,453
12/31/2001	-15.95%	255,000	255,000	9,769	9,240	6,913	6,384
12/31/2002	-20.96%	255,000	255,000	9,038	8,580	6,182	5,724
12/31/2003	22.15%	255,000	255,000	13,241	12,629	10,385	9,773
12/31/2004	11.36%	255,000	255,000	16,702	15,972	13,846	13,116
12/31/2005	7.31%	255,000	255,000	19,788	18,957	16,932	16,101
12/31/2006	12.99%	255,000	255,000	24,334	23,297	21,955	20,918

MFS® Research Series

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	20.26%	255,000	255,000	2,419	2,100	829	510
12/31/1998	23.39%	255,000	255,000	5,437	4,992	3,698	3,253
12/31/1999	24.05%	255,000	255,000	9,166	8,562	6,310	5,706
12/31/2000	-4.85%	255,000	255,000	10,455	9,836	7,599	6,980
12/31/2001	-21.25%	255,000	255,000	9,572	9,046	6,716	6,190
12/31/2002	-24.54%	255,000	255,000	8,465	8,029	5,609	5,173
12/31/2003	24.71%	255,000	255,000	12,815	12,219	9,959	9,363
12/31/2004	15.85%	255,000	255,000	16,903	16,162	14,047	13,306
12/31/2005	7.80%	255,000	255,000	20,096	19,250	17,240	16,394
12/31/2006	10.48%	255,000	255,000	24,121	23,089	21,741	20,710

MFS® Total Return Series

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	21.30%	255,000	255,000	2,442	2,122	852	532
12/31/1998	12.33%	255,000	255,000	4,950	4,541	3,211	2,802
12/31/1999	3.08%	255,000	255,000	7,062	6,594	4,206	3,738
12/31/2000	16.02%	255,000	255,000	10,396	9,803	7,540	6,947
12/31/2001	0.25%	255,000	255,000	12,227	11,587	9,371	8,731
12/31/2002	-5.17%	255,000	255,000	13,236	12,586	10,380	9,730
12/31/2003	16.32%	255,000	255,000	17,452	16,646	14,596	13,790
12/31/2004	11.32%	255,000	255,000	21,364	20,419	18,508	17,563
12/31/2005	2.82%	255,000	255,000	23,711	22,693	20,855	19,837
12/31/2006	11.89%	255,000	255,000	28,464	27,230	26,085	24,851

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $255,000	Annual Premium $2,700

MFS Value Series

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/2003	24.96%	255,000	255,000	2,523	2,198	933	608
12/31/2004	15.18%	255,000	255,000	5,176	4,751	3,437	3,013
12/31/2005	6.66%	255,000	255,000	7,559	7,058	4,703	4,202
12/31/2006	20.84%	255,000	255,000	11,440	10,784	8,584	7,928

Franklin Global Real Estate Securities Fund—Class 2

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	20.70%	255,000	255,000	2,428	2,109	838	519
12/31/1998	-16.82%	255,000	255,000	3,584	3,277	1,845	1,538
12/31/1999	-6.36%	255,000	255,000	5,117	4,784	2,261	1,928
12/31/2000	31.59%	255,000	255,000	9,289	8,797	6,433	5,941
12/31/2001	7.88%	255,000	255,000	11,997	11,419	9,141	8,563
12/31/2002	2.07%	255,000	255,000	14,045	13,408	11,189	10,552
12/31/2003	35.75%	255,000	255,000	21,539	20,620	18,683	17,764
12/31/2004	31.80%	255,000	255,000	30,760	29,495	27,904	26,639
12/31/2005	13.47%	255,000	255,000	36,845	35,364	33,989	32,508
12/31/2006	20.58%	255,000	255,000	46,504	44,622	44,125	42,243

Franklin Large Cap Value Securities Fund—Class 2

Year Ended	Annual	Death Benefit		Policy Value		Net Cash Surrender Value
	Total Return*	Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/2006	16.19%	255,000	255,000	2,328	2,016	738	426

Franklin Zero Coupon Fund—2010—Class 2

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	16.57%	255,000	255,000	2,336	2,024	746	434
12/31/1998	14.45%	255,000	255,000	4,929	4,520	3,190	2,781
12/31/1999	-12.24%	255,000	255,000	5,950	5,549	3,094	2,693
12/31/2000	18.72%	255,000	255,000	9,331	8,804	6,475	5,948
12/31/2001	5.62%	255,000	255,000	11,783	11,179	8,927	8,323
12/31/2002	20.10%	255,000	255,000	16,343	15,567	13,487	12,711
12/31/2003	3.40%	255,000	255,000	18,661	17,813	15,805	14,957
12/31/2004	4.45%	255,000	255,000	21,271	20,340	18,415	17,484
12/31/2005	1.32%	255,000	255,000	23,263	22,275	20,407	19,419
12/31/2006	2.39%	255,000	255,000	25,543	24,439	23,164	22,060

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $255,000	Annual Premium $2,700

Templeton Foreign Securities Fund—Class 2

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	13.73%	255,000	255,000	2,273	1,965	683	375
12/31/1998	9.08%	255,000	255,000	4,615	4,230	2,877	2,491
12/31/1999	23.23%	255,000	255,000	8,095	7,568	5,239	4,712
12/31/2000	-2.38%	255,000	255,000	9,695	9,136	6,839	6,280
12/31/2001	-15.99%	255,000	255,000	9,602	9,091	6,746	6,235
12/31/2002	-18.56%	255,000	255,000	9,189	8,732	6,333	5,876
12/31/2003	32.21%	255,000	255,000	14,565	13,907	11,709	11,051
12/31/2004	18.53%	255,000	255,000	19,371	18,541	16,515	15,685
12/31/2005	10.17%	255,000	255,000	23,259	22,296	20,403	19,440
12/31/2006	21.44%	255,000	255,000	30,396	29,125	28,017	26,746

Templeton Global Asset Allocation Fund—Class 2

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	15.37%	255,000	255,000	2,310	1,999	720	409
12/31/1998	6.10%	255,000	255,000	4,520	4,142	2,781	2,403
12/31/1999	22.54%	255,000	255,000	7,931	7,416	5,075	4,560
12/31/2000	0.04%	255,000	255,000	9,782	9,221	6,926	6,365
12/31/2001	-9.95%	255,000	255,000	10,395	9,847	7,539	6,991
12/31/2002	-4.39%	255,000	255,000	11,607	11,039	8,751	8,183
12/31/2003	31.95%	255,000	255,000	17,716	16,913	14,860	14,057
12/31/2004	15.72%	255,000	255,000	22,533	21,554	19,677	18,698
12/31/2005	3.55%	255,000	255,000	25,088	24,029	22,232	21,173
12/31/2006	21.11%	255,000	255,000	32,520	31,137	30,141	28,758

Templeton Global Income Securities Fund—Class 2

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	2.47%	255,000	255,000	2,023	1,732	433	142
12/31/1998	7.08%	255,000	255,000	4,259	3,899	2,520	2,160
12/31/1999	-6.09%	255,000	255,000	5,763	5,380	2,907	2,524
12/31/2000	4.14%	255,000	255,000	7,950	7,504	5,094	4,648
12/31/2001	2.24%	255,000	255,000	9,989	9,486	7,133	6,630
12/31/2002	21.15%	255,000	255,000	14,325	13,664	11,469	10,808
12/31/2003	22.44%	255,000	255,000	19,722	18,862	16,866	16,006
12/31/2004	14.74%	255,000	255,000	24,631	23,595	21,775	20,739
12/31/2005	-3.08%	255,000	255,000	25,469	24,423	22,613	21,567
12/31/2006	12.77%	255,000	255,000	30,668	29,392	28,289	27,013

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $255,000	Annual Premium $2,700

Wells Fargo Advantage VT Asset Allocation Fund

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	20.88%	255,000	255,000	2,432	2,113	842	523
12/31/1998	25.26%	255,000	255,000	5,541	5,088	3,802	3,350
12/31/1999	9.33%	255,000	255,000	8,153	7,610	5,297	4,754
12/31/2000	1.02%	255,000	255,000	10,104	9,509	7,248	6,653
12/31/2001	-6.96%	255,000	255,000	11,050	10,454	8,194	7,598
12/31/2002	-12.85%	255,000	255,000	11,113	10,552	8,257	7,696
12/31/2003	22.09%	255,000	255,000	15,758	15,021	12,902	12,165
12/31/2004	9.34%	255,000	255,000	19,130	18,277	16,274	15,421
12/31/2005	4.99%	255,000	255,000	21,888	20,945	19,032	18,089
12/31/2006	12.14%	255,000	255,000	26,492	25,339	24,113	22,960

Wells Fargo Advantage VT Discovery Fund

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	11.39%	255,000	255,000	2,221	1,916	631	326
12/31/1998	7.26%	255,000	255,000	4,478	4,103	2,739	2,364
12/31/1999	5.09%	255,000	255,000	6,713	6,271	3,857	3,415
12/31/2000	4.39%	255,000	255,000	8,957	8,448	6,101	5,592
12/31/2001	4.08%	255,000	255,000	11,218	10,642	8,362	7,786
12/31/2002	-12.02%	255,000	255,000	11,369	10,820	8,513	7,964
12/31/2003	39.43%	255,000	255,000	18,417	17,595	15,561	14,739
12/31/2004	15.72%	255,000	255,000	23,341	22,341	20,485	19,485
12/31/2005	8.27%	255,000	255,000	27,128	25,999	24,272	23,143
12/31/2006	14.64%	255,000	255,000	33,081	31,690	30,702	29,311

Wells Fargo Advantage VT Opportunity Fund

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/1997	25.45%	255,000	255,000	2,534	2,208	944	618
12/31/1998	13.54%	255,000	255,000	5,111	4,691	3,372	2,952
12/31/1999	34.91%	255,000	255,000	9,559	8,937	6,703	6,081
12/31/2000	6.60%	255,000	255,000	12,172	11,463	9,316	8,607
12/31/2001	-3.70%	255,000	255,000	13,431	12,704	10,575	9,848
12/31/2002	-26.82%	255,000	255,000	11,000	10,431	8,144	7,575
12/31/2003	37.01%	255,000	255,000	17,584	16,750	14,728	13,894
12/31/2004	18.22%	255,000	255,000	22,875	21,839	20,019	18,983
12/31/2005	7.88%	255,000	255,000	26,528	25,364	23,672	22,508
12/31/2006	12.22%	255,000	255,000	31,699	30,298	29,320	27,919

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

HYPOTHETICAL POLICY ANNUAL RETURNS AND VALUES

Standard Non-Tobacco Male, Age 35	Death Benefit Option A
Stated Death Benefit $255,000	Annual Premium $2,700

Wells Fargo Advantage VT Total Return Bond Fund

Year Ended	Annual Total Return*	Death Benefit		Policy Value		Net Cash Surrender Value
		Current	Guaranteed	Current	Guaranteed	Current	Guaranteed
12/31/2000	10.22%	255,000	255,000	2,195	1,892	605	302
12/31/2001	7.41%	255,000	255,000	4,457	4,083	2,718	2,344
12/31/2002	7.75%	255,000	255,000	6,868	6,417	4,012	3,561
12/31/2003	8.40%	255,000	255,000	9,481	8,944	6,625	6,088
12/31/2004	4.39%	255,000	255,000	11,797	11,190	8,941	8,334
12/31/2005	1.90%	255,000	255,000	13,818	13,153	10,962	10,297
12/31/2006	3.82%	255,000	255,000	16,129	15,393	13,273	12,537

*	These annual portfolio total return figures reflect the portfolio’s management fees and other operating expenses but do not reflect the policy level or variable account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.

Adjusted Historical Subaccount Performance Data

This chart represents past performance of the Subaccounts over the period shown, after deduction of underlying fund expenses, and deduction of variable account mortality and expense risk charges (deducted daily at an annual rate of 0.75%).

These returns do not reflect deductions for:

• monthly cost of insurance charges.	• rider charges.
• monthly administrative expense charges.	• policyholder transaction charges.
• percentage of premium expense charges.	• surrender charges.

If the returns had reflected the effect of such charges, performance would have been significantly lower.

AVERAGE ANNUAL RETURNS USING ADJUSTED HISTORICAL

DATA FOR PERIODS ENDING 12/31/06

EXCLUDING COST OF INSURANCE, WITHDRAWAL & OTHER CHARGES (1)

FUND PORTFOLIO	YTD++	1 Year	3 Years	5 Years	10 Years	Since Inception (2)	Inception Date (2)
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund	5.51%	5.51%	6.45%	3.09%	4.15%	7.98%	05/05/93
AIM V.I. Capital Development Fund	15.65%	15.65%	12.98%	8.63%	—	6.77%	05/01/98
AIM V.I. Core Equity Fund	15.83%	15.83%	9.40%	6.26%	6.37%	8.83%	05/02/94
AIM V.I. Government Securities Fund	2.78%	2.78%	1.82%	2.86%	4.10%	4.02%	05/05/93
AIM V.I. International Growth Fund**	27.28%	27.28%	22.40%	14.47%	7.39%	9.06%	05/05/93
AIM V.I. Technology Fund**	9.66%	9.66%	4.92%	(2.56%)	—	2.90%	05/20/97
AIM V.I. Utilities Fund	24.53%	24.53%	20.98%	10.30%	7.52%	7.95%	01/03/95
The Alger American Fund
Alger American Balanced Portfolio	3.94%	3.94%	5.10%	3.61%	8.37%	8.14%	09/05/89
Alger American Growth Portfolio	4.37%	4.37%	6.71%	1.63%	6.94%	11.62%	01/09/89
Alger American Income & Growth Portfolio	8.49%	8.49%	6.04%	0.99%	8.21%	9.22%	11/15/88
Alger American Leveraged AllCap Portfolio	18.38%	18.38%	13.03%	4.84%	10.00%	14.43%	01/25/95
Alger American MidCap Growth Portfolio	9.32%	9.32%	10.16%	6.52%	10.30%	13.62%	05/03/93
Dreyfus Funds
Dreyfus VIF—Appreciation Portfolio	15.61%	15.61%	7.69%	4.42%	7.19%	9.75%	04/05/93
Dreyfus VIF—Quality Bond Portfolio	3.46%	3.46%	2.59%	3.76%	4.75%	6.30%	08/31/90
The Dreyfus Socially Responsible Growth Fund, Inc.	8.39%	8.39%	5.52%	0.72%	4.05%	7.42%	10/07/93
DWS Scudder
DWS Dreman High Return Equity VIP	17.85%	17.85%	12.60%	8.77%	—	7.00%	05/04/98
DWS Dreman Small Cap Value VIP**	24.13%	24.13%	19.33%	16.08%	10.69%	10.12%	05/01/96
DWS Equity 500 Index VIP	14.66%	14.66%	9.35%	5.10%	—	4.95%	10/01/97
DWS High Income VIP	9.65%	9.65%	8.05%	9.08%	4.89%	9.52%	04/06/82
DWS Large Cap Value VIP	14.55%	14.55%	8.19%	7.06%	8.38%	9.42%	05/01/96
DWS Mid Cap Growth VIP	10.13%	10.13%	9.05%	3.51%	—	2.53%	05/03/99
DWS Small Cap Index VIP**	16.62%	16.62%	12.15%	10.07%	—	7.08%	08/22/97
Evergreen Variable Trust
Evergreen VA Balanced Fund	9.03%	9.03%	6.33%	4.37%	4.96%	5.89%	03/01/96
Evergreen VA International Equity Fund**@	22.24%	22.24%	18.53%	14.04%	—	7.94%	08/17/98
Evergreen VA Special Values Fund**	20.64%	20.64%	16.58%	12.06%	—	11.99%	05/01/98
MFS® Variable Insurance TrustSM
MFS® Emerging Growth Series	7.09%	7.09%	9.17%	2.03%	5.11%	7.30%	07/24/95
MFS® High Income Series	9.55%	9.55%	6.36%	7.48%	4.74%	5.53%	07/26/95
MFS® Investors Trust Series	12.15%	12.15%	9.70%	4.66%	5.57%	7.53%	10/09/95
MFS® Research Series	9.65%	9.65%	10.49%	4.57%	5.21%	7.25%	07/26/95
MFS® Total Return Series	11.06%	11.06%	7.79%	6.36%	7.91%	9.81%	01/03/95
MFS® Value Series	19.94%	19.94%	13.22%	—	—	9.06%	01/02/02
Franklin Templeton Variable Insurance Products Trust
Franklin Large Cap Value Securities Fund—Class 2	15.32%	15.32%	—	—	—	10.22%	03/01/05
Franklin Real Estate Fund—Class 2	19.69%	19.69%	20.81%	19.21%	11.96%	12.04%	01/24/89
Franklin Zero Coupon Fund—2010—Class 2	1.63%	1.63%	1.95%	5.33%	6.25%	8.33%	03/14/89
Templeton Foreign Securities Fund—Class 2**	20.54%	20.54%	15.74%	10.46%	7.10%	9.38%	05/01/92
Templeton Global Asset Allocation Fund—Class 2**	20.21%	20.21%	12.37%	12.02%	8.67%	9.93%	08/24/88
Templeton Global Income Securities Fund—Class 2**	11.93%	11.93%	7.03%	12.38%	6.59%	6.96%	01/24/89
Wells Fargo Variable Trust
Wells Fargo Advantage VT Asset Allocation Fund	11.31%	11.31%	7.97%	5.70%	7.06%	8.49%	04/15/94
Wells Fargo Advantage VT Discovery Fund@	13.79%	13.79%	11.99%	11.16%	8.35%	9.33%	05/08/92
Wells Fargo Advantage VT Opportunity Fund	11.38%	11.38%	11.85%	6.69%	10.14%	12.59%	05/08/92
Wells Fargo Advantage VT Total Return Bond Fund	2.99%	2.99%	2.58%	4.43%	—	5.16%	09/20/99

FOOTNOTES

Investment return and principal value of each subaccount in the Titanium Investor Variable Universal Life Insurance Policy will fluctuate, so that the units in each Subaccount of the Titanium Universal Life Variable Account, when redeemed, may be worth more or less than their original cost. The Policies involve certain risks, including possible loss of principal. Data provided for any past period is not an indication or representation of future yields or rates of return.

(1) The Titanium Universal Life Variable Account’s average annual compounded total return figures using adjusted historical data are calculated as of the end of the periods shown, and assume that the Variable Account had been in existence and a Policy had been in force during the periods shown and not surrendered. Returns assume that all capital gains and dividends are reinvested. This chart represents past performance over the periods shown, after deduction of underlying fund expenses, and deduction of variable account mortality and expense risk charges (deducted daily at an annual rate of 0.75%). The returns do not reflect deductions for monthly cost of insurance charges, monthly administrative expense charges, percentage of premium expense charges, rider charges, policyholder transaction charges or surrender charges. The impact of these deductions depend on the age and rate class of the insured, the size and type of death benefit selected, the amount of premium paid, and other factors. IF THE RETURNS HAD REFLECTED THE EFFECT OF SUCH CHARGES, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER. Please refer to the hypothetical illustrations in the prospectus to see examples of the effect on performance of the cost of insurance and other charges, based on various assumptions regarding the factors noted above. See the section entitled Hypothetical Illustrations and Performance Information, which reflects the deduction of all charges applicable to an actual policy. Please obtain a personalized illustration from your representative or our office showing the impact of the additional charges on your policy’s performance.

The Titanium Investor Variable Universal Life Insurance Policy commenced operations on 5/22/00. The adjusted historical performance data shown is calculated from the inception date of the underlying funds, not from the commencement date of the policy. Returns were derived by reducing the portfolio’s actual performance during the periods shown by the variable account mortality and expense risk charges discussed above that would have been imposed had the portfolios been in the Titanium Investor Variable Universal Life Insurance Policy during the period.

Performance numbers are based on values provided by fund companies and are assumed to be accurate. United Investors Life cannot, however, guarantee their accuracy.

(2) Total return for the period the portfolio has been available is shown in the Since Inception column. The Inception Date, the date the SEC declared the underlying fund’s registration statement effective (or the commencement of operations), is also shown.

DREYFUS VIF-MONEY MARKET PORTFOLIO: The current annualized yield of the Dreyfus VIF-Money Market Portfolio for the seven-day period ending 12/31/06 was 4.08%. For the same period, the effective yield was 4.16%. The yield on amounts held in the Dreyfus VIF-Money Market Portfolio normally will fluctuate on a daily basis. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. Although the Portfolio seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

** There are additional risks associated with investing in SMALL CAPITALIZATION FUNDS (such as increased volatility, illiquidity, business risks, etc.), INTERNATIONAL FUNDS (such as currency, political, economic, foreign transaction, etc.) and TECHNOLOGY FUNDS (such as lack of commercial success, becoming quickly obsolete, greater volatility, etc.).

@ On 12/05/03 the Evergreen VA Global Leaders Fund portfolio offered under this policy was merged into the Evergreen VA International Equity Fund. On 04/08/05 the Strong MidCap Growth Fund II was merged into the Wells Fargo Advantage Discovery Fund. In each case, the performance shown reflects the returns that would have resulted if the fund currently available had been offered under this policy since the fund inception date.

The Statement of Additional Information contains additional information about the Variable Account and the Company. To learn more about the policy, including more detailed information concerning compensation paid for the sale of policies, you should read the Statement of Additional Information dated the same date as this prospectus. The Table of Contents for the Statement of Additional Information appears on page 61 of this prospectus. For a free copy of the Statement of Additional Information, to receive personalized illustrations of death benefits, net cash surrender values, and cash values, and to request other information about the policy please call 1-800-340-3787 or write to us at our administrative office.

The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus and is legally a part of this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional Information and other information about us and the policy. Information about us and the policy (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-09657

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

UNITED INVESTORS LIFE INSURANCE COMPANY

Variable Products Division

2001 Third Avenue South (35233)

P.O. Box 10287

Birmingham, Alabama 35202-0287

Telephone: (800) 340-3787

STATEMENT OF ADDITIONAL INFORMATION

Flexible Premium Variable Life Insurance Policy

This Statement of Additional Information (“SAI”) contains additional information regarding TITANIUM INVESTOR Variable Universal Life Insurance, a flexible premium variable life insurance policy (the “policy”) offered by United Investors Life Insurance Company (“United Investors”). This SAI is not a prospectus, and it should be read together with the prospectus for the policy dated May 1, 2007 (the “prospectus”). You may obtain a copy of the prospectus by writing or calling us at our address or phone number shown above. Terms used in the prospectus are incorporated in this SAI.

The date of this Statement of Additional Information is May 1, 2007.

STATEMENT OF ADDITIONAL INFORMATION

Additional Policy Information

The Contract

The entire contract is made up of the policy, any riders, and the written application. All statements made in the application, in the absence of fraud, are considered representations and not warranties. We can use only the statements made in the written application to defend a claim or void the policy.

Incontestability

After the policy has been in force during the insured’s lifetime for a period of two years from the policy’s effective date, the policy limits our right to contest the policy as issued, except for material misstatements contained in any application. This also applies to reinstatements and increases in the face amount, for two years after the reinstatement date or effective date of the increase.

Misstatement of Age or Sex

The death benefit will be adjusted if the insured’s age or sex has been misstated in the application. The benefits paid will be those which the last monthly cost of insurance charge would have provided at the correct age and sex.

Suicide Exclusion

The policy limits the death benefit if the insured dies by suicide, generally within two years after the policy’s effective date or effective date of the increase. In this instance, our liability will be limited to the total premiums paid less any withdrawals and any loan balance.

Certain states may require suicide exclusion provisions that differ from those stated here.

Assignment and Change of Owner

You may assign the policy subject to its terms. We will not be deemed to know of an assignment unless we receive a written copy of it at our administrative office. We assume no responsibility for the validity or effect of any assignment. In certain circumstances, an assignment may be a taxable event. (See “Tax Considerations” in the prospectus.) You may change the policy owner by sending a written request to us (at our administrative office) while the insured is alive and the policy is in force. The change will take effect the date you sign the request, but the change will not affect any action we have taken before we receive the request. A change of policy owner may have tax consequences. (See “Tax Considerations” in the prospectus.) A change of policy owner does not change the beneficiary designation. (See “Beneficiary” in the prospectus.) Any such assignment or change must be in a written form acceptable to us.

Automatic Continuation of Benefits

If premium payments cease, insurance under the policy and any supplemental benefits provided by rider will continue as provided under the grace period provisions described under “Premiums to Prevent Termination” in the prospectus. Any supplemental benefits added by a rider will not continue beyond the termination date described in the rider.

3

Dividends

The policy is non-participating. This means that no dividends will be paid on the policy. The policy will not share in our profits or surplus earnings.

Valuation of Units

Each variable subaccount’s unit value was arbitrarily set at $10.00 when the variable subaccount was established. The unit value is determined on each business day by multiplying the unit value for the variable subaccount on the prior business day by the variable subaccount’s net investment factor for the current business day.

Net Investment Factor. The net investment factor is an index used to measure the investment performance of a variable subaccount from one business day to the next. The net investment factor for any variable subaccount for any business day is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is:

(1)	the net asset value per share of the portfolio shares held in the variable subaccount determined at the end of the current business day; plus

(2)	the per share amount of any dividend or capital gain distributions on the portfolio shares held in the variable subaccount, if the “ex-dividend” date occurs during the current business day; plus or minus

(3)	a per share charge or credit for any taxes reserved for the current business day which we determine to have resulted from the investment operations of the variable subaccount;

(b)	is:

(1)	the net asset value per share of the portfolio shares held in the variable subaccount, determined at the end of the last prior business day; plus or minus

(2)	the charge or credit for any taxes reserved for the last prior business day; and

(c)	is a deduction for the current mortality and expense risk charge for the number of days since the last prior business day.

Reduction in Charges for Certain Groups

We do waive or reduce the administrative charges, the premium expense charges, the transaction charges and the surrender charges on policies that have been sold to:

(a)	our employees and sales representatives, or those of our affiliates or distributors of the policy; or

(b)	individuals or groups of individuals where the sale of the policy results in savings of administrative or commission expenses.

For Massachusetts residents, Item (b) is applicable to internal 1035 Exchanges only.

4

Performance Data

Yields and Total Returns

From time to time, we may advertise or include in sales literature historical performance data, including yields, effective yields, and annual total returns for the portfolios or the variable subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Effective yields and total returns for a variable subaccount are based on the investment performance of the corresponding portfolio. A portfolio’s performance reflects the portfolio’s expenses (see the prospectuses for the underlying mutual fund portfolios), but does not reflect any of the policy level or variable account asset based charges, which if reflected would result in substantially lower performance figures. Performance figures for the variable subaccounts may reflect deduction of the mortality and expense risk charge, but may not reflect other policy level charges (such as the monthly deduction, premium expense charges, rider charges, transaction fees, or surrender charges) which if reflected would result in substantially lower performance figures.

In advertising and sales literature, the performance of each variable subaccount may be compared to the performance of other variable life insurance issuers in general or to the performance of particular types of variable life insurance investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the variable subaccounts. Lipper Analytical Services, Inc. (“Lipper”) and Variable Annuity Research Data Service (“VARDS”) are independent services that monitor and rank the performance of variable life insurance issuers in major categories of investment objectives on an industry-wide basis. The performance analyses prepared by Lipper and VARDS each rank these issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, surrender charges, insurance or risk charges, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. In addition to Lipper and VARDS, we also may rely on other third-party independent services to provide similar information.

Advertising and sales literature may also compare the performance of each variable subaccount to the Standard & Poor’s Composite Index of 500 stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any “deduction” for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as sources of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a variable subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from variable subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio’s investment experience is positive.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. Average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolio in which a variable subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

You also should refer to your personalized illustrations which illustrate variations of the death benefit, policy values, and accumulated payments under your policy.

5

Other Information

Underwriters

United Securities Alliance, Inc. (“United Securities”), Financial Plaza A, 7730 East Belleview Ave., Suite AG-9, Greenwood Village, Colorado, is the principal underwriter of the policies. The policies are offered to the public through registered representatives of United Securities and of other broker-dealers (“selling firms”) licensed under the federal securities laws and state insurance laws. Commissions are paid to United Securities for sales of the policies by its own sales representatives or by sales representatives of the selling firms.

We may pay the selling firms additional amounts for: (1) “preferred product” treatment of the policies in its marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for its sales representatives; and (4) other sales expenses incurred by a selling firm. We may make bonus payments to a selling firm based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

For each of the last three fiscal years, the following sales compensation was paid with respect to the policies:

Fiscal year	Aggregate Amount of Commissions Paid*
2004	$3,384,264.59
2005	$3,467,872.06
2006	$2,887,853.30

*	Includes sales compensation paid to registered persons of United Securities or to other selling firms. We have no information as to the amount retained by the principal underwriter.

The offering of the policies is continuous, and we do not anticipate discontinuing the offering of the policies. However, we reserve the right to discontinue the offering of the policies at any time.

Experts

The balance sheets of United Investors Life Insurance Company as of December 31, 2006 and 2005 and the related statements of operations, comprehensive income, shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2006 and the statements of assets and liabilities of the portfolios of Titanium Universal Life Variable Account as of December 31, 2006, the related statements of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP is located at JP Morgan Chase Tower, 2200 Ross Avenue, Suite 1600, Dallas, Texas 75201-6678.

Actuarial matters included in the Prospectus and Statement of Additional Information have been examined by W. Thomas Aycock, Senior Vice President and Chief Actuary of United Investors, whose opinion is filed as an exhibit to the registration statement.

6

Potential Conflicts of Interest

In addition to the Variable Account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Although neither we nor the portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each portfolio’s Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. This action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example: (1) changes in state insurance laws; (2) changes in Federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a portfolio’s Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.

The portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of owners of this policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the portfolio as an investment option under the policies or replacing the portfolio with another portfolio.

Reports to Owners

At least once a year, you will be sent a report showing information about your policy for the period covered by the report. You will also be sent an annual and a semi-annual report for each portfolio underlying a variable subaccount in which you have policy value, as required by the 1940 Act. In addition you will receive a written confirmation of each transaction when you pay premiums (except for premiums paid by automatic deduction from your checking account), make a withdrawal, make transfers, or take out a policy loan. Other items (e.g., monthly deductions and premiums paid by automatic deduction from your checking account) will be confirmed only in the annual or other periodic report.

Legal Matters

Legal advice regarding certain matters relating to Federal securities laws has been provided by Sutherland Asbill & Brennan LLP of Washington, D.C.

Additional Information

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI. Statements contained in this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N.E., Washington, DC 20549.

7

Financial Statements

The financial statements of United Investors, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

8

United Investors Life

Insurance Company

Financial Statements as of December 31,

2006 and 2005, and for the Years Ended

December 31, 2006, 2005, and 2004, and

Independent Auditors’ Report

UNITED INVESTORS LIFE INSURANCE COMPANY

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

United Investors Life Insurance Company:

We have audited the accompanying balance sheets of United Investors Life Insurance Company (“United Investors”) as of December 31, 2006 and 2005, and the related statements of operations, comprehensive income, shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of United Investors’ management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. United Investors is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of United Investors’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of United Investors as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

As described in Note 1 to the financial statements, in 2004 United Investors changed its method of accounting for guaranteed minimum policy benefits in accordance with Statement of Position 03-1, Accounting and Reporting by Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.

DELOITTE & TOUCHE LLP

Dallas, Texas

April 27, 2007

UNITED INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEETS

AS OF DECEMBER 31, 2006 AND 2005

(Dollar amounts in thousands, except per-share data)

	2006	2005
ASSETS

INVESTMENTS:
Fixed maturities, available for sale, at fair value (amortized cost; 2006—$828,133, 2005—$833,219)	$845,417	$871,781
Preferred stock of affiliate—at fair value which approximates cost	240,412	240,412
Policy loans	28,478	26,606
Other long-term investments	6,912	16,961
Short-term investments	19,969	13,867

Total investments	1,141,188	1,169,627
ACCRUED INVESTMENT INCOME (Includes amounts from affiliates; 2006—$477, 2005—$477)	16,508	15,537
RECEIVABLES	7,187	4,387
DUE FROM AFFILIATE (Includes funds withheld on reinsurance; 2006—$451,147, 2005—$409,605)	467,367	432,993
DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE PURCHASED—Net	211,747	219,717
GOODWILL	26,628	26,628
PROPERTY AND EQUIPMENT—Net	64	87
OTHER ASSETS	625	668
SEPARATE ACCOUNT ASSETS	1,498,622	1,560,391

TOTAL	$3,369,936	$3,430,035

(Continued)

2

UNITED INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEETS

AS OF DECEMBER 31, 2006 AND 2005

(Dollar amounts in thousands, except per-share data)

	2006	2005
LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES:
Policy liabilities:
Future policy benefits (includes reserves assumed from affiliates; 2006—$458,990, 2005—$419,733)	$1,020,902	$996,571
Unearned and advance premiums	1,859	1,975
Other policy benefits	12,118	12,451

Total policy liabilities	1,034,879	1,010,997
Deferred and accrued income taxes	112,881	119,990
Other liabilities	17,862	12,347
Due to affiliates	19,696	17,459
Separate account liabilities	1,498,622	1,560,391

Total liabilities	2,683,940	2,721,184

SHAREHOLDERS’ EQUITY:
Common stock, par value $6 per share authorized, issued and outstanding, 500,000 shares	3,000	3,000
Additional paid-in capital	351,925	351,860
Accumulated other comprehensive income	9,597	21,642
Retained earnings	321,474	332,349

Total shareholders’ equity	685,996	708,851

TOTAL	$3,369,936	$3,430,035

See notes to financial statements.		(Concluded	)

3

UNITED INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2006, 2005, AND 2004

(Dollar amounts in thousands)

	2006	2005	2004
REVENUE:
Premium income	$74,695	$78,220	$81,857
Policy charges and fees	43,771	46,581	49,576
Net investment income (includes amounts from affiliates (2006—$16,522, 2005—$16,249, 2004—$16,246))	73,989	72,847	71,693
Realized investment gains (losses) (includes amounts from affiliates (2006—$(10,049), 2005—$(4,808), 2004—$7,932)	(8,320)	(6,437)	7,929
Other income (includes amounts from affiliates (2006—$26,567, 2005—$29,864, 2004—$24,998))	28,566	29,864	24,998

Total revenue	212,701	221,075	236,053

BENEFITS AND EXPENSES:
Policy benefits:
Individual life	65,952	67,103	68,594
Annuity	23,307	26,337	27,676

Total policy benefits	89,259	93,440	96,270
Amortization of deferred acquisition costs and value of insurance purchased	24,707	25,543	28,207
Commissions and premium taxes	5,563	5,496	6,107
Other operating expenses	9,471	7,429	11,124

Total benefits and expenses	129,000	131,908	141,708

INCOME BEFORE INCOME TAXES AND CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE	83,701	89,167	94,345
INCOME TAXES	20,576	15,502	22,832

NET INCOME BEFORE THE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE	63,125	73,665	71,513
CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLES (net of income tax benefit of $3,857)			(7,163)

NET INCOME	$63,125	$73,665	$64,350

See notes to financial statements.

4

UNITED INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31, 2006, 2005, AND 2004

(Dollar amounts in thousands)

	2006	2005	2004
NET INCOME	$63,125	$73,665	$64,350

OTHER COMPREHENSIVE INCOME (LOSS):
Unrealized investment gains (losses)—
Unrealized investment gains (losses) on securities:
Unrealized holding losses arising during period	(21,491)	(26,740)	(2,196)
Reclassification adjustment for (gains) losses on securities included in net income	(1,729)	1,629	3
Reclassification adjustment for amortization of premium	1,941	1,862	1,841

	(21,279)	(23,249)	(352)
Unrealized gains (losses), adjustment to deferred acquisition costs	2,748	3,104	(24)

Total unrealized losses	(18,531)	(20,145)	(376)
Applicable income tax benefit	6,486	7,051	131

Other comprehensive loss	(12,045)	(13,094)	(245)

COMPREHENSIVE INCOME	$51,080	$60,571	$64,105

See notes to financial statements.

5

UNITED INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF SHAREHOLDERS’ EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2006, 2005, AND 2004

(Dollar amounts in thousands)

	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Shareholders’ Equity
BALANCE—January 1, 2004	$3,000	$351,476	$34,981	$312,734	$702,191
Comprehensive income (loss)			(245)	64,350	64,105
Dividends				(64,000)	(64,000)
Exercise of stock options		80			80

BALANCE—December 31, 2004	3,000	351,556	34,736	313,084	702,376
Comprehensive income (loss)			(13,094)	73,665	60,571
Dividends				(54,400)	(54,400)
Exercise of stock options		304			304

BALANCE—December 31, 2005	3,000	351,860	21,642	332,349	708,851
Comprehensive income (loss)			(12,045)	63,125	51,080
Dividends				(74,000)	(74,000)
Stock based compensation		53			53
Exercise of stock options		12			12

BALANCE—December 31, 2006	$3,000	$351,925	$9,597	$321,474	$685,996

6

UNITED INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2006, 2005, AND 2004

(Dollar amounts in thousands)

	2006	2005	2004
OPERATING ACTIVITIES
Net Income	$63,125	$73,665	$64,350
Adjustments to reconcile net income to net cash provided from operations:
Increase in future policy benefits	33,226	1,122	30,359
Increase (decrease) in other policy liabilities	(449)	1,601	207
Deferral of policy acquisition costs	(13,989)	(12,849)	(18,959)
Amortization of deferred acquisition costs and value of insurance purchased	24,707	25,543	32,361
Change in deferred and accrued income taxes	(623)	(6,017)	(2,013)
Depreciation and amortization	1,963	1,905	1,913
Realized (gains) losses on sale of investments and properties	8,320	6,437	(7,929)
Change in accounting principle	—	—	11,020
Increase in funds withheld on reinsurance	(41,542)	(476)	(34,959)
Other accruals and adjustments	6,411	(3,578)	336

Net cash provided by operating activities	81,149	87,353	76,848

INVESTING ACTIVITIES:
Investments sold or matured:
Fixed maturities available for sale-sold	20,710	5,915	5,404
Fixed maturities available for sale-matured, called, and repaid	87,035	54,407	58,725

Total investments sold or matured	107,745	60,322	64,129
Acquisition of investments:
Fixed maturities-available for sale	(102,864)	(88,941)	(74,264)
Net increase in policy loans	(1,872)	(1,080)	(1,468)

Total acquisition of investments	(104,736)	(90,021)	(75,732)
Net increase in short-term investments	(6,102)	(1,940)	(4,486)
Net change in receivable for securities	4,839	1,611	1,391

Net cash provided from (used in) investing activities	1,746	(30,028)	(14,698)

FINANCING ACTIVITIES:
Cash dividends paid to shareholders	(74,000)	(54,400)	(64,000)
Funds loaned to affiliates	(51,000)	(110,800)	(85,000)
Funds repaid by affiliates	51,000	110,800	85,000
Funds borrowed from affiliates	92,000	104,600	78,500
Funds repaid to affiliates	(92,000)	(104,600)	(78,500)
Net (payments) receipts from deposit product operations	(8,895)	(2,295)	1,850

Net cash used in financing activities	(82,895)	(57,325)	(62,150)
NET INCREASE (DECREASE) IN CASH	—	—	—
CASH-Beginning of year	—	—	—

CASH-End of year	$—	$—	$—

See notes to financial statements.

7

UNITED INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2006 AND 2005, AND FOR THE YEARS ENDED DECEMBER 31, 2006, 2005, AND 2004

(Dollar amounts in thousands, except per-share data)

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business—United Investors Life Insurance Company (“United Investors”) is a life insurer licensed in 49 states and is domiciled in the State of Missouri. United Investors offers a full range of life, annuity, and variable products through its agents and is subject to competition from other insurers throughout the United States. United Investors is subject to regulation by the insurance department of states in which it is licensed, and undergoes periodic examinations by those departments.

Basis of Presentation—The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). They include the accounts of United Investors, an indirect wholly-owned subsidiary of Torchmark Corporation (“TMK” or “Torchmark”). As of December 31, 2006 United Investors was owned by Liberty National Life Insurance Company (“Liberty National”), a wholly-owned TMK subsidiary. On October 1, 2006, TMK sold its 18.82% ownership interest in United Investors to Liberty National. Liberty National owned the remaining 81.18% of United Investors prior to the sale.

Estimates—In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The estimates susceptible to significant change are those used in amortizing deferred acquisition costs, and in determining the liabilities for policy reserves, losses, and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Investments—United Investors classifies all of its fixed maturity investments, which include bonds and redeemable preferred stocks, as available for sale. Investments classified as available for sale are carried at fair value with unrealized gains and losses, net of deferred taxes, reflected directly in accumulated other comprehensive income. Investments in equity securities, which include nonredeemable preferred stocks, are reported at fair value with unrealized gains and losses, net of deferred taxes, reflected directly in accumulated other comprehensive income. Policy loans are carried at unpaid principal balances. Short-term investments include investments in certificates of deposit and other interest-bearing time deposits with original maturities within twelve months. Other long-term investments consist of the fair value of the embedded derivative related to United Investors’ modified coinsurance agreement.

Gains and losses realized on the disposition of investments are recognized as revenue and are determined on a specific identification basis. Realized investment gains and losses and investment income attributable to separate accounts are credited to the separate accounts and have no effect on United Investors’ net income. Investment income attributable to other insurance policies and products is included in United Investors’ net investment income. Net investment income for the years ended December 31, 2006, 2005, and 2004, included approximately $33,530, $34,106, and $33,966, respectively, which was allocable to policyholder reserves or accounts. Realized investment gains and losses are not allocated to insurance policyholders’ liabilities.

8

Impairment of Investments—In March 2004, the Emerging Issues Task Force reached a consensus concerning Issue 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (“EITF 03-1”). It called for evaluation of all of United Investors’ fixed-maturity and equity investments for other-than-temporary impairment each reporting period using a three-step approach. First, evaluate if the investment is impaired (fair value is less than cost or amortized cost). Second, determine whether the impairment is other-than-temporary. While specific procedures were outlined, this step required considerable evidence-based judgment as to the ultimate recoverability of amounts due, taking into account the severity and duration of the impairment. An assessment of the ability and intent to hold the security to recovery was also a factor. In the event there was an other-than-temporary impairment, the third step involved a write-down of the cost basis of the security to fair value, which became the new cost basis. EITF 03-1 also called for certain disclosures.

This new accounting rule was to be effective for United Investors beginning July 1, 2004. However, in the third quarter of 2004, the FASB deferred the effective date of certain portions of this rule until it could be further considered. The portions deferred related to steps two and three in the impairment analysis above. In November, 2005, the FASB released FASB Staff Position 115-1 and 124-1, The Meaning of Other Than-Temporary Impairment and Its Application to Certain Investments, providing further guidance on the impairment issues. This document is effective for United Investors as of January 1, 2006. It essentially retained the three-step model of EITF 03-1, replacing only the step two procedures with guidance previously in effect before EITF 03-1 was issued. This guidance was historically utilized by United Investors in evaluating other-than-temporary impairment. The disclosures called for by EITF 03-1 were maintained, and appear in Note 3-Investments. At the present time, United Investors evaluates securities for other-than-temporary impairment as described in Note 3. If a security is determined to be other-than-temporarily impaired, the cost basis of the security is written down to fair value and is treated as a realized loss. Historically, investment income on other-than-temporarily impaired investments which is past due has not been recorded until received. Under the new FASB Staff Position, the written-down security will be amortized and revenue recognized in accordance with estimated future cash flows.

Determination of Fair Values of Financial Instruments—Fair values for cash, short-term investments, receivables and payables approximate carrying value. Fair values for investment securities are based on quoted market prices, where available. Otherwise, fair values are based on quoted market prices of comparable instruments. Policy loans, which have indeterminate maturities and bear interest at rates ranging from 4% to 8%, are an integral part of the life insurance policies which United Investors has in force and, in United Investors’ opinion, cannot be valued separately.

Cash—Cash consists of balances on hand and on deposit in banks and financial institutions.

Embedded Derivative—United Investors has a modified coinsurance agreement with an affiliated Torchmark company that includes an embedded derivative under Statement of Financial Accounting Standards Board (“SFAS”) No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (“Issue B36”). United Investors’ “Due from Affiliates” on the accompanying balance sheets includes funds withheld on reinsurance agreements. These amounts represent funds contractually withheld by a ceding Torchmark affiliated insurance carrier in accordance with an annuity reinsurance agreement. This agreement is written on a modified-coinsurance, funds-withheld basis, with assets equal to the net statutory reserves being withheld and legally owned by the ceding company. Income on the assets accrues to United Investors as defined by the treaty terms. United Investors, as the assuming company, assumes the credit and interest-rate risk for the changes in the fair value of these assets, even though they are owned by the ceding company. Therefore, in accordance with Issue B36, this exchange of risk is considered to be an embedded derivative. This derivative must be measured at fair value and is carried

9

as “other long-term investments” on the accompanying balance sheets. Changes in the value of this asset are reported in income (realized investment gains (losses)), although it is a noncash adjustment. The fair value of this instrument is affected by changes in the cash flows of the underlying annuity contracts, changes in interest rates, and changes in credit risks of the assets held by the ceding company.

Recognition of Premium Revenue and Related Expenses—Premiums for insurance contracts, which are not defined as universal life-type contracts according to the Financial Accounting Standards Board’s Statement of Financial Accounting Standards (“SFAS”) No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, are recognized as revenue over the premium-paying period of the policy. Premiums for limited-payment life insurance contracts as defined by SFAS No. 97 are recognized over the contract period. Premiums for universal life-type and annuity contracts are added to the policy account value, and revenues from such products are recognized as charges to the policy account value for mortality, administration, and surrenders (retrospective deposit method). Variable life and annuity products are also assessed an investment management fee and a sales charge. Life premium segment includes policy charges of $21,394, $22,071, and $22,094 for the years ended December 31, 2006, 2005, and 2004, respectively. The annuity segment includes annuity policy charges for the years ended December 31, 2006, 2005, and 2004, of $22,377, $24,510, and $27,482, respectively. Profits are also earned to the extent that investment income exceeds policy liability requirements. The related benefits and expenses are matched with revenues by means of the provision for future policy benefits and the amortization of deferred acquisition costs in a manner which recognizes profits as they are earned over the same period.

Future Policy Benefits—The liability for future policy benefits for universal life-type products and annuities according to SFAS No. 97 is represented by policy account value. The liability for future policy benefits for all other life products is provided on the net level premium method based on estimated investment yields, mortality, persistency, and other assumptions which were considered appropriate at the time the policies were issued. Assumptions used are based on United Investors’ experience with similar products. For the majority of United Investors’ insurance products, the assumptions used were those considered to be appropriate at the time the policies were issued. Once established, assumptions are generally not changed. An additional provision is made on most products to allow for possible adverse deviation from the assumptions assumed. These estimates are periodically reviewed and compared with actual experience. If it is determined that future experience will probably differ significantly from that previously assumed, the estimates are revised. Additionally, significantly different assumptions could result in materially different reported amounts.

Deferred Acquisition Costs and Value of Insurance Purchased—The costs of acquiring new insurance business are generally deferred and recorded as an asset. Deferred acquisition costs consist primarily of sales commissions and other underwriting costs of new insurance sales. Additionally, deferred acquisition costs include the value of insurance purchased, which are the costs of acquiring blocks of insurance from other companies or through the acquisition of other companies. Deferred acquisition costs and the value of insurance purchased are amortized in a systematic manner which matches these costs with the associated revenues. Policies other than universal life-type policies are amortized with interest over the estimated premium-paying period of the policies in a manner which charges each year’s operations in proportion to the receipt of premium income. Limited-payment contracts are amortized over the contract period. Universal life-type policies are amortized with interest in proportion to estimated gross profits. The assumptions used to amortize acquisition costs with regard to interest, mortality, and persistency are consistent with those used to estimate the liability for future policy benefits. For interest-sensitive and deposit-balance type products, these assumptions are reviewed on a regular basis and are revised if actual experience differs significantly from original expectations. Deferred acquisition costs are subject to periodic recoverability and loss recognition testing. These tests ensure that the present value of future contract-related cash flows will support the capitalized deferred

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acquisition cost asset. These cash flows consist primarily of premium income, less benefits and expenses taking inflation into account. The present value of these cash flows, less the benefit reserve, is then compared with the unamortized deferred acquisition cost balance. In the event the estimated present value of net cash flows is less, this deficiency would be charged to expense as a component of amortization and the asset balance is reduced by a like amount. Different assumptions with regard to deferred acquisition costs could produce materially different amounts of amortization.

Policy Claims and Other Benefits Payable—United Investors establishes a liability for known policy benefits payable and an estimate of claims that have been incurred but not yet reported to the Company. The estimate of unreported claims is based on prior experience. United Investors makes an estimate after careful evaluation of all information available to the Company. However, there is no certainty the stated liability for claims and other benefits, including the estimate of unreported claims, will be United Investors’ ultimate obligation.

Separate Accounts—Separate accounts have been established in connection with United Investors’ variable life and annuity businesses. The investments held for the benefit of contract holders (stated at fair value) are reported as “separate account assets” and the corresponding deposit balance liabilities are reported as “separate account liabilities” on the accompanying balance sheets. The separate account investment portfolios and liabilities are segregated from United Investors’ other assets and liabilities and these assets are invested in mutual funds of various unaffiliated mutual fund providers. Deposit collections, investment income, and realized and unrealized gains and losses on separate accounts accrue directly to the contract holders. Therefore, these items are added to the separate account balance and are not reflected in income. Fees are charged to the deposit balance for insurance risk, administration, and surrender. There is also a sales charge and an investment management fee. These fees and charges are included in “premium income” on the accompanying statements of operations.

Guaranteed Minimum Policy Benefits—United Investors’ variable annuity contracts generally provide contractual guarantees in the event of death of the contract holder to at least provide the return of the total deposits made to the contract, net of withdrawals. In some cases, they provide other additional minimum amounts.

In 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (“SOP 03-1”), which was adopted by United Investors on January 1, 2004. This Statement covers various aspects of accounting for nontraditional product features in order to increase uniformity in practice. The primary issue in the Statement affecting United Investors is the accounting for liabilities for certain guaranteed minimum policy benefits on United Investors’ variable annuities. Upon adoption, United Investors established a liability for these guaranteed minimum policy benefits in the amount of $8,244 and wrote down deferred acquisition costs in the amount of $2,776. As a result, United Investors recorded a charge in the amount of $11,020 before tax ($7,163 after tax) to reflect the guaranteed benefits. This charge was reported as a cumulative effect of a change in accounting principle in the 2004 statement of operations.

Subsequent to adoption, the liability for these minimum guarantees is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. United Investors regularly evaluates estimates used. If actual experience or other evidence suggests that earlier assumptions should be revised, United Investors adjusts the additional liability balance with a related charge or credit to benefit expense.

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The liability for United Investors’ guaranteed minimum death benefits on its variable products are determined using actuarial methods and assumptions including mortality, lapses, and interest. Periodically, these assumptions are “unlocked” or revised. During 2006, the assumptions to calculate these guaranteed minimum death benefits were unlocked. At September 30, 2006, United Investors determined these guaranteed minimum death benefits using 200 representative economic scenarios along with the following assumptions:

•	Mortality—80% of the 1994 Minimum Guaranteed Death Benefit mortality tables

•	Lapse rate—minimum of 5% per year

•	Discount rate—6%

All of United Investors guaranteed minimum death benefits provide contractual guarantees in the event of death of the contract holder (or in some cases the annuitant). These benefits provide at least a return of the total deposits made to the contract, adjusted for withdrawals. Under certain conditions, they also provide that the benefit will not be less than the highest contract value on certain specified anniversaries, adjusted for additional deposits and withdrawals after those anniversaries.

At December 31, 2006, the separate account liability balance subject to guaranteed minimum benefits was $1,308,477. The net amount at risk, which is defined as the current minimum guaranteed death benefit in excess of the current account balance, was $29,060. The weighted-average attained age of contract holders was 66 years. The assets supporting the separate accounts with the additional guaranteed benefit liabilities were invested solely in mutual funds of unaffiliated mutual fund providers.

The amount of liabilities and the incurred and paid amounts for 2006, 2005, and 2004 were:

	2006	2005	2004
Beginning balance	$3,522	$3,781	$8,244
Incurred guaranteed benefits	937	1,526	2,461
Paid guaranteed benefits	(695)	(2,298)	(2,794)

Ending balance—before unlocking	3,764	3,009	7,911
Adjustments due to unlocking	(1,123)	513	(4,130)

Ending balance—after unlocking	$2,641	$3,522	$3,781

The unlocking of assumptions also resulted in a (decrease) increase in the associated deferred acquisition cost assets of approximately ($886), $860, and ($3,744) for 2006, 2005, and 2004 respectively. The net effect of the unlocking was an increase in reported income of $237, $347, and $386 for 2006, 2005, and 2004 respectively.

Income Taxes—Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement book values and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

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Interest Expense—Interest expense includes interest on borrowed funds not used in the production of investment income. Interest expense relating to the production of investment income is deducted from investment income.

Property and Equipment—Property and equipment is reported at cost less allowances for depreciation. Depreciation is recorded primarily on the straight-line method over the estimated useful lives of these assets which range from two to ten years. Ordinary maintenance and repairs are charged to income as incurred. Impairments, if any, are accounted for in accordance with SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets.

Goodwill—The excess cost of businesses acquired over the fair value of their net assets is reported as goodwill. In accordance with SFAS No. 142, Goodwill and Other Intangible Assets, goodwill is subject to annual impairment testing based on the procedures outlined in the Statement. Amortization of goodwill is not permitted. United Investors tested its goodwill annually in each of the years 2004 through 2006. The tests involve breaking down the carrying value of each of the components of United Investors’ segments, including the portion of goodwill assigned to each component. The fair value of each component is measured against that component’s corresponding carrying value. Because the fair value exceeded the carrying value, including goodwill, of each component in each period, United Investors’ goodwill was not impaired in any of the periods. Therefore, United Investors continues to carry its goodwill at the January 1, 2002 balance of $26,628.

Stock Options— Torchmark, the indirect parent company of United Investors, grants stock options in Torchmark stock to employees of its subsidiary companies. While Torchmark and United Investors consider option expense as an expense of the parent company, option expense is presented as if it were an expense of United Investors. As of January 1, 2006, Torchmark adopted revised SFAS No. 123, Share-Based Payment, (“SFAS 123R”) to account for its stock options. SFAS 123R requires recognition of an expense for stock options based on the “fair value method.” The fair value method requires that a fair value be assigned to a stock option on its grant date and that this value will be amortized over the grantees’ service period. Prior to January 1, 2006, Torchmark accounted for stock options in accordance with SFAS No. 123, Accounting for Stock-Based Compensation, (“SFAS 123”) as amended by SFAS No. 148, Accounting for Stock-Based Compensation – Transition, (“SFAS 148”). SFAS 123 and SFAS 148 permitted companies to choose between two methods of recording the expense for stock options in their financial statements; either the fair value method, or the “intrinsic value method,” in accordance with Accounting Principles Board Option No. 25, Accounting for Stock Issued to Employees, (“APB 25”) and related interpretations. Under the intrinsic value method, compensation expense for Torchmark’s option grants was only recognized if the exercise price of the employee stock option was less than the market price of the underlying stock on the date of grant. If a company elected to use the intrinsic value method, pro forma disclosures of earnings and earnings per share were required as if the fair value method of accounting had been applied. Torchmark previously elected to account for its stock options under the intrinsic value method and therefore computed and disclosed the required pro forma disclosures.

SFAS 123R provides for two alternative methods of adoption: the “modified retrospective” method and the “modified prospective” method. While the modified retrospective method permits restatement of prior periods for comparability, Torchmark elected to apply the modified prospective method. The modified prospective method calls for unvested options as of January 1, 2006 and options granted after January 1, 2006 to be expensed in accordance with SFAS 123R after that date. Compensation expense under the fair value method for prior periods is not reflected in the financial statements of those periods but is disclosed on a pro forma basis in the Notes to Financial Statements as previously reported. The table below presents pro forma earnings information for options granted to United Investors’ employees as if the stock options issued prior to January 1, 2006 were expensed in prior periods.

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	Year Ended December 31
	2005	2004
Net income as reported	$73,665	$64,350
After tax effect of stock-based compensation—fair value method	(308)	(88)

Pro forma net income	$73,357	$64,262

The fair value method as outlined by SFAS 123R requires the use of an option valuation model to value employee stock options. Torchmark has elected to use the Black-Scholes valuation model for option expensing as it had done for the pro forma expense disclosures for periods prior to adoption of SFAS 123R. A summary of assumptions for options granted in each of the three years 2004 through 2006 is as follows:

	2006	2005	2004
Volatility factor	12.3%	14.8%	20.3%
Dividend yield	0.8%	0.8%	0.8%
Expected term (in years)	4.75	3.95	4.50
Risk-free interest rate	4.50%	3.90%	3.40%

All of the above assumptions, with the exception of the expected term, are obtained from independent data services. The expected term is generally derived from Torchmark’s experience. However, expected terms of grants made under the Torchmark Corporation 2005 Incentive Plan (2005 Plan), involving grants made in 2005 and 2006, were determined based on the simplified method as permitted by Staff Accounting Bulletin 107. This method was used because the 2005 Plan limited grants to a maximum contract term of seven years, and Torchmark had no previous experience with seven-year contract terms. Prior to 2005, substantially all grants contained ten-year terms. Volatility and risk-free interest rates are assumed over a period of time consistent with the expected term of the option. Volatility is measured on a historical basis, because the Company has no basis at the present time to believe that future trends will differ from historical patterns. Monthly data points are utilized by the independent quote service to derive volatility for periods greater than three years. Expected dividend yield is based on current dividend yield held constant over the expected term.

Once the fair value of an option has been determined, it is amortized on a straight-line basis over the employee’s service period for that grant (from the grant date to the date the grant is fully vested). It is included in “other operating expense” in the accompanying 2006 statement of operations. The effect of the adoption of SFAS 123R on selected line items is as follows for the year ended December 31, 2006:

Increase (Decrease)
Stock-based compensation expense*	$53
Income before income taxes	(53)
Income tax (benefit)	(18)
Net income	(35)

*	No stock option expense was capitalized.

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The adoption of SFAS 123R has not materially altered Torchmark’s methodology of computing option expense from that used to prepare the pro forma disclosures in previous years. Furthermore, at the present time, Torchmark does not plan to change its policies of stock option compensation with respect to the number of grants, terms, or alternative instruments as a result of the adoption of SFAS 123R.

In the fourth quarter of 2005, the FASB issued FASB Staff Position No. 123R-3 (“FSP123R-3”), providing an alternative method for accounting for income taxes related to stock option expensing. SFAS 123R requires that tax benefits for book purposes previously recorded in excess of actual tax benefits realized at the time of exercise, in addition to a cumulative pool of previously-realized actual tax benefits allowed by SFAS 123R, must be charged to income. The alternative described in FSP123R-3 is a simplified method of computing this cumulative pool of actual tax benefits. Torchmark has elected the simplified alternative method. This election had no impact on 2006 net income.

Postretirement Benefits—During 2006, United Investors adopted SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans, (“SFAS 158”). SFAS 158 requires United Investors to recognize the funded status of its postretirement benefit plans on its balance sheets. Periodic gains and losses attributable to changes in plan assets and liabilities that are not recognized as components of net period benefit costs are to be recognized as components of other comprehensive income, net of tax. This Statement does not modify the procedures for measuring plan assets, liabilities, or net period benefit cost. The information required by SFAS 158 pertaining to United Investors is found in Note 8 — Postretirement Benefits and Stock Option Plans.

New Unadopted Accounting Rules – The FASB has issued several new standards applicable to United Investors effective in future periods:

Tax Uncertainties: FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109, (“FIN 48”) was issued to clarify the accounting for income taxes by providing methodology for the financial statement recognition and measurement of uncertain income tax positions taken or expected to be taken in a tax return. This interpretation also requires additional disclosures and provides additional guidance on related topics. It is effective for United Investors beginning January 1, 2007. United Investors has substantially completed its assessment of the impact of the adoption of FIN 48 and expects that the financial impact of the initial adoption, if any, will not be material.

Hybrid Financial Instruments: SFAS No. 155, Accounting for Certain Hybrid Financial Instruments, (“SFAS 155”), extends the scope of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, to include certain securitized financial assets. These assets include primarily mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities that contain an embedded derivative. United Investors would have a one-time election to value the entire amount of any affected hybrid security at fair value, with fluctuations in value included in earnings. SFAS 155 is effective for United Investors as of January 1, 2007. The effect of adoption of SFAS 155 will be immaterial for United Investors.

Fair Value Measurements: SFAS No. 157, Fair Value Measurements, clarifies the definition of fair value, establishes a framework or a hierarchy for measuring fair value, and expands disclosures about fair value measurements. It does not require any new fair value measurements. Accordingly, it is not expected to have a significant impact on United Investors financial position. However, new disclosures of fair value measurement methodology and effects will be required. The Statement is effective for United Investors in calendar year 2008, with its provisions applied prospectively.

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Fair Value Option: SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, (“SFAS 159”) was issued in February 2007. SFAS 159 permits entities to choose to measure certain financial assets and liabilities at fair value which are otherwise measured on a different basis in existing literature. Additional disclosures are required. SFAS 159 is effective for United Investors, if elected, as of January 1, 2008. Early adoption is permitted with several constraints. United Investors is currently evaluating the impact of SFAS 159.

Internal Replacements: In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, (“SOP 05-1”). SOP 05-1 provides accounting guidance for deferred policy acquisition costs associated with internal replacements of insurance and investment contracts other than those already described in SFAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments”. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. Modifications to a replacement contract that substantially change the contract will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition cost, unearned revenue, and deferred sales inducements associated with the replaced contract. The provisions of SOP 05-1 are effective for United Investors for internal replacements occurring after December 31, 2006. United Investors is currently in the process of evaluating the impact of adoption. At this time, SOP 05-1 is not expected to have a material impact on United Investors’ financial position or results of operations.

2.	STATUTORY ACCOUNTING

United Investors is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from GAAP. Net income and capital and surplus on a statutory basis for United Investors were as follows:

Net Income Year Ended December 31,			Capital and Surplus at December 31
2006	2005	2004	2006	2005
$65,831	$72,653	$54,362	$386,734	$298,649

Regulatory restrictions exist on the transfer of funds from insurance companies. In the absence of special approval, these restrictions generally limit the payment of dividends by stock life insurance companies in any one year to an amount equal to the greater of statutory net gain from operations from the previous year or 10% of surplus as regards to policy holders reported for the previous year. Additionally, insurance companies are not permitted to distribute the excess of shareholders’ equity as determined on a GAAP basis over that determined on a statutory basis. Restricted net assets at December 31, 2006, in compliance with all regulations, were $299,557. Without formal regulatory approval, United Investors can pay its stockholders dividends of approximately $66,941 in 2007, which represents net gain on a statutory basis before realized gains and losses.

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The State of Missouri requires that a risk based capital formula be applied to all life and health insurers. The risk-based capital (“RBC”) formula is a threshold formula rather than a target capital formula. It is designed only to identify companies that require regulatory attention and is not to be used to rate or rank companies that are adequately capitalized. United Investors exceeded the minimum RBC requirements as of December 31, 2006 and 2005.

3.	INVESTMENTS

Investment income is summarized as follows:

	2006	2005	2004
Fixed maturities	$57,211	$56,518	$55,195
Policy loans	1,699	1,819	1,717
Other long-term investments	103	62	74
Short-term investments	664	252	121
Interest and dividends from affiliates	16,522	16,249	16,246

	76,199	74,900	73,353
Less investment expense	(2,210)	(2,053)	(1,660)

Net investment income	$73,989	$72,847	$71,693

Analysis of gains (losses) from investments—Realized investment gains (losses):
Fixed maturities	$1,729	$(1,629)	$(3)
Increase (decrease) in derivative value	(10,049)	(4,808)	7,932

	$(8,320)	$(6,437)	$7,929

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A summary of fixed maturities available for sale by amortized cost, gross unrealized gains and losses, fair value and carrying value at December 31, 2006 and 2005 is as follows:

2006	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities available for sale:
Bonds:
U.S. government direct obligations and agencies	$3,644	$50	$(13)	$3,681
Government-sponsored enterprises	22,648	—	(281)	22,367
GNMA’s	3,410	218	—	3,628
Other mortgage-backed securities	4,726	126	—	4,852
Foreign governments	1,174	363	—	1,537
Public utilities	75,930	3,778	(37)	79,671
Industrial and miscellaneous	574,115	15,993	(5,809)	584,299
Redeemable preferred stocks	142,486	5,608	(2,712)	145,382

Total fixed maturities	$828,133	$26,136	$(8,852)	$845,417

2005	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturities available for sale:
Bonds:
U.S. government direct obligations and agencies	$5,763	$83	$(11)	$5,835
Government-sponsored enterprises	17,438		(190)	17,248
GNMA’s	4,863	334		5,197
Other mortgage-backed securities	4,817	273		5,090
Foreign governments	1,210	422		1,632
Public utilities	86,097	5,723		91,820
Industrial and miscellaneous	561,887	28,786	(2,829)	587,844
Asset-backed securities	4,851	48	(10)	4,889
Redeemable preferred stocks	146,293	7,431	(1,498)	152,226

Total fixed maturities	$833,219	$43,100	$(4,538)	$871,781

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A schedule of fixed maturities by contractual maturity at December 31, 2006 is shown below on an amortized cost basis and on a fair value basis. Actual maturities could differ from contractual maturities due to call or prepayment provisions.

	Amortized Cost	Fair Value
Fixed maturities available for sale:
Due in one year or less	$43,736	$43,910
Due after one year through five years	209,917	216,215
Due after five years through ten years	39,739	40,849
Due after ten years	526,605	535,963

	819,997	836,937
Mortgage-backed securities	8,136	8,480

	$828,133	$845,417

Proceeds from sales of fixed maturities available for sale were $20,710 in 2006, $5,915 in 2005, and $5,404 in 2004. Gross gains realized on these sales were $420 in 2006, $3 in 2005, and $264 in 2004. Gross losses realized on these sales were $836 in 2006, $2,987 in 2005, and $49 in 2004.

No sales of equity securities occurred in 2006, 2005, and 2004.

United Investors uses the specific identification method on securities sold to determine the basis upon which to reclassify amounts out of accumulated other comprehensive income into earnings.

United Investors’ portfolio of fixed maturities fluctuates in value based on interest rates in financial markets and other economic factors. These fluctuations caused by market rate changes have little bearing on whether or not the investment will be ultimately recoverable. Therefore, United Investors considers these declines in value as temporary even in periods exceeding one year. In certain circumstances, however, it may become apparent that the principal of an investment may not be recoverable, generally due to factors specific to an individual issuer and not market interest rates. In this event, United Investors classifies such investments as other-than-temporarily impaired and writes the investment down to fair value, realizing an investment loss. The determination that a security is other-than-temporarily impaired is highly subjective and involves the careful consideration of many factors. These factors include:

•	Default on a payment

•	Issuer has declared bankruptcy

•	Severe deterioration in market value

•	Deterioration in credit quality as indicated by credit ratings

•	Issuer having serious financial difficulties as reported in the media

•	News releases by issuer

•	Information disseminated through the investment community

•	Length of time (duration) security has been impaired

While all available information is taken into account, it is difficult to predict the ultimately recoverable amount of a distressed or impaired security. As of December 31, 2006 United Investors has no information available to cause it to believe that any of its investments are other-than-temporarily impaired.

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During the years ended December 31, 2006, 2005, and 2004, United Investors realized no losses related to declines in fair value of certain available for sale investments that management deemed to be other than temporary.

The following table discloses unrealized investment losses by class of investment at December 31, 2006 and 2005. United Investors considers these investments to be only temporarily impaired.

	Analysis of Gross Unrealized Investment Losses
	At December 31, 2006
	Less than Twelve Months		Twelve Months or Longer		Total
Description of Securities	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
U.S. government and agency	$—	$—	$1,840	$(13)	$1,840	$(13)
Government-Sponsored Enterprises	5,191	(13)	17,176	(268)	22,367	(281)
Corporates	132,281	(2,791)	94,583	(5,767)	226,864	(8,558)

Total fixed maturities	$137,472	$(2,804)	$113,599	$(6,048)	$251,071	$(8,852)

	Analysis of Gross Unrealized Investment Losses
	At December 31, 2005
	Less than Twelve Months		Twelve Months or Longer		Total
Description of Securities	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
U.S. government and agency	$—	$—	$2,258	$(11)	$2,258	$(11)
Government-Sponsored Enterprises	17,248	(190)	—	—	17,248	(190)
Corporates	108,713	(3,437)	17,205	(900)	125,918	(4,337)

Total fixed maturities	$125,961	$(3,627)	$19,463	$(911)	$145,424	$(4,538)

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4.	DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE PURCHASED

An analysis of deferred acquisition costs (“DAC”) and value of insurance purchased (“VOBA”) is as follows:

	DAC and VOBA
	2006	2005	2004
Balance—beginning of year	$219,717	$229,307	$245,485

Additions—
Deferred during period:
Commissions	11,061	9,520	13,468
Adjustment attributable to unrealized investment gains (2)	2,748	3,104	—
Other expenses	2,948	3,329	5,105

Total deferred	16,757	15,953	18,573
Deductions:
Amortized during period	(23,841)	(26,403)	(28,207)
Unlocking adjustment (1)	(886)	860	(3,744)
Adoption of SOP 03-01	—	—	(2,776)
Adjustment attributable to unrealized investment losses (2)	—	—	(24)

Total deductions	(24,727)	(25,543)	(34,751)

Balance—end of year	$211,747	$219,717	$229,307

(1)	The unlocking adjustment resulted from revisions to actuarial assumptions related to guaranteed minimum policy benefits in United Investors’ variable annuity business.
(2)	Represents amounts pertaining to investments relating to universal life-type products.

The balance at end of year in the table above includes unamortized VOBA of $1,343, $1,395, and $1,446, at December 31, 2006, 2005, and 2004, respectively. The amount of interest accrued on the unamortized balance of VOBA was approximately $82, $85, and $89 for the years ended December 31, 2006, 2005, and 2004, respectively. The average interest accrual rate used was 6.00% for the three-year period 2004 to 2006. The estimated amount of the unamortized VOBA at December 31, 2006 to be amortized during each of the next five years is 2007—$54; 2008—$51; 2009—$49; 2010—$47; and 2011—$46.

In the event of lapses or early withdrawals in excess of those assumed, DAC may not be recoverable.

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5.	PROPERTY AND EQUIPMENT

A summary of property and equipment used in the business is as follows:

	2006		2005
	Cost	Accumulated Depreciation	Cost	Accumulated Depreciation
Data processing equipment	$43	$38	$595	$583
Furniture and office equipment	156	97	1,075	1,000

Total	$199	$135	$1,670	$1,583

Depreciation expense on property and equipment was $22, $42, and $72 for each of the years 2006, 2005, and 2004, respectively. In 2006 United Investors wrote off $1,471 of fully depreciated furniture and computer equipment.

6.	FUTURE POLICY BENEFIT RESERVES

A summary of the assumptions used in determining the liability for future policy benefits at December 31, 2006 is as follows:

Interest assumptions:

	Individual Life Insurance
Years of Issue	Interest Rates	Percent of Liability
1962–2006	3.00% to 6.00%	37.3%
1986–1992	7.00% graded to 6.00%	20.4
1962–1985	8.50% graded to 6.00%	1.0
1984–2006	Interest sensitive	41.3

		100.0%

Mortality assumptions:

The mortality tables used are various statutory mortality tables and modifications of:

1965–70 Select and ultimate table
1975–80 Select and ultimate table

Withdrawal assumptions:

Withdrawal assumptions are based on United Investors’ experience.

7.	INCOME TAXES

United Investors is included in the life-nonlife consolidated federal income tax return filed by TMK. Under the tax allocation agreement with TMK, a company with taxable income pays tax equal to the amount it would pay if it filed a separate tax return. A company with a loss is paid a tax benefit currently to the extent that affiliated companies with taxable income utilize that loss.

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The components of income taxes were as follows:

	Year Ended December 31
	2006	2005	2004
Income tax expense	$20,576	$15,502	$22,832
Shareholders’ equity:
Unrealized investment losses	(6,486)	(7,051)	(131)
Tax basis compensation expense (from the exercise of stock options) recognized for financial reporting purposes	(12)	(304)	(80)
Change in accounting principles	—	—	(3,857)

	$14,078	$8,147	$18,764

Income tax expense consists of:

	Year Ended December 31
	2006	2005	2004
Current income tax expense	$17,042	$7,906	$13,503
Deferred income tax expense	3,534	7,596	9,329

	$20,576	$15,502	$22,832

The effective income tax rate differed from the expected statutory rate of 35% in 2006, 2005, and 2004, as shown below:

	Year Ended December 31
	2006	%	2005	%	2004	%
Expected income taxes	$29,295	35%	$31,208	35%	$33,021	35%
Increase (reduction) in income taxes resulting from:
Tax-exempt investment income	(6,108)	(7)	(7,008)	(8)	(6,596)	(7)
Tax settlements	(2,398)	(3)	(12,327)	(14)	—	—
Other	(213)	—	3,629	4	(3,593)	(4)

Income tax expense	$20,576	25%	$15,502	17%	$22,832	24%

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The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

	Year Ended December 31
	2006	2005	2004
Gross deferred tax assets—present value of future policy surrender charges	$7,701	$12,586	$16,159

Deferred tax liabilities:
Unrealized investment gains	5,168	11,654	18,705
Future policy benefits and unearned and advance premiums	60,251	54,595	46,424
Deferred acquisition costs	57,159	59,844	63,090
Other	2,842	7,164	8,066

Total gross deferred tax liabilities	125,420	133,257	136,285
Net deferred tax liability	$117,719	$120,671	$120,126

United Investor’s Federal income tax returns are routinely audited by the Internal Revenue Service (IRS). In the fourth quarter of 2005, the Appeals division of the IRS and Torchmark agreed to settle all issues with respect to United Investors’ 1996 and 1997 tax years. In the fourth quarter of 2006, the Appeals division of the IRS and Torchmark agreed to settle all issues with respect to United Investors’ 1998, 2001, and 2002 tax years. As a result, United Investors recorded a $12,327 tax benefit in 2005 and a $2,398 tax benefit in 2006 to reflect the impact of these settlements on the tax years covered by the examinations as well as all other tax years prior to 2006 to which the settled issues apply. The benefits relate primarily to United Investor’s computation of the dividends received deduction on its separate account assets and the amount of life insurance reserves for income tax purposes. The statutes of limitation for the assessment of additional tax are closed for the 1999 and 2000 tax years. The IRS has substantially completed its examination of United Investor’s 2003 and 2004 tax years. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from the completed examinations, future tax examinations, and other tax-related matters for all open tax years.

A tax deferred component of statutory income accumulated prior to 1984 in a “policyholders’ surplus account” is not taxable unless it exceeds certain statutory limitations or is distributed to shareholders. As of December 31, 2004, United Investors had not recognized a deferred tax liability of approximately $2.2 million that related to this accumulated income as management considered the situations causing taxation of the account to be remote. During 2004, the American Jobs Creation Act of 2004 amended Federal income tax law to permit life insurance companies to distribute amounts from policyholders’ surplus accounts in 2005 and 2006 without incurring Federal income tax on the distributions. United Investors distributed to Liberty National Life, its parent company, all the amounts held in its policyholders’ surplus account in 2005, thereby permanently eliminating this potential tax liability for tax years after 2004.

The net deferred tax liability is included as a component of deferred and accrued income taxes on the balance sheet. A valuation allowance is to be provided when it is more likely than not that deferred tax assets will not be realized by United Investors. No valuation allowance has been recorded since, in management’s judgment, United Investors will more likely than not have sufficient taxable income in future periods to fully realize its existing deferred tax assets.

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8.	POSTRETIREMENT BENEFITS AND STOCK OPTION PLANS

Pension Plans—United Investors participates in retirement benefit plans and savings plans sponsored by TMK, which cover substantially all employees. There is also a nonqualified, noncontributory excess benefit pension plan which covers certain employees. The total cost of these retirement plans charged to United Investors’ operations was as follows:

Years Ended December 31	Defined Contribution Plans	Defined Benefit Pension Plans
2006	$41	$50
2005	40	33
2004	23	130

United Investors accrues expense for the defined contribution plans based on a percentage of the employees’ contributions. The plans are funded by the employee contributions and a United Investors contribution equal to the amount of accrued expense. Plan contributions are both mandatory and discretionary, depending on the terms of the plan.

Cost for the defined benefit pension plans has been calculated on the projected unit credit actuarial cost method. All plan measurements for the defined benefit plans are as of December 31 of the respective year. The defined benefit pension plans covering the majority of employees are funded. Contributions are made to the pension plans subject to minimums required by regulation and maximums allowed for tax purposes. As of December 31, 2006, United Investors estimates that a contribution amount not to exceed $20,000 will be made by TMK to the defined benefit pension plan during 2007.

Plan assets in the funded plans consist primarily of investments in marketable fixed maturities and equity securities and are valued at fair market value. The following table presents the assets of TMK’s defined benefit pension plans by component for the years ended December 31, 2006 and 2005.

	December 31
	2006		2005
	Amount	%	Amount	%
Corporate debt	$48,720	25	$46,030	25
Other fixed maturities	962	1	1,122	1
Equity securities	143,233	72	131,846	71
Short-term investments	2,565	1	5,492	3
Other	2,314	1	279

Total assets	$197,794	100	$184,769	100

Plan assets are managed by TMK. Investment objectives for plan assets include preservation of capital, preservation of purchasing power, and long-term growth. Preservation of capital is sought through investments made in high-quality securities with adequate diversification to minimize risk. The portfolio is monitored continuously for changes in quality and diversification mix. The preservation of purchasing power is intended to be accomplished through asset growth, exclusive of contributions and withdrawals, in excess of the rate of inflation. The intention is to maintain investments, that when combined with future plan contributions, will produce adequate long-term growth to provide for all plan obligations. It is also an objective that the portfolio’s investment return will meet or exceed the return of a balanced market index.

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All of the securities in the portfolio are highly marketable so that there will be adequate liquidity to meet projected payments. There are no specific policies calling for asset durations to match those of benefit obligations.

Allowed investments are limited to equities, fixed maturities, and short-term investments (invested cash). Equities include common and preferred stocks, securities convertible into equities, and mutual funds that invest in equities. Fixed maturities consist of marketable debt securities rated invested grade at purchase by a major rating agency. Short-term investments include fixed maturities with maturities less than one year and invested cash. Target asset allocations are as follows with a twenty percent allowable variance as noted.

Asset Type	Target	Minimum	Maximum
Equities	65%	45%	85%
Fixed maturities	35	15	55
Short-terms	0	0	20

Short-term divergences due to rapid market movements are allowed.

Portfolio risk is managed through quality standards, diversification, and continuous monitoring. Equities must be listed on major exchanges and adequate market liquidity is required. Fixed maturities must be rated investment grade at purchase by a major rating agency. Short-term investments in commercial paper must be rated at least A-2 by Standard and Poor’s with the issuer rated investment grade. Invested cash is limited to banks rated A or higher. Investments outside of the aforementioned list are not permitted, except by prior approval of the Plan’s Trustees. At December 31, 2006, there were no restricted investments contained in the portfolio.

The investment portfolio is to be well diversified to avoid undue exposure to a single sector, industry, business, or security. The equity and fixed-maturity portfolios are not permitted to invest in any single issuer that would exceed 10% of total plan assets at the time of purchase. TMK does not employ any other special risk management techniques, such as derivatives, in managing the pension investment portfolio.

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The following table discloses the assumptions used to determine the pension liabilities and costs for the appropriate periods. The discount and compensation increase rates are used to determine current year projected benefit obligations and subsequent year pension expense. The long-term rate of return is used to determine current year expense. Differences between assumptions and actual experience are included in actuarial gain or loss.

Weighted Average Pension Plan Assumptions:

	2006	2005
Benefit obligations—December 31:
Discount rate	6.15%	5.50%
Rate of compensation increase	3.85	3.85

	2006	2005	2004
Periodic benefit cost for the year:
Discount rate	5.50%	6.00%	6.25%
Expected long-term returns	9.00	9.00	8.75
Rate of compensation increase	3.85	3.85	3.84

The discount rate is determined based on the expected duration of plan liabilities. A yield is then derived based on the current market yield of a hypothetical portfolio of high-quality corporate bonds which match the liability duration. The rate of compensation increase is projected based on Torchmark’s experience, modified as appropriate for future expectations. The expected long-term rate of return on plan assets is TMK management’s best estimate of the average rate of earnings expected to be received on the assets invested in the plan over the benefit period. In determining this assumption, consideration is given to the historical rate of return earned on the assets, the projected returns over future periods, and the spread between the long-term rate of return on plan assets and the discount rate used to compute benefit obligations.

Net periodic pension cost for the defined benefit plans by expense component was as follows:

	Year Ended December 31
	2006	2005	2004
Service cost—benefits earned during period	$8,043	$7,241	$6,619
Interest cost on projected benefit obligation	11,504	10,737	10,027
Expected return on assets	(16,054)	(14,368)	(12,868)
Net amortization and deferral	3,788	1,347	104

Total net periodic cost	7,281	4,957	3,882
Periodic cost allocated to other participating employers	(7,231)	(4,924)	(3,752)

United Investors’ net periodic cost	$50	$33	$130

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TMK has estimated its expected pension benefits to be paid over the next ten years as of December 31, 2006. These amounts will be substantially funded by plan assets and not corporate assets. These estimates use the same assumptions that measure the benefit obligation at December 31, 2006, taking estimated future employee service into account. Those estimated benefits are as follows:

For the year(s)
2007	$9,253
2008	12,523
2009	11,372
2010	11,078
2011	12,473
2012–2016	69,432

The following table presents a reconciliation from the beginning to the end of the year of the benefit obligation and plan assets. This table also presents a reconciliation of the plans funded status with the amounts recognized on United Investors’ financial statements.

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	Year Ended December 31
Pension Benefits	2006	2005
Changes in benefit obligation:
Obligation at the beginning of year	$208,774	$176,278
Service cost	8,043	7,241
Interest cost	11,504	10,737
Actuarial (gain) loss	(14,719)	25,809
Benefits paid	(20,609)	(11,291)

Obligation at the end of year	192,993	208,774
Changes in plan assets:
Fair value at the beginning of year	184,769	180,337
Return on assets	21,634	3,723
Contributions	12,000	12,000
Benefits paid	(20,609)	(11,291)

Fair value at the end of year	197,794	184,769

Funded status at year-end	4,801	(24,005)
Unrecognized amounts at year-end:
Unrecognized actuarial loss		35,700
Unrecognized prior service cost		469

Net amount recognized at year-end	N/A	$12,164

Amounts recognized consist of:
Prepaid benefit cost		$12,164
Accrued benefit liability		—

Net amount recognized at year-end		12,164

Net amount recognized allocated to other TMK participating employers		(11,670)

United Investors’ net amount recognized at year-end	N/A	$494

Amounts recognized in accumulated other comprehensive income consist of:
Net loss	$11,691
Prior service cost	392

Net amounts recognized at year end	12,083

Net amount recognized allocated to other TMK participating employers	(12,083)

United Investors’ net amount recognized at year-end	—

The portion of other comprehensive income that is expected to be reflected in Torchmark’s pension expense in 2007 is as follows:
	$78
Amortization of prior year service cost	316

Amortization of net loss

Total	394

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The accumulated benefit obligation (ABO) for TMK’s defined benefit pension plan was $168,383 and $183,050 at December 31, 2006 and 2005, respectively. Plan assets exceeded the ABO at both December 31, 2006 and 2005.

Postretirement Benefit Plans Other Than Pensions—United Investors provides postretirement life insurance benefits for most retired employees, and also provides additional postretirement life insurance benefits for certain key employees. The majority of the life insurance benefits are accrued over the working lives of active employees. Since the plan is closed to new participants, the annual expense is not considered significant for disclosure.

United Investors’ employees are not eligible for postretirement benefits other than pension or life insurance. However, Liberty National, the majority stockholder of United Investors, does subsidize a portion of the cost for health insurance benefits for employees of United Investors who retired before February 1, 1993, and before age sixty-five, covering them until they attain the age of sixty-five. Eligibility for this benefit was generally achieved at age fifty-five with at least 15 years of service. This subsidy is minimal to retired employees who did not retire before February 1, 1993. This plan is unfunded and the liability and expense related to United Investors’ employees is not material.

Stock Option Plans—Certain employees of United Investors have been granted fixed equity options to buy shares of Torchmark stock at the market value of the stock on the date of grant, under the provisions of the Torchmark stock option plans. The options are exercisable during the period commencing from the date they vest until expiring according to the terms of the grant. Options generally expire the earlier of employee termination or option contract term, which ranges from seven to eleven years. Employee and consultant stock options generally vest one-half in two years and one-half in three years. Stock options awarded in connection with compensation deferrals by certain executives generally vest over a range of six to ten years. All options vest immediately upon the attainment of age 65, subject to a minimum vesting period of one year for employees or six months for directors.

An analysis of Torchmark shares available for grant is as follows:

	Available for Grant
	2006	2005	2004
Balance at January 1	916,483	1,716,920	2,785,705
Adoption of new plans	—	6,000,000	—
Cancelled on termination of prior plans	—	(1,641,145)	—
Expired and forfeited during year	34,749	3,828	15,310
Options granted during year	(458,008)	(5,163,120)	(1,039,095)
Restricted stock granted during year	(28,000)	—	—

Balance at December 31	465,224	916,483	1,761,920

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A summary of option activity for the years ended December 31, 2006 and 2005 is presented below:

	2006	2005	2004
Stock-based compensation expense recognized*	$53	$—	$—
Tax benefit recognized	18	—	—
Weighted-average grant-date fair value of options granted	12.22	9.41	12.11
Intrinsic value of options exercised	34	868	228
Cash received from options exercised	148	1,568	1,038
Actual tax benefit received from exercises	12	304	80

*	No stock-based compensation expense was capitalized in any period.

	2006		2005		2004
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding-beginning of year	70,372	$51.50	74,135	$39.87	88,283	$37.69
Granted	5,000	63.70	40,704	54.94	10,000	56.24
Transferred	—	—	—	—	(2,500)	40.57
Exercised	(3,098)	47.75	(44,467)	35.26	(21,148)	38.30
Expired and forfeited	(1,000)	50.57	—	—	(500)	44.89
Outstanding-end of year	71,274	$52.53	70,372	$51.50	74,135	$39.87

Exercisable at end of year	56,774	$51.05	55,872	$51.41	48,760	$35.75

Additional information about United Investors applicable stock-based compensation as of December 31, 2006 is as follows:

Outstanding options:
Weighted-average remaining contractual term (in years)	6.04
Aggregate intrinsic value	$800

Exercisable options:
Weighted-average remaining contractual term (in years)	5.97
Aggregate intrinsic value	$721

Unrecognized compensation*	$129
Weighted average period of expected recognition (in years)*	2.30

*	Includes restricted stock.

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Additional information concerning unvested options is as follows:

Number of shares outstanding	14,500
Weighted-average exercise price (per share)	$58.31
Weighted-average remaining contractual term (in years)	6.3
Aggregate intrinsic value	$79

Torchmark expects that substantially all unvested options will vest.

The following table summarizes information about stock options outstanding at December 31, 2006.

		Options Outstanding		Options Exercisable
Exercise Price	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$37.44	4,745	5.97	$37.44	4,745	$37.44
41.26	3,825	4.61	41.26	3,825	41.26
44.89	9,000	6.96	44.89	9,000	44.89
54.77	31,204	5.35	54.77	31,204	54.77
55.48	9,500	5.96	55.48	—	—
56.24	8,000	7.96	56.24	8,000	56.24
63.70	5,000	6.95	63.70	—	—
	71,274	6.04	52.53	56,774	51.05

9.	RELATED-PARTY TRANSACTIONS

United Investors paid commissions to Liberty National for certain United Investors policies sold by Liberty National agents. The amounts of commissions were $1,183, $2,111, and $4,391, in 2006, 2005, and 2004, respectively.

United Investors was charged for space, equipment, and services provided by an affiliate amounting to $1,610 in 2006, $1,630 in 2005, and $1,683 in 2004.

TMK performed certain administrative services for United Investors for which it was charged $252 in 2006, $396 in 2005, and $504 in 2004.

TMK performs investment management services for United Investors for which it was charged $2,028, $1,716, and $1,704 in 2006, 2005, and 2004 respectively.

During 2006, United Investors loaned, in a series of notes, $51,000 to TMK. These notes had interest rates ranging from 7.5% to 8.25% and were repaid in 2006. The interest income related to these notes of $556 is included in the accompanying financial statements.

During 2005, United Investors loaned, in a series of notes, $110,800 to Liberty National, and United American Life Insurance Company (“United American”), an affiliated company. These notes had interest rates ranging from 4.0% to 4.5% and were repaid in 2005. The interest income related to these notes of $283 is included in the accompanying financial statements.

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During 2004, United Investors loaned, in a series of notes, $85,000 to TMK and United American. These notes had interest rates ranging from 2.75% to 4.00% and were repaid in 2004. The interest income related to these notes of $280 is included in the accompanying financial statements.

During 2006, United Investors borrowed, in a series of notes, $92,000 from Globe Life Insurance Company (“Globe”), an affiliated company, Liberty National, TMK, and United American. These notes were repaid in 2006 and had interest rates ranging from 7.5% to 8.25%. The interest expense related to these notes of $1,598 is included in the accompanying financial statements.

During 2005, United Investors borrowed, in a series of notes, $104,600 from Globe, Liberty National, TMK, and United American. These notes were repaid in 2005 and had interest rates ranging from 4.0% to 4.5%. The interest expense related to these notes of $262 is included in the accompanying financial statements.

During 2004, United Investors borrowed, in a series of notes, $78,500 from Globe, Liberty National, TMK, and United American, which are affiliated companies. These notes were repaid in 2004 and had interest rates ranging from 2.75% to 4.00%. The interest expense related to these notes of $266 is included in the accompanying financial statements.

Effective January 1, 1997, United Investors assumed a block of annuity products totaling $200,321 from United American on a 100% funds withheld basis. The funds withheld totaled $451,147 and $409,605 at December 31, 2006 and 2005, respectively. Interest income totaled $26,567, $29,864, and $24,998, in 2006, 2005, and 2004, respectively, and is reflected as other income in the accompanying statements of operations. The reserve for annuity balances assumed in connection with this business totaled $458,990 and $419,733 as of December 31, 2006 and 2005, respectively. United Investors reimbursed United American for administrative expense in the amount of $1,368, $876, and $1,031 in 2006, 2005, and 2004, respectively.

United Investors serves as sponsor to seven separate accounts at December 31, 2006.

United Investors owns 188,212 shares of TMK 6 1/2 % Cumulative Preferred Stock, Series A and 52,200 shares of TMK 7.65% Cumulative Preferred Stock, Series A. Dividend income on these shares was $15,966 in 2006, $15,966 in 2005, and $15,966 in 2004. Accrued dividend income on these shares at December 31, 2006, 2005, and 2004, was $477, $477, and $477, respectively.

10.	COMMITMENTS AND CONTINGENCIES

Reinsurance—United Investors reinsures that portion of insurance risk which is in excess of its retention limit. The maximum net retention limit for ordinary life insurance is $500 per life. Life insurance ceded represented 5.2% of total life insurance in force at December 31, 2006, and less than 2.8% of premium income for 2006. United Investors would be liable for the reinsured risks ceded to other companies to the extent that such reinsuring companies are unable to meet their obligation. Except as disclosed in Note 9, United Investors does not assume insurance risks of other companies.

Litigation—United Investors is engaged in routine litigation arising from the normal course of business. In management’s opinion, this litigation will not materially affect United Investors’ financial position or results of operations.

Concentrations of Credit Risk—United Investors maintains a highly diversified investment portfolio with limited concentration in any given region, industry, or economic characteristic. The portfolio consists of investment-grade corporate bonds (64%); preferred stock in affiliates (21%); non-investment-grade securities (7%); policy loans (3%), which are secured by the underlying insurance policy values; government sponsored enterprises (2%); short-term investments (2%); and other fixed maturities (1%).

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Corporate debt and equity investments are made in a wide range of industries. At December 31, 2006, 2% or more of the portfolio was invested in the following industries: insurance carriers (21%); depository institutions (20%); electric, gas, and sanitation services (14%); non-depository credit institutions (6%); communications (5%); industrial/commercial machinery and computer equipment (4%); food and kindred products (3%); transportation equipment (3%); chemicals and allied products (2%); petroleum refining and related industries (2%); and paper and allied products (2%). Otherwise, no individual industry represented 2% or more of United Investors’ corporate debt investments. At year-end 2006, 7% of invested assets were represented by fixed maturities rated below investment grade (BB or lower as rated by the Bloomberg Composite or the equivalent NAIC designation). Par value of these investments was $82.2 million, amortized cost was $78.8 million, and fair value was $81.3 million. While these investments could be subject to additional credit risk, such risk should generally be reflected in market value.

Collateral Requirements—United Investors requires collateral for investments in instruments where collateral is available and typically required because of the nature of the investment. Since the majority of United Investors’ investments are in government, government-secured, or corporate securities, the requirement for collateral is rare.

11.	SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

The following table summarizes United Investors’ non-cash transactions, which are not reflected on the statements of cash flows:

	Stock Option Memo
	Year Ended December 31
	2006	2005	2004
Paid-in capital from tax benefit for stock option exercises	$12	$304	$80

The following table summarizes certain amounts paid during the period:

	2006	2005	2004
Income taxes	$21,183	$21,217	$20,925
Interest	1,598	262	266

12.	BUSINESS SEGMENTS

United Investors’ segments are based on the insurance product lines it markets and administers; life insurance and annuities. These major product lines are set out as segments because of the common characteristics of products within these categories, comparability of margins, and the similarity in regulatory environment and management techniques. There is also an investment segment which manages the investment portfolio, debt, and cash flows for the insurance segments and the corporate function.

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Life insurance products include traditional and interest-sensitive whole life insurance as well as term life and variable life insurance. Annuities include both fixed-benefit and variable contracts. Variable contracts allow policyholders to choose from a variety of mutual funds in which to direct their deposits.

United Investors markets its insurance products through a number of distribution channels, each of which sells the products of one or more of United Investors’ insurance segments. The tables below present segment premium revenue by each of United Investors’ marketing groups.

	For the Year 2006
	Life		Annuity		Total
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Independent Producers	$7,335	9.9	$—	—	$7,335	9.8
Waddell & Reed	47,099	63.5	—	—	47,099	63.1
Liberty National	15,336	20.7	—	—	15,336	20.5
United American	280.4		533	100	813	1.1
Globe Direct Response	4,112	5.5	—	—	4,112	5.5

Total premium income	$74,162	100	$533	100	$74,695	100.0

	For the Year 2005
	Life		Annuity		Total
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Independent Producers	$7,141	9.2	$—	—	$7,141	9.1
Waddell & Reed	48,744	62.6	—	—	48,744	62.3
Liberty National	17,127	22.0	—	—	17,127	21.9
United American	322	0.4	387	100	709	0.9
Globe Direct Response	4,499	5.8	—	—	4,499	5.8

Total premium income	$77,833	100	$387	100	$78,220	100

	For the Year 2004
	Life		Annuity		Total
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Independent Producers	$6,709	8.2	$—	—	$6,709	8.2
Waddell & Reed	51,078	62.6	—	—	51,078	62.4
Liberty National	18,468	22.6	—	—	18,468	22.5
United American	307	0.4	256	100.0	563	0.7
Globe Direct Response	5,039	6.2	—	—	5,039	6.2

Total premium income	$81,601	100.0	$256	100.0	$81,857	100.0

Because of the nature of the insurance industry, United Investors has no individual or group which would be considered a major customer. Substantially all of United Investors’ business is conducted in the United States, primarily in the Southeast and Southwest regions.

The measure of profitability for insurance segments is underwriting income before other income and administrative expenses, in accordance with the manner the segments are managed. It essentially represents gross profit margin on insurance products before administrative expenses and consists of

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premiums, less net policy obligations, acquisition expenses, and commissions. It differs from GAAP pretax operating income before other income and administrative expense for two primary reasons. First, there is a reduction to policy obligations for interest credited by contract to policyholders because this interest is earned and credited by the investment segment. Second, interest is also added to acquisition expense which represents the implied interest cost of DAC, which is funded by and is attributed to the investment segment.

The measure of profitability for the investment segment is excess investment income, which represents the income earned on the investment portfolio in excess of net policy requirements. The investment segment is measured on a tax-equivalent basis, equating the return on tax-exempt investments to the pretax return on taxable investments. Other than the above-mentioned interest allocations, there are no other inter-segment revenues or expenses. All other unallocated revenues and expenses on a pretax basis, including insurance administrative expense, are included in the “Other” segment category. The table below sets forth a reconciliation of United Investors’ revenues and operations by segment to its major income statement line items.

	For the Year 2006
	Life	Annuity	Investment	Other	Total
Revenues:
Premiums	$74,162	$533	$—	$—	$74,695
Policy charges and fees	21,394	22,377	—	—	43,771
Net investment income	—	—	73,989		73,989
Other income	—	26,567	—	1,999	28,566

Total revenues	95,556	49,477	73,989	1,999	221,021
Benefits and expenses:
Policy benefits	65,952	23,307	—	—	89,259
Required reserve interest	(23,903)	(9,627)	33,530	—	—
Amortization of acquisition costs	22,769	1,938	—	—	24,707
Commissions and premium taxes	5,474	89	—	—	5,563
Required interest on acquisition costs	8,438	4,029	(12,467)	—	—

Total benefits and expenses	78,730	19,736	21,063	—	119,529
Underwriting income before other income and administrative expense	16,826	29,741	52,926	1,999	101,492
Other operating expenses	—	—	—	(9,471)	(9,471)

Measure of segment profitability	$16,826	$29,741	$52,926	$(7,472)	92,021

Realized investment loss adjustment					(8,320)

Pretax operating income					$83,701

36

	For the Year 2005
	Life	Annuity	Investment	Other	Total
Revenues:
Premiums	$77,833	$387	$—	$—	$78,220
Policy charges and fees	22,071	24,510	—	—	46,581
Net investment income	—		72,847	—	72,847
Other income	—	29,864	—	—	29,864

Total revenues	99,904	54,761	72,847	—	227,512

Benefits and expenses:
Policy benefits	67,103	26,337	—	—	93,440
Required reserve interest	(23,609)	(10,497)	34,106	—	—
Amortization of acquisition costs	23,186	2,357	—	—	25,543
Commissions and premium taxes	5,240	256	—	—	5,496
Required interest on acquisition costs	8,898	4,444	(13,342)	—	—

Total benefits and expenses	80,818	22,897	20,764	—	124,479

Underwriting income before other
Income and administrative expense	19,086	31,864	52,083	—	103,033
Other operating expenses	—	—	—	(7,429)	(7,429)

Measure of segment profitability	$19,086	$31,864	$52,083	$(7,429)	95,604

Realized investment loss adjustment					(6,437)

Pretax operating income					$89,167

	For the Year 2004
	Life	Annuity	Investment	Other	Total
Revenues:
Premiums	$81,601	$256	$—	$—	$81,857
Policy charges and fees	22,094	27,482	—	—	49,576
Net investment income	—		71,693	—	71,693
Other income	—	24,998	—	—	24,998

Total revenues	103,695	52,736	71,693	—	228,124

Benefits and expenses:
Policy benefits	68,594	27,676	—	—	96,270
Required reserve interest	(21,979)	(11,987)	33,966	—	—
Amortization of acquisition costs	26,363	1,844	—	—	28,207
Commissions and premium taxes	6,046	61	—	—	6,107
Required interest on acquisition costs	9,526	4,991	(14,517)	—	—

Total benefits and expenses	88,550	22,585	19,449	—	130,584

Underwriting income before other income and administrative expense	15,145	30,151	52,244	—	97,540
Other operating expenses	—	—	—	(11,124)	(11,124)

Measure of segment profitability	$15,145	$30,151	$52,244	$(11,124)	86,416

Realized investment gain adjustment					7,929

Pretax operating income					$94,345

37

Assets for each segment are reported based on a specific identification basis. The insurance segments’ assets contain DAC, VOBA, and separate account assets. The investment segment includes the investment portfolio, cash, and accrued investment income. Goodwill is assigned to corporate operations. All other assets are included in the other category. The table below reconciles segment assets to total assets as reported in the financial statements.

	December 31, 2006
	Life	Annuity	Investment	Other	Total
Cash and invested assets	$—	$—	$1,141,188	$—	$1,141,188
Accrued investment income	—	—	16,508	—	16,508
DAC & VOBA	129,044	82,703	—	—	211,747
Goodwill	23,563	3,065	—	—	26,628
Separate account assets	—	1,498,622	—	—	1,498,622
Other assets	—	—	—	475,243	475,243

Total assets	$152,607	$1,584,390	$1,157,696	$475,243	$3,369,936

	December 31, 2005
	Life	Annuity	Investment	Other	Total
Cash and invested assets	$—	$—	$1,169,627	$—	$1,169,627
Accrued investment income	—	—	15,537	—	15,537
DAC & VOBA	133,306	86,411	—	—	219,717
Goodwill	23,563	3,065	—	—	26,628
Separate account assets	—	1,560,391	—	—	1,560,391
Other assets	—	—	—	438,135	438,135

Total assets	$156,869	$1,649,867	$1,185,164	$438,135	$3,430,035

* * * * * *

38

Titanium Universal

Life Variable Account

Financial Statements as of

December 31, 2006, and for the Years

Ended December 31, 2006 and 2005

(Restated), and Report of Independent

Registered Public Accounting Firm

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

United Investors Life Insurance Company

and the Contract Owners of the

Titanium Universal Life Variable Account:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts (“portfolios” for the purpose of this report) that include the AIM V.I. Capital Appreciation Fund, the AIM V.I. Growth Fund, the AIM V.I. Capital Development Fund, the AIM V.I. Core Equity Fund, the AIM V.I. Premier Equity Fund, the AIM V.I. Core Stock Fund, the AIM V.I. Government Securities Fund, the AIM V.I. International Growth Fund, the AIM V.I. Technology Fund, the AIM V.I. Utilities Fund, the Alger American Balanced Portfolio, the Alger American Growth Portfolio, the Alger American Income & Growth Portfolio, the Alger American Leveraged AllCap Portfolio, the Alger American MidCap Growth Portfolio, the Alger American Small Capitalization Portfolio, the Dreyfus VIF-Appreciation Portfolio, the Dreyfus VIF-Money Market Portfolio, the Dreyfus VIF-Quality Bond Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc., the Evergreen VA Balanced Fund, the Evergreen VA International Equity Fund, the Evergreen VA Special Values Fund, the MFS® Emerging Growth Series, the MFS® High Income Series, the MFS® Investors Trust Series, the MFS® Research Series, the MFS® Total Return Series, the MFS® Value Series, the DWS Dreman High Return Equity VIP, the DWS Dreman Small Mid Cap Value VIP, the DWS Equity 500 Index VIP, the DWS High Income VIP, the DWS Large Cap Value VIP, the DWS Mid Cap Growth VIP, the DWS Small Cap Index VIP, the Franklin Large Cap Value Securities Fund, the Franklin Real Estate Fund, the Franklin Zero Coupon Fund-2010, the Templeton Foreign Securities Fund, the Templeton Global Asset Allocation Fund, the Templeton Global Income Securities Fund, the Wells Fargo Advantage VT Asset Allocation Fund, the Wells Fargo Advantage VT Discovery Fund, the Wells Fargo Advantage VT Opportunity Fund, and the Wells Fargo Advantage VT Total Return Bond Fund that comprise the Titanium Universal Life Variable Account as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Titanium Universal Life Variable Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Titanium Universal Life Variable Account is not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Titanium Universal Life Variable Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned at December 31, 2006, by correspondence with the respective investment companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective portfolios of the Titanium Universal Life Variable Account as of December 31, 2006, the results of their respective operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 8, the accompanying financial statements for the year ended December 31, 2005 have been restated.

DELOITTE & TOUCHE LLP
Dallas, Texas

April 27, 2007

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2006

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Capital Development Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Assets:
Investment in mutual funds, at fair value (Note 2)	$2,244,337	$—	$28,769	$2,365,688	$—	$—	$32,134	$976,910	$1,446,946	$539,429	$142,653	$1,740,833

Total assets	2,244,337	—	28,769	2,365,688	—	—	32,134	976,910	1,446,946	539,429	142,653	1,740,833

Liabilities:
Payable to United Investors Life Insurance Company (Note 4)	368	—	5	389	—	—	5	159	237	87	23	285

Net assets (Note 3)	$2,243,969	$—	$28,764	$2,365,299	$—	$—	$32,129	$976,751	$1,446,709	$539,342	$142,630	$1,740,548

Accumulation units outstanding	273,092	—	2,574	250,091	—	—	3,032	72,613	362,773	47,041	11,979	207,581

Net assets value per unit	$8.217	$—	$11.175	$9.458	$—	$—	$10.597	$13.451	$3.780	$11.465	11.907	$8.385

Cost of invested assets	$2,081,852	$—	$28,216	$2,100,912	$—	$—	$32,727	$649,444	$1,258,613	$439,867	$141,662	$1,440,569

	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MldCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF-Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS- Emerging Growth Series
Assets:
Investment in mutual funds, at fair value (Note 2)	$1,118,756	$1,816,038	$2,325,803	$1,028,437	$581,561	$1,111,665	$925,320	$476,286	$57,376	$355,951	$1,904,392	$1,108,120

Total assets	1,118,756	1,816,038	2,325,803	1,028,437	581,561	1,111,665	925,320	476,286	57,376	355.951	1.904,392	1,108,120

Liabilities:
Payable to United Investors Life Insurance Company (Note4)	183	298	382	168	95	183	152	78	9	56	312	182

Net assets (Note 3)	$1,118,573	$1,815,740	$2,325,421	$1,028,269	$581,466	$1,111,482	$925,168	$476,208	$57,367	$355,893	$1,904,080	$1,107,938

Accumulation units outstanding	121,075	200,114	177,492	103,340	52,238	97,876	65,766	64,451	5,177	25,715	76,878	165,859

Net assets value per unit	$9.239	$9.074	$13.102	$9.950	$11.131	$11.356	$14.068	$7.389	$11.081	$13.840	$24.768	$6.680

Cost of Invested assets	$951,046	$1,293,499	$2,119,066	$738,845	$476,402	$1,111,656	$901,223	$406,693	$50,800	$297,707	$1,637,383	$881,546

												(continued	)

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2006

	MFS® High Income Series	MFS®Investors Trust Series	MFS® Research Series	MFS® Total Return Series	MFS® Value Series	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Equity 500 Index VIP	DWS High Income VIP	DWS Large Cap Value VIP		DWS Mid Cap Growth VIP	DWS Small Cap Index VIP

Assets
Investment in mutual funds, at fair value (Note 2)	$30,477	$259,133	$346,514	$1,242,218	$67,816	$8,606	$124,547	$204,989	$3,977	$62,409		$30,684	$811,429

Total assets	30,477	259,133	346,514	1,242,218	67,816	8,606	124,547	204,989	3,977	62,409		30,684	811,429
Liabilities:
Payable to United Investors Life Insurance Company (Note4)	5	43	57	204	11	1	20	34	1	10		5	133

Net assets (Note 3)	$30,472	$259,090	$346,457	$1,242,014	$67,805	$8,605	$124,527	$204,955	$3,976	$62,399		$30,679	$811,296

Accumulation units outstanding	2,471	24,282	37,027	81,519	5,815	752	10,432	14,824	365	5,619		2,896	48,318

Net assets value per unit	$12.332	$10.670	$9.357	$15.236	$11.660	$11.443	$11.937	$13.826	$10.893	$11.105		$10.594	$16.791

Cost of invested assets	$29,559	$205,822	$288,159	$1,112,933	$65,198	$8,163	$115,923	$172,609	$3,818	$59,778		$30,265	$675,674

	Franklin Large Cap Value Securities Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund – 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund	Wells Fargo Adv. VT Total Return Bond Fund

Assets:
Investment in mutual funds, at fair value (Note 2)	$9,504	$781,391	$58,382	$744,756	$518,522	$155,657	$3,098	$1,140,357	$1,772,830	$15,389

Total assets	9,504	781,391	58,382	744,756	518,522	155,657	3,098	1 ,140,357	1,772,830	15,389
Liabilities:
Payable to United Investors Life
Insurance Company (Note 4)	2	127	10	123	85	26	—	187	291	3

Net assets (Note 3)	$9,502	$781,264	$58,372	$744,633	$518,437	$155,631	$3,098	$1,140,170	$1,772,539	$15,386

Accumulation units outstanding	844	42,425	5,500	51,454	31,398	11,994	285	147,108	133,015	1,496

Net assets value per unit	$11.258	$18.415	$10.613	$14.472	$16.512	$12.976	$10.870	$7.751	$13.326	$10.285

Cost of invested assets	$8,807	$694,158	$58,583	$556,658	$457,170	$149,183	$2,942	$858,155	$1,534,423	$15,230

See notes to financial statements.										(concluded	)

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Capital Development Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Investment Income
Dividend income (Note 2)	$1,269	$—	$476	$12,555	$8,899	$6,451	$1,443	$8,979	$—	$27,604	$8,398	$2,126
Mortality and expense risk charges	(13,288)	3,051	(100)	(12,732)	(2,039)	(1,349)	(219)	(5,615)	(10,705)	(3,364)	(889)	(12,759)

Net Investment Income (loss)	(12,019)	(3,051)	376	(177)	6,860	5,102	1,224	3,364	(10,705)	24,240	7,509	(10,633)

Realized and unrealized gains (losses) on investments
Realized gains (losses) from redemption of investment units	13,062	259,144	(30)	14,987	110,333	73,158	(178)	21,612	25,258	37,900	(725)	44,844
Unrealized investment appreciation (depreciation) on investments during the year	39,658	(175,014)	553	214,185	(75,732)	(44,700)	(98)	162,557	114,174	44,474	(1,700)	39,260

Realized and unrealized gains (losses)	52,720	84,130	523	229,172	34,601	28,458	(276)	184,169	139,432	82,374	(2,425)	84,104

Net increase (decrease) in net assets resulting from operations	$40,701	$81,079	$899	$228,995	$41,461	$33,560	$948	$187,533	$128,727	$106,614	$5,084	$73,471

	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF. Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series
Investment Income
Dividend income (Note 2}	$12,235	$—	$305,276	$—	$7,605	$47,061	$40,970	$456	$1,385	$27,240	$219,172	$—
Mortality and expense risk charges	(7,264)	(11,879)	(16,212)	(7,667)	(3,822)	(7,839)	(6,686)	(13,301)	(425)	(1,968)	(12,106)	(7,910)

Net investment income (loss)	4,971	(11,879)	289,064	(7,667)	3,783	39,222	34,284	(2,845)	960	25,272	207,086	(7,910)

Realized and unrealized gains (losses) on investments
Realized gains (losses) from redemption of investment units	10,097	32,849	20,699	91,869	7,099	(8)	2,363	4,642	1,690	8,716	24,788	25,350
Unrealized investment appreciation (depreciation) on investments during the year	71,266	253,228	(114,724)	94,088	65,850	8	(5,370)	34,141	2,360	20,851	71,769	52,769

Realized and unrealized gains (losses)	81,363	288,077	(94,025)	185,957	72,949	—	(3,007)	38,783	4,050	29,567	96,557	78,119

Net Increase (decrease) in net assets resulting from operations	$86,334	$274,198	$195,039	$178,290	$76,732	$39,222	$31,277	$35,938	$5,010	$54,839	$303,623	$70,209

												(continued )

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	MFS® Value Series	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Equity 500 Index VIP	DWS High Income VIP	DWS Large Cap Value VIP	DWS Mid Cap Growth VIP	DWS Small Cap Index VIP
Investment Income
Dividend income (Note 2)	$1,737	$1,068	$1,277	$60,738	$130	$434	$244	$2,190	$13	$9	$—	$38,404
Mortality and expense risk charges	(182)	(1,697)	(2,091)	(8,477)	(94)	(39)	(237)	(1,400)	(11)	(116)	(48)	(6,092)

Net investment income (loss)	1,555	(629)	(814)	52,261	36	395	7	790	2	(107)	(48)	32,312

Realized and unrealized gains (losses) on investments
Realized gains (losses) from redemption of investment units	(128)	5,481	3,991	8,976	65	23	45	4,198	10	26	(12)	35,585
Unrealized investment appreciation (depreciation) on investments during the year	974	21,637	24,612	59,458	2,618	443	8,624	20,679	159	2,632	419	56,164

Realized and unrealized gains (losses)	846	27,118	28,603	68,434	2,683	466	8,669	24,877	169	2,658	407	91,749

Net increase (decrease) in net assets resulting from operations	$2,401	$26,489	$27,789	$120,695	$2,719	$861	8,676	$25,667	$171	$2,551	$359	$124,061

	Franklin Large Cap Value Securities Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Asset Allocation Fund	Wells Fargo Adv.VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund	Wells Fargo Adv.VT Total Return Bond Fund
Investment Income
Dividend income (Note 2)	$114	$58,051	$2,295	$8,075	$62,646	$4,269	$51	$	$183,929	$316
Mortality and expense risk charges	(26)	(4,481)	(405)	(4,890)	(3,461)	(924)	(9)	(7,818)	(12,312)	(52)

Net investment income (loss)	88	53,570	1,890	3,185	59,185	3,345	42	(7,818)	171,617	264

Realized and unrealized gains (losses) on investments
Realized gains (losses) from redemption of investment units	33	17,526	(441)	32,697	7,589	(34)	6	33,663	39,192	25
Unrealized investment appreciation (depreciation) on investments during the year	697	50,091	495	89,126	18,165	9,582	156	108,006	(31,832)	165

Realized and unrealized gains (losses)	730	67,617	54	121,823	25,754	9,548	162	141,669	7,360	190

Net Increase (decrease) in net assets resulting from operations	$818	$121,187	$1,944	$125,008	$84,939	$12,893	$204	$133,851	$178,977	$454

See notes to financial statements										(concluded)

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Capital Development Fund	AIM V.I. Core Equity Fund		AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
From Operations
Net investment income (loss)	$(12,019)	$(3,051)	$376	$(177)		$6,860	$5,102	$1,224	$3,364	$(10,705)	24,240	$7,509	$(10,633)
Realized gains (losses) on investments	13,062	259,144	(30)	14,987		110,333	73,158	(178)	21,612	25,258	37,900	(725)	44,844
Unrealized appreciation (depreciation) of investments during the year	39,658	(175,014)	553	214,185		(75,732)	(44,700)	(98)	162,557	114,174	44,474	(1,700)	39,260

Net increase (decrease) in net assets resulting from operations	40,701	81,079	899	228,995		41,461	33,560	948	187,533	128,727	106,614	5,084	73,471

From Variable Life Policy Transactions
Contract maintenance charges:
Administrative expense	(18,160)	(4,303)	(142)	(15,979)		(2,241)	(2,079)	(292)	(9,026)	(12,546)	(4,413)	(1,289)	(17,404)
Cost of insurance	(190,470)	(45,752)	(1,837)	(185,424)		(22,677)	(23,735)	(5,343)	(89,342)	(167,587)	(47,698)	(13,912)	(195,189)
Benefits, surrenders and terminations	(127,324)	(37,685)	—	(153,146)		(18,135)	(14,858)	(7,905)	(49,891)	(83,734)	(68,295)	(7,308)	(165,003)
Premium deposits and net transfers*	1,682,682	(1,131,001)	29,844	1,851,132		(782,155)	(512,063)	25,255	348,599	383,802	51,737	87,015	509,937

Net increase (decrease) in net assets resulting from variable life policy transactions	1 ,346,728	(1,218,741)	27,865	1,496,583		(825,208)	(552,735)	11,715	200,340	119,935	(68,669)	64,506	132,251

Net increase (decrease) in net assets	1 ,387,429	(1,137,662)	28,764	1,725,578		(783,747)	(519,175)	12,663	387,873	248,662	37,945	69,590	205,722

Net assets, beginning of year	856,540	1,137,662		639,721		783,747	519,175	19,466	588,878	1,198,047	501,397	73,040	1,534,826

Net assets, end of year	$2,243,969	$—	$28,764	$2,365,299		$—	$—	$32,129	$976,751	$1 446,709	$539,342	$142,630	$1,740,548

	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MldCap Growth Portfolio	Alger American Small Capitalization Portfolio		Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series
From Operations
Net investment income (loss)	$4,971	$(11,879)	$289,064	$(7,667	) $	3,783	$39,222	$34,284	$(2,845)	$960	$25,272	$207,066	(7,910)
Realized gains (losses) on investments	10,097	32,849	20,699	91,869		7,099	(8)	2,363	4,642	1,690	8,716	24,788	25,350
Unrealized appreciation (depreciation) of investments during the year	71,266	253,228	(114,724)	94,088		65,850	8	(5,370)	34,141	2,360	20,851	71,769	52,769

Net increase (decrease) in net assets resulting from operations	86,334	274,198	195,039	178,290		76,732	39,222	31,277	35,938	5,010	54,839	303,623	70,209

From Variable Life Policy Transactions
Contract maintenance charges:
Administrative expense	(10,764)	(16,665)	(23,401)	(11,467)		(4,635)	(12,394)	(8,353)	(3,752)	(864)	(2,882)	(16,653)	(10,280)
Cost of insurance	(116,679)	(181,015)	(273,681)	(124,170)		(54,683)	(137,334)	(106,938)	(36,864)	(8,394)	(32,109)	(190,951)	(123,795)
Benefits, surrenders and terminations	(74,697)	(120,427)	(176,029)	(84,592)		(46,855)	(85,174)	(102,814)	(27,391)	(15,581)	(36,038)	(125,754)	(98,916)
Premium deposits and net transfers*	331,007	474,519	771,622	137,932		147,043	285,944	275,219	95,694	23,844	180,191	593,525	267,876

Net increase (decrease) in net assets resulting from variable life policy transactions	128,867	156,412	298,511	(82,297)		40,870	51,042	57,114	27,687	(995)	109,162	260,167	34,885

Net increase (decrease) in net assets	215,201	430,610	493,550	95,993		117,602	90,264	88,391	63,625	4,015	164,001	563,790	105,094

Net assets, beginning of year	903,372	1,385,130	1,831,871	932,276		463,864	1,021,218	836,777	412,583	53,352	191,892	1,340,290	1,002,844

Net assets, end of year	$1,118,573	$1 ,815,740	$2,325,421	$1,028,269		$581,466	$1,111,482	$925,168	$476,208	$57,367	$355,893	$1,904,080	$1,107,938

(continued)

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	MFS® Value Series	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Equity 500 Index VIP	DWS High Income VIP	DWS Large Cap Value VIP	DWS Mid Cap Growth VIP	DWS Small Cap Index VIP
From Operations
Net Investment income (loss)	$1 ,555	$(629)	$(814)	$52,261	$36	$395	7	$790	$2	$(107)	$(48)	32,312
Realized gains (losses) on investments	(128)	5,481	3,991	8,976	65	23	45	4,198	10	26	(12)	35,585
Unrealized appreciation (depreciation) of investments during the year	974	21,637	24,612	59,458	2,618	443	8,624	20,679	159	2,632	419	56,164

Net increase (decrease) in net assets resulting from operations	2,401	26,489	27,789	120,695	2,719	861	8,676	25,667	171	2,551	359	124,061

From Variable Life Policy Transactions
Contract maintenance charges:
Administrative expense	(453)	(1,876)	(3,084)	(11,330)	(106)	(48)	(268)	(1,429)	(69)	(164)	(74)	(6,285)
Cost of insurance	(5,381)	(23,931)	(37,149)	(129,707)	(1,496)	(809)	(3,386)	(35,954)	(1,250)	(3,000)	(1,194)	(88,358)
Benefits, surrenders and terminations	(2,847)	(21,793)	(17,141)	(122,273)	(2,292)	—	(64)	(4,294)	—	(21)	(89)	(61,151)
Premium deposits and net transfers*	20,279	89,332	162,855	365,966	68,980	8,601	119,569	54,670	5,124	63,033	31,677	251,703

Net increase (decrease) in net assets resulting from variable life policy transactions	11,598	41,732	105,481	102,656	65,086	7,744	115,851	12,993	3,805	59,848	30,320	95,909

Net increase (decrease) in net assets	13,999	68,221	133,270	223,351	67,805	3,605	124,527	38,660	3,976	62,399	30,679	219,970

Net assets, beginning of year	16,473	190,869	213,187	1,018,663	—	—	—	166,295	—	—	—	591,326

Net assets, end of year	$30,472	$259,090	$346,457	$1,242,014	$67,805	$8,605	$124,527	$204,955	$3,976	$62,399	$30,679	$811,296

	Franklin Large Cap Value Securities Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund	Wells Fargo Adv. VT Total Return Bond Fund
From Operations
Net investment income (loss)	$88	$53,570	$1,890	$3,185	$59,185	$3,345	$42	$(7,818)	$171,617	$264
Realized gains (losses) on investments	33	17,526	(441)	32,697	7,589	(34)	6	33,663	39,192	26
Unrealized appreciation (depreciation) of investments during the year	697	50,091	495	89,126	18,165	9,582	156	108,006	(31,832)	165

Net increase (decrease) in net assets resulting from operations	818	121,187	1,944	125,008	84,939	12,893	204	133,851	178,977	454

From Variable Life Policy Transactions
Contract maintenance charges:
Administrative expense	(87)	(8,486)	(587)	(5,791)	(4,858)	(773)	(90)	(10,880)	(16,607)	(130)
Cost of insurance	(1,329)	(111,447)	(9,193)	(96,728)	(54,578)	(16,106)	(817)	(120,598)	(202,652)	(1,842)
Benefits, surrenders and terminations	(21)	(55,957)	(1,381)	(58,419)	(52,776)	(5,403)	(26)	(82,154)	(130,006)	(29)
Premium deposits and net transfers*	10,121	230,247	38,700	273,859	148,732	92,624	3,827	338,458	635,528	16,933

Net increase (decrease) in net assets resulting from variable life policy transactions	8,684	54,357	27,539	112,921	36,520	70,342	2,894	124,826	286,263	14,932

Net increase (decrease) in net assets	9,502	175,544	29,483	237,929	121,459	83,235	3,098	258,677	465,240	15,386

Net assets, beginning of year	—	605,720	28,889	506,704	396,978	72,396	—	881,493	1,307,299	—

Net assets, end of year	$9,502	$781,264	$58,372	$744,633	$518,437	$155,631	$3,098	$1,140,170	$1,772,539	$15,386

* Includes transfer activity from (to) other portfolios.	(concluded	)

See notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (AS RESTATED, SEE NOTE 8)

FOR THE YEAR ENDED DECEMBER 31, 2005

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio
From Operations
Net investment income (loss)	$(4,983)	$(7,732)	$5,138	$1,089	$(1,428)	$476	$(12)	$(7,914)	$8,861	$144	$(7,119)	$2,567	$(8,791)
Realized gains (losses) on investments	6,673	14,457	3,912	7,362	4,902	(42)	14,623	2,823	9,321	166	29,679	6,048	14,499
Unrealized appreciation (depreciation) of investments during the year	60,699	64,714	18,306	28,040	10,703	(248)	69,109	29,229	15,106	2,111	129,652	15,052	152,435

Net increase (decrease) in net assets resulting from operations	62,369	71,439	27,356	36,491	14,177	188	83,720	24,138	33,288	2,421	152,212	23,667	158,143

From Variable Life Policy Transactions
Contract maintenance charges:
Administrative expense	(9,678)	(13,500)	(7,032)	(7,206)	(6,513)	(154)	(7,388)	(12,877)	(3,632)	(692)	(16,884)	(10,918)	(15,172)
Cost of insurance	(102,712)	(145,463)	(83,306)	(72,132)	(73,041)	(2,595)	(68,058)	(155,075)	(38,514)	(6,884)	(192,355)	(113,214)	(163,756)
Benefits, surrenders and terminations	(58,730)	(115,071)	(41,359)	(66,958)	(51,826)	(193)	(50,546)	(96,742)	(48,357)	(460)	(175,704)	(67,792)	(91,320)
Premium deposits and net transfers*	284,602	370,671	224,474	191,292	175,652	12,451	214,670	445,189	321,550	66,317	522,832	340,229	393,427

Net increase (decrease) in net assets resulting from variable life policy transactions	113,482	96,637	92,777	44,996	44,272	9,509	88,678	180,495	231,047	58,281	137,889	148,305	123,179

Net increase (decrease) in net assets	175,871	168,076	120,133	81,487	58,449	9,697	172,398	204,633	264,335	60,702	290,101	171,972	281,322

Net assets, beginning of year	680,069	969,586	519,568	702,260	460,726	9,769	416,480	993,414	237,062	12,338	1,244,725	731,400	1,103,808

Net assets, end of year	$856,540	$1,137,662	$639,721	$783,747	$519,175	$19,466	$588,878	$1,198,047	$501,397	$73,040	$1,534,826	$903.372	$1,385,130

	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Rasp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series
From Operations
Net investment income (loss)	$46,685	$(5,122)	$(3,035)	$16,689	$22,061	$(2,857)	$747	$2,963	$4,065	$(6,576)	$546	$(379)	$(555)
Realized gains (losses) on investments	34,564	12,943	5,588	—	2,923	2,696	440	6,143	24,886	10,955	(8)	4,183	3,114
Unrealized appreciation (depreciation) of investments during the year	65,431	97,378	11,936	(18)	(11,704)	12,084	1,076	15,839	(41,148)	75,172	(358)	8,136	10,849

Net increase (decrease) in net assets resulting from operations	146,680	105,199	14,489	16,671	13,280	11,923	2,263	24,945	(12,197)	79,551	180	11,940	13,408

From Variable Life Policy Transactions
Contract maintenance charges:
Administrative expense	(21,890)	(9,987)	(4,756)	(13,568)	(8,958)	(4,093)	(858)	(2,061)	(14,830)	(10.954)	(306)	(1,816)	(2,390)
Cost of insurance	(248,905)	(99,342)	(58,135)	(205,980)	(114,483)	(39,289)	(10,284)	(25,832)	(164,050)	(129,672)	(3,220)	(21,412)	(25,129)
Benefits, surrenders and terminations	(166,896)	(91,936)	(68,225)	(79,469)	(64,576)	(25,939)	(2,709)	(25,563)	(95,565)	(69,800)	(57)	(23,589)	(12,976)
Premium deposits and net transfers*	744,291	488,501	174,579	611,131	311,686	99,604	26,366	99,710	623,221	321,905	13,314	54,775	84,360

Net Increase (decrease) in net assets resulting from variable life policy transactions	306,600	287,238	43,463	312,114	123,669	30,283	12,515	46,254	348,776	111,479	9,731	7,958	43,865

Net increase (decrease) in net assets	453,280	392,435	57,952	328,785	136,349	42,206	14,778	71,199	336,579	191,030	9,911	19,898	57,273

Net assets, beginning of year	1,378,591	539,841	405,912	692,433	699,828	370,377	38,574	120,693	1,003,711	811,814	6,562	170,971	155,914

Net assets, end of year	$1,831,871	$932,276	$463,864	$1,021,218	$836,777	$412,583	$53,352	$191,892	$1,340,290	$1,002,844	$16,473	$190,863	$213,187

													(continued )

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (AS RESTATED, SEE NOTE 8)

FOR THE YEAR ENDED DECEMBER 31, 2005

	MFS® Total Return Series	DWS EAFE® Equity Index Fund	DWS Equity 500 Index Fund	DWS Small Cap Index Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund -2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv.VT Opp. Fund
From Operations
Net investment income (loss)	$45,828	$5,170	$591	$(586)	$1,149	$848	$1,803	$10,094	$2,899	$(5,861)	$(8,470)
Realized gains (losses) on investments	6,172	56,266	381	18,757	1,163	(106)	7,075	9,815	1,220	15,271	34,445
Unrealized appreciation (depreciation) of investments during the year	(31,734)	(59,241)	5,035	(9,900)	25,253	(722)	33,106	(9,484)	(6,518)	62,030	60,045

Net increase (decrease) in net assets resulting from operations	20,266	2.195	6,007	8,271	27,565	20	41,984	10,425	(2,399)	71,440	86,020

From Variable Life Policy Transactions
Contract maintenance charges:
Administrative expense	(11,200)	(1,338)	(989)	(5,616)	(4,542)	(361)	(4,055)	(4,740)	(388)	(10,157)	(15,173)
Cost of insurance	(128,902)	(18,090)	(24,973)	(74,755)	(59,465)	4,546	(69,995)	(53,111)	(6,232)	(110,928)	(168,961)
Benefits, surrenders and terminations	(73,743)	(6,933)	(475)	(54,012)	(21,254)	(511)	(21,123)	(80,148)	(47,900)	(80,114)	(115,864)
Premium deposits and net transfers*	403,798	(248,425)	100,582	314,045	581,731	27,574	197,172	196,205	72,324	255,164	563,453

Net increase (decrease) in net assets resulting from variable life policy transactions	189,953	(274,786)	74,145	179,662	496,470	22,156	101,999	58,206	17,804	53,965	263,455

Net increase (decrease) in net assets	210,219	(272,591)	80,152	187,933	524,035	22,176	143,983	68,631	15,405	125,405	349,475

Net assets, beginning of year	808,444	272,591	86,143	403,393	81,685	6,713	362,721	328,347	56,991	756,088	957,824

Net assets, end of year	$1,018,663	$—	$166,295	$591,326	$605,720	$28,889	$506,704	$396,978	$72,396	$881,493	$1,307,299

* Includes transfer activity from (to) other portfolios.											(concluded )

See notes to financial statements.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2006, AND FOR THE YEARS ENDED

DECEMBER 31, 2006 AND 2005

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization—The Titanium Universal Life Variable Account was established on September 15, 1999, as a segregated account of United Investors Life Insurance Company (the “Sponsor”) and has been registered as a unit investment trust under the Investment Company Act of 1940. The assets of each portfolio of the Titanium Universal Life Variable Account are held separate from the assets of the other portfolios. Thus, each portfolio operates as a separate investment portfolio, and the investment performance of one portfolio has no effect on any other portfolio. As of December 31, 2006, the following investment portfolios were available:

AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Fund—Series I Shares**

AIM V.I. Capital Development Fund—Series I Shares

AIM V.I. Core Equity Fund—Series I Shares**

AIM V.I. Government Securities Fund—Series I Shares

AIM V.I. International Growth Fund—Series I Shares

AIM V.I. Technology Fund—Series I Shares

AIM V.I. Utilities Fund—Series I Shares

The Alger American Funds:

Alger American Balanced Portfolio—Class O Shares

Alger American Growth Portfolio—Class O Shares

Alger American Income & Growth Portfolio—Class O Shares

Alger American Leveraged AllCap Portfolio—Class O Chares

Alger American MidCap Growth Portfolio—Class O Shares

Alger American Small Capitalization Portfolio—Class O Shares

Dreyfus Variable Investment Funds:

Dreyfus VIF-Appreciation Portfolio—Initial Shares

Dreyfus VIF-Money Market Portfolio

Dreyfus VIF-Quality Bond Portfolio—Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.—

The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares

Evergreen Investments:

Evergreen VA Balanced Fund

Evergreen VA International Equity Fund

Evergreen VA Special Values Fund

MFS® Variable Insurance Trust:

MFS® Emerging Growth Series

MFS® High Income Series

MFS® Investors Trust Series

MFS® Research Series

MFS® Total Return Series

MFS® Value Series

DWS Scudder*:

DWS Dreman High Return Equity VIP*

DWS Dreman Small Mid Cap Value VIP*

DWS Equity 500 Index VIP*

DWS High Income VIP*

DWS Large Cap Value VIP*

DWS Mid Cap Growth VIP*

DWS Small Cap Index VIP*

Franklin Templeton Variable Insurance Products Trust:

Franklin Large Cap Value Securities Fund—Class 2

Franklin Real Estate Fund—Class 2

Franklin Zero Coupon Fund-2010—Class 2

Templeton Foreign Securities Fund—Class 2

Templeton Global Asset Allocation Fund—Class 2

Templeton Global Income Securities Fund—Class 2

Wells Fargo Variable Trust:

Wells Fargo Advantage VT Asset Allocation Fund

Wells Fargo Advantage VT Discovery Fund

Wells Fargo Advantage VT Opportunity Fund

Wells Fargo Advantage VT Total Return Bond Fund

*	Effective February 2, 2006, Scudder Funds rebranded to DWS.
**	Effective May 1, 2006, AIM V.I. Growth merged with AIM V.I. Capital Appreciation; AIM V.I. Premier Equity and AIM V.I. Core Stock merged with AIM V.I. Core Equity.

Basis of Presentation—The financial statements of the Titanium Universal Life Variable Account have been prepared on an accrual basis in accordance with accounting principles generally accepted in the United States of America.

Federal Taxes—Currently, no charge is made to the Titanium Universal Life Variable Account for federal income taxes because no federal income tax is imposed on the Sponsor for the Titanium Universal Life Variable Account investment income under current tax law. The Sponsor will review periodically the status of this policy in the event of changes in the tax law.

Estimates—The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

2.	INVESTMENTS

Investment in mutual funds of the separate investment portfolios are stated at fair value. Fair value, which is the net asset value per share, is determined by the mutual fund portfolios, which values its securities at fair value. The Titanium Universal Life Variable Account owns shares of each portfolio of the mutual funds which are converted to the units owned by the contract holders of the Titanium Universal Life Variable Account on a daily basis. Each portfolio’s unit value is increased or decreased each business day by multiplying the unit value for the fund portfolio on the prior business day by the fund portfolio’s net investment factor.

Dividends and capital gains received from the portfolios are reinvested daily in additional shares of the portfolios and are recorded as dividend income on the record date in the statements of operations.

3. Net Assets

The following table illustrates, by component parts (since inception for each portfolio), the net asset value for each portfolio.

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Capital Development Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
2006
Cost to:
Contract owners	$3,094,022	$719,823	$29,844	$2,929,474	$540,081	$397,721	$48,400	$1,099,826	$2,464,430	$735,594	$167,790	$2,808,244
Adjustment for investment results	181,810	264,018	999	315,494	123,858	97,457	1,516	384,744	173,617	190,737	9,206	389,653
Deductions:
Mortality and expense risk charge	(29,177)	(23,486)	(100)	(25,539)	(19,793)	(12,128)	(345)	(14,804)	(33,282)	(9,360)	(1,134)	(39,450)
Contract maintenance charges:
Administrative expense	(66,561)	(68,328)	(142)	(50,469)	(40,828)	(28,143)	(497)	(37,223)	(76,147)	(20,892)	(2,216)	(83,687)
Cost of insurance	(607,913)	(603,375)	(1,837)	(512,295)	(390,039)	(309,006)	(8,847)	(310,253)	(736,790)	(187,856)	(23,154)	(857,056)
Benefits, surrenders and terminations	(328,212)	(288,652)	—	(291,366)	(213,279)	(145,901)	(8,098)	(145,539)	(345,119)	(168,881)	(7,862)	(477,156)

Net Assets	$2,243,969	$—	$28,764	$2,365,299	$—	$—	$32,129	$976,751	$1,446,709	$539,342	$142,630	$1,740,548

	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series
2006
Cost to:
Contract owners	$1,805,308	$2,599,332	$3,389,609	$1,289,685	$896,112	$2,072,403	$1,628,860	$777,331	$119,120	$443,055	$2,495,883	$1,767,318
Adjustment for investment results	202,099	560,404	657,499	394,898	139,293	81,657	158,156	69,788	12,661	107,901	599,722	249,752
Deductions:
Mortality and expense risk charge	(22,880)	(36,934)	(44,916)	(18,205)	(11,437)	(23,316)	(22,390)	(12,106)	(1,347)	(4,807)	(33,254)	(24,851)
Contract maintenance charges:
Administrative expense	(55,578)	(82,025)	(99,550)	(41,115)	(22,428)	(55,939)	(42,855)	(27,428)	(3,569)	(9,746)	(68,741)	(57,295)
Cost of insurance	(534,660)	(803,261)	(1,054,191)	(380,893)	(244,636)	(677,234)	(528,287)	(221,542)	(42,352)	(106,724)	(748,688)	(555,625)
Benefits, surrenders and terminations	(275,716)	(421,776)	(523,030)	(216,101)	(175,438)	(286,089)	(268,316)	(109,835)	(27,146)	(73,786)	(340,842)	(271,361)

Net Assets	$1,118,573	$1,815,740	$2,325,421	$1,028,269	$581,466	$1,111,482	$925,168	$476,208	$57,367	$355,893	$1,904,080	$1,107,938

	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	MFS® Value Series	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Equity 500 Index Fund	DWS High Income VIP	DWS Large Cap Value VIP	DWS Mid Cap Growth VIP	DWS Small Cap Index Fund
2006
Cost to:
Contract owners	$41,067	$381,897	$485,638	$1,846,795	$68,980	$8,601	$119,569	$240,606	$5,124	$63,033	$31,677	$1,028,363
Adjustment for investment results	3,218	63,723	67,208	283,110	2,813	900	8,913	41,068	182	2,667	407	238,947
Deductions:
Mortality and expense risk charge	(286)	(5,388)	(5,636)	(24,578)	(94)	(39)	(237)	(2,659)	(11)	(116)	(48)	(13,708)
Contract maintenance charges:
Administrative expense	(881)	(9,889)	(13,312)	(48,110)	(106)	(48)	(268)	(2,768)	(69)	(164)	(74)	(22,938)
Cost of insurance	(9,742)	(110,510)	(127,076)	(526,818)	(1,496)	(809)	(3,386)	(66,458)	(1,250)	(3,000)	(1,194)	(276,621)
Benefits, surrenders and terminations	(2,904)	(60,743)	(60,365)	(288,385)	(2,292)	—	(64)	(4,834)	—	(21)	(89)	(142,747)

Net Assets	$30,472	$259,090	$346,457	$1,242,014	$67,805	$8,605	$124,527	$204,955	$3,976	$62,399	$30,679	$811,296

	Franklin Large Cap Value Index Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund	Wells Fargo Adv. VT Total Return Bond Fund
2006
Cost to:
Contract owners	$10,121	$890,456	$74,105	$883,556	$760,886	$245,718	$3,827	$1,816,247	$2,475,420	$16,933
Adjustment for investment results	844	167,979	2,621	249,881	170,124	17,272	213	297,655	517,426	506
Deductions:
Mortality and expense risk charge	(26)	(6,891)	(583)	(11,611)	(8,843)	(1,443)	(9)	(25,289)	(32,866)	(52)
Contract maintenance charges:
Administrative expense	(87)	(13,817)	(1,038)	(18,388)	(18,890)	(1,262)	(90)	(61,670)	(71,523)	(130)
Cost of insurance	(1,329)	(179,177)	(14,841)	(261,352)	(199,197)	(23,834)	(817)	(580,002)	(723,731)	(1,842)
Benefits, surrenders and terminations	(21)	(77,286)	(1,892)	(97,453)	(185,643)	(80,820)	(26)	(306,771)	(392,187)	(29)

Net Assets	$9,502	$781,264	$58,372	$744,633	$518,437	$155,631	$3,098	$1,140,170	$1,772,539	$15,386

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio
2005
Cost to:
Contract owners (As restated, see note 8)	$1,411,340	$1,850,824	$1,078,342	$1,322,236	$909,784	$23,145	$751,227	$2,080,628	$683,857	$80,775	$2,298,307	$1,474,301	$2,124,813
Adjustment for investment results (As restated, see note 8)	127,821	179,888	73,767	80,358	62,548	349	191,596	34,185	80,759	3,233	303,423	108,501	274,327
Deductions:
Mortality and expense risk charge	(15,889)	(20,435)	(12,807)	(17,754)	(10,779)	(126)	(9,189)	(22,577)	(5,996)	(245)	(26,691)	(15,616)	(25,055)
Contract maintenance charges:
Administrative expense	(48,401)	(64,025)	(34,490)	(38,587)	(26,064)	(205)	(28,197)	(63,601)	(16,479)	(927)	(66,193)	(44,814)	(65,360)
Cost of insurance	(417,443)	(557,623)	(326,871)	(367,362)	(285,271)	(3,504)	(220,911)	(569,203)	(140,158)	(9,242)	(661,867)	(417,981)	(622,246)
Benefits, surrenders and terminations	(200,888)	(250,967)	(138,220)	(195,144)	(131,043)	(193)	(95,648)	(261,385)	(100,586)	(554)	(312,153)	(201,019)	(301,349)

Net Assets	$856,540	$1,137,662	$639,721	$783,747	$519,175	$19,466	$588,878	$1,198,047	$501,397	$73,040	$1,534,826	$903,372	$1,385,130

	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series	MFS® High Income Series	MFS® Investors Trust Series
2005
Cost to:
Contract owners (As restated, see note 8)	$2,617,987	$1,151,753	$749,069	$1,786,459	$1,353,641	$681,637	$95,276	$262,864	$1,902,358	$1,499,442	$20,788	$292,565
Adjustment for investment results (As restated, see note 8)	446,248	208,941	58,739	34,596	120,193	30,549	7,226	51,094	283,993	171,633	635	35,537
Deductions:
Mortality and expense risk charge	(28,704)	(10,538)	(7,615)	(15,477)	(15,704)	(8,805)	(922)	(2,839)	(21,148)	(16,941)	(104)	(3,691)
Contract maintenance charges:
Administrative expense	(76,149)	(29,648)	(17,793)	(43,545)	(34,502)	(23,676)	(2,705)	(6,864)	(52,088)	(47,015)	(428)	(8,013)
Cost of insurance	(780,510)	(256,723)	(189,953)	(539,900)	(421,349)	(184,678)	(33,958)	(74,615)	(557,737)	(431,830)	(4,361)	(86,579)
Benefits, surrenders and terminations	(347,001)	(131,509)	(128,583)	(200,915)	(165,502)	(82,444)	(11,565)	(37,748)	(215,088)	(172,445)	(57)	(38,950)

Net Assets	$1,831,871	$932,276	$463,864	$1,021,218	$836,777	$412,583	$53,352	$191,892	$1,340,290	$1,002,844	$16,473	$190,869

	MFS® Research Series	MFS® Total Return Series	DWS EAFE® Equity Index Fund	DWS Equity 500 Index Fund	DWS Small Cap Index Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund
2005
Cost to:
Contract owners (As restated, see note 8)	$322,783	$1,480,829	$57,616	$185,936	$776,660	$660,209	$35,405	$609,697	$612,154	$153,094	$1,477,789	$1,839,892
Adjustment for investment results (As restated, see note 8)	37,328	153,938	68,438	14,001	108,794	42,311	272	119,983	81,724	3,455	155,986	326,137
Deductions:
Mortality and expense risk charge	(3,545)	(16,101)	(3,686)	(1,259)	(7,616)	(2,410)	(178)	(6,721)	(5,382)	(519)	(17,471)	(20,554)
Contract maintenance charges:
Administrative expense	(10,228)	(36,780)	(7,231)	(1,339)	(16,653)	(5,331)	(451)	(12,597)	(14,032)	(489)	(50,790)	(54,916)
Cost of insurance	(89,927)	(397,111)	(89,886)	(30,504)	(188,263)	(67,730)	(5,648)	(164,624)	(144,619)	(7,728)	(459,404)	(521,079)
Benefits, surrenders and terminations	(43,224)	(166,112)	(25,251)	(540)	(81,596)	(21,329)	(511)	(39,034)	(132,867)	(75,417)	(224,617)	(262,181)

Net Assets	$213,187	$1,018,663	$—	$166,295	$591,326	$605,720	$28,889	$506,704	$396,978	$72,396	$881,493	$1,307,299

4.	CHARGES AND DEDUCTIONS

Fund Management and Fees—AIM Advisors, Inc., Fred Alger Management, Deutsche Asset Management, Inc., The Dreyfus Corporation, Evergreen Investment Management Company, LLC, MFS Investment Management, Templeton Investment Counsel, LLC, Franklin Advisors, Inc. and Wells Fargo Funds Management, LLC, are the fund managers (the “Manager”) of their respective funds and provide investment advisory services to their respective fund portfolios. Each portfolio will pay the Manager a fee for managing its investments. However, for certain portfolios, the Manager waived part or all of its management fee during 2006 and 2005. This management fee is calculated by the Manager as a percentage of the fund’s annual average net assets, before amounts waived, as follows:

Portfolio	Management Fee
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund—Series I Shares	0.61%
AIM V.I. Capital Development Fund—Series I Shares	0.75
AIM V.I. Core Equity Fund—Series I Shares	0.61
AIM V.I. Government Securities Fund—Series I Shares	0.46
AIM V.I. International Growth Fund—Series I Shares	0.72
AIM V.I. Technology Fund—Series I Shares	0.75
AIM V.I. Utilities Fund—Series I Shares	0.60

The Alger American Funds:
Alger American Balanced Portfolio—Class O Shares	0.71
Alger American Growth Portfolio—Class O Shares	0.71
Alger American Income & Growth Portfolio—Class O Shares	0.59
Alger American Leveraged AllCap Portfolio—Class O Shares	0.81
Alger American MidCap Growth Portfolio—Class O Shares	0.76
Alger American Small Capitalization Portfolio—Class O Shares	0.81

Dreyfus Variable Investment Funds:
Dreyfus VIF-Appreciation Portfolio—Initial Shares	0.75
Dreyfus VIF-Money Market Portfolio	0.50
Dreyfus VIF-Quality Bond Portfolio—Initial Shares	0.65

The Dreyfus Socially Responsible Growth Fund, Inc.—
The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares	0.75

Evergreen Investments:
Evergreen VA Balanced Fund	0.29
Evergreen VA International Equity Fund	0.40
Evergreen VA Special Values Fund	0.78

MFS® Variable Insurance Trust:
MFS® Emerging Growth Series	0.75
MFS® Investors Trust Series	0.75
MFS® Research Series	0.75
MFS® Total Return Series	0.75
MFS® High Income Series	0.75
MFS® Value Series	0.75

Portfolio	Management Fee
DWS Scudder:
DWS Dreman High Return Equity VIP	0.73
DWS Dreman Small Mid Cap Value VIP	0.73
DWS Equity 500 Index VIP	0.29
DWS High Income VIP	0.59
DWS Large Cap Value VIP	0.74
DWS Mid Cap Growth VIP	0.75
DWS Small Cap Index VIP	0.45

Franklin Templeton Variable Insurance Products Trust:
Franklin Large Cap Value Securities Fund—Class 2	0.45
Franklin Real Estate Fund—Class 2	0.47
Franklin Zero Coupon Fund-2010—Class 2	0.60
Templeton Foreign Securities Fund—Class 2	0.63
Templeton Global Asset Allocation Fund—Class 2	0.62
Templeton Global Income Securities Fund—Class 2	0.56

Wells Fargo Variable Trust:
Wells Fargo Advantage VT Asset Allocation Fund	0.55
Wells Fargo Advantage VT Discovery Fund	0.75
Wells Fargo Advantage VT Opportunity Fund	0.73
Wells Fargo Advantage VT Total Return Bond Fund	0.45

*	Effective May 1, 2006, AIM V.I. Growth Fund merged with AIM V.I. Capital Appreciation Fund; AIM V.I. Premier Equity and AIM V.I. Core Stock Fund merged with AIM V.I. Core Equity Fund. The management fees reflected are those of the surviving funds.

Mortality and Expense Charges—The Sponsor deducts a daily charge from net assets in the portfolios for certain mortality and expense risks that the Titanium Universal Life Variable Account bears. This charge is at an effective annual rate of 0.75% of the portfolio assets during the first 10 policy years, 0.50% during the second 10 policy years, and 0.25% thereafter. The Sponsor guarantees not to increase the mortality and expense charge above these annual rates. The Sponsor expects a profit from this charge. The profit, if any, from this charge may be used for any purpose, including distribution expenses.

Premium Expense Charges—The Sponsor deducts a premium expenses charge from each premium before allocating the resulting net premium to the policy value. This charge consists of three types:

(1)	2.5% of each premium is deducted for state premium taxes

(2)	1.5% of each premium is deducted for the Sponsor’s estimate of the cost of federal income tax treatment of the deferred acquisition costs

(3)	4% of each premium is deducted as a sales load until premiums paid equal 10 times the target premium for the policy. The target premium is discussed in further detail in the prospectus.

Transaction Charge—For each withdrawal in excess of one per policy year, the Sponsor deducts a charge of $25 or 2% of the amount withdrawn, whichever is less. This charge will not be increased.

Transaction Fee—For each transfer between subaccounts in excess of 12 per policy year, the Sponsor deducts a $25 transfer fee for each transfer. This charge will not be increased.

Surrender Charge—If the policy is surrendered before the beginning of the 15th policy year, the Sponsor will deduct a surrender charge based on its face amount at issue. The Sponsor will also deduct the surrender charge if surrendered before the beginning of the 15th year following an increase in its face amount (based on the amount of the increase). A portion of the surrender charge will also be deducted from any face amount decrease the policyholder requests, or if the face amount decreases due to a withdrawal.

The surrender charge consists of two types of charges, an administrative surrender charge and a sales surrender charge. The administrative charge is $4 per $1,000 of the face amount for the first nine policy years (or the first nine years after a face amount increase) and declines each year thereafter until it reaches zero. The administrative surrender charge per $1,000 of face amount is as follows:

Policy Year	Charge Per $1,000 of Face Amount
1-9	$4.00
10	3.33
11	2.67
12	2.00
13	1.33
14	0.67

The sales surrender charge is calculated as a percentage of actual premiums paid up to a maximum based on the target premiums. The percentages of premium are:

Policy Years 1-2:	26% of premiums paid up to one target premium, plus 6% of premiums paid above one target premium up to two target premiums, plus 5% of premiums paid above two target premiums.
Policy Years 3-9:	46% of premiums paid up to one target premium, plus 44% of premiums paid above one target premium up to two target premiums.

Cost of Insurance—A mortality charge will be deducted monthly to compensate the Sponsor for the cost of insurance for the preceding policy year. The mortality charge is based on a policy’s net amount at risk and on the attained age, sex, and risk class of the insured and is determined by the Sponsor based upon its expectation as to future mortality experience.

18

5.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2006 was as follows:

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Capital Development Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
2006
Units issued	509,085	172,967	3,424	610,297	181,006	47,302	9,258	90,086	557,402	79,467	25,884	400,140
Units redeemed	(345,976)	(375,678)	(850)	(438,555)	(286,992)	(100,698)	(8,114)	(73,193)	(522,222)	(86,924)	(20,280)	(383,603)

	163,109	(202,711)	2,574	171,742	(105,986)	(53,396)	1,144	16,893	35,180	(7,457)	5,604	16,537

	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series
2006
Units issued	205,180	324,404	265,741	149,706	62,847	128,970	111,276	76,939	12,524	43,790	136,905	249,886
Units redeemed	(190,195)	(304,998)	(241,105)	(157,975)	(58,786)	(124,438)	(107,049)	(73,013)	(12,597)	(35,027)	(125,320)	(244,798)

	14,985	19,406	24,636	(8,269)	4,061	4,532	4,227	3,926	(73)	8,763	11,585	5,088

	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	MFS® Value Series	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Equity 500 Index VIP	DWS High Income VIP	DWS Large Cap Value VIP	DWS Mid Cap Growth VIP	DWS Small Cap Index VIP
2006
Units issued	5,779	53,225	76,080	146,419	8,743	1,306	15,771	28,196	589	7,824	3,258	100,090
Units redeemed	(4,771)	(49,005)	(64,036)	(139,157)	(2,928)	(554)	(5,339)	(27,163)	(224)	(2,205)	(362)	(92,841)

	1,008	4,220	12,044	7,262	5,815	752	10,432	1,033	365	5,619	2,896	7,249

	Franklin Large Cap Value Securities Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund	Wells Fargo Adv. VT Total Return Bond Fund
2006
Units issued	1,208	73,816	11,784	90,928	48,504	25,786	606	168,041	216,141	2,272
Units redeemed	(364)	(70,761)	(9,050)	(81,680)	(46,008)	(20,037)	(321)	(150,349)	(192,396)	(776)

	844	3,055	2,734	9,248	2,496	5,749	285	17,692	23,745	1,496

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and the proceeds from sales of investments of Titanium Universal Life Variable Account for the year ended December 31, 2006 were as follows:

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Capital Development Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Cost of purchases	$1,601,450	$106,916	$29,307	$1,758,802	$72,275	$57,555	$24,753	$274,222	$363,539	$215,916	$95,758	$434,778
Proceeds from sales of investments	(266,546)	(1,328,919)	(1,061)	(262,126)	(890,768)	(605,284)	(11,813)	(70,469)	(254,295)	(260,351)	(23,733)	(313,157)

	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Cap Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series
Cost of purchases	$255,640	$290,292	$918,204	$268,467	$110,803	$516,627	$225,260	$77,215	$17,753	$177,532	$600,795	$184,669
Proceeds from sales of investments	(121,787)	(145,716)	(330,586)	(358,435)	(66,141)	(426,398)	(133,865)	(52,372)	(17,789)	(43,076)	(133,498)	(157,699)

	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	MFS® Value Series	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Equity 500 Index VIP	DWS High Income VIP	DWS Large Cap Value VIP	DWS Mid Cap Growth VIP	DWS Small Cap Index VIP
Cost of purchases	$21,192	$75,290	$135,036	$305,920	$70,768	$8,813	$117,331	$59,152	$4,432	$60,880	$31,211	$364,064
Proceeds from sales of investments	(8,037)	(34,179)	(30,352)	(150,986)	(5,635)	(673)	(1,453)	(45,366)	(624)	(1,129)	(934)	(235,823)

	Franklin Large Cap Value Securities Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund	Wells Fargo Adv. VT Total Return Bond Fund
Cost of purchases	$9,646	$368,850	$63,031	$264,806	$178,771	$101,095	$3,384	$266,200	$744,617	$17,069
Proceeds from sales of investments	(872)	(260,905)	(33,597)	(148,671)	(83,054)	(27,395)	(448)	(149,169)	(286,695)	(1,864)

7.	FINANCIAL HIGHLIGHTS

The financial highlights of the Titanium Universal Life Variable Account for each of the five years in the period ended December 31, 2006 were as follows:

2006	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Capital Development Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Number of units at December 31, 2006	273,092	—	2,574	250,091	—	—	3,032	72,613	382,773	47,041	11,979	207,581
Unit value at December 31, 2006	$8.217	$—	$11.175	$9.458	$—	$—	$10.597	$13.451	$3.780	$11.465	$11.907	$8.385
Net assets at December 31, 2006	$2,243,969	$—	$28,764	$2,365,299	$—	$—	$32,129	$976,751	$1,446,709	$539,342	$142,630	$1,740,548
Investment income ratio for the year ended December 31, 2006 *	0.08%	0.00%	3.31%	0.84%	2.27%	2.49%	5.59%	1.15%	0.00%	5.30%	7.79%	0.13%
Expense ratio for the year ended December 31, 2006 *, **	0.86%	0.54%	0.70%	0.85%	0.52%	0.52%	0.85%	0.72%	0.81%	0.65%	0.82%	0.78%
Total return for the year ended December 31, 2006 *	2.63%	14.25%	6.25%	15.24%	10.58%	12.93%	3.67%	23.96%	9.73%	20.49%	4.71%	4.49%

2006	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series
Number of units at December 31, 2006	121,075	200,114	177,492	103,340	52,238	97,876	65,766	64,451	5,177	25,715	76,878	165,859
Unit value at December 31, 2006	$9.239	$9.074	$13.102	$9.950	$11.131	$11.356	$14.068	$7.389	$11.081	$13.840	$24.768	$6.680
Net assets at December 31, 2006	$1,118,573	$1,815,740	$2,325,421	$1,028,269	$581,466	$1,111,482	$925,168	$476,208	$57,367	$355,893	$1,904,080	$1,107,938
Investment income ratio for the year ended December 31, 2006 *	1.21%	0.00%	14.69%	0.00%	1.46%	4.41%	4.65%	0.10%	2.50%	9.95%	13.51%	0.00%
Expense ratio for the year ended December 31, 2006 *, **	0.72%	0.74%	0.78%	0.78%	0.73%	0.74%	0.76%	0.74%	0.77%	0.72%	0.75%	0.75%
Total return for the year ended December 31, 2006 *	8.54%	17.13%	9.38%	18.19%	14.68%	3.68%	3.55%	8.09%	9.05%	20.02%	18.72%	6.65%

2006	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	MFS® Value Series	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Equity 500 Index VIP	DWS High Income VIP	DWS Large Cap Value VIP	DWS Mid Cap Growth VIP	DWS Small Cap Index VIP
Number of units at December 31, 2006	2,471	24,282	37,027	81,519	5,815	752	10,432	14,824	365	5,619	2,896	48,318
Unit value at December 31, 2006	$12.332	$10.670	$9.357	$15.236	$11.660	$11.443	$11.937	$13.826	$10.893	$11.105	$10.594	$16.791
Net assets at December 31, 2006	$30,472	$259,090	$346,457	$1,242,014	$67,805	$8,605	$124,527	$204,955	$3,976	$62,399	$30,679	$811,296
Investment income ratio for the year ended December 31, 2006 *	7.40%	0.47%	0.46%	5.37%	0.38%	10.09%	0.39%	1.18%	0.65%	0.03%	0.00%	5.48%
Expense ratio for the year ended December 31, 2006 *, **	0.78%	0.75%	0.75%	0.75%	0.28%	0.91%	0.38%	0.75%	0.55%	0.37%	0.31%	0.87%
Total return for the year ended December 31, 2006 *	10.23%	11.77%	9.93%	10.68%	8.02%	20.01%	13.93%	13.83%	8.60%	8.18%	2.34%	17.69%

2006	Franklin Large Cap Value Securities Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund	Wells Fargo Adv. VT Total Return Bond Fund
Number of units at December 31, 2006	844	42,425	5,500	51,454	31,398	11,994	285	147,108	133,015	1,496
Unit value at December 31, 2006	$11.258	$18.415	$10.613	$14.472	$16.512	$12.976	$10.870	$7.751	$13.326	$10.285
Net assets at December 31, 2006	$9,502	$781,264	$58,372	$744,633	$518,437	$155,631	$3,098	$1,140,170	$1,772,539	$15,386
Investment income ratio for the year ended December 31, 2006 *	2.40%	8.37%	5.26%	1.29%	13.69%	3.74%	3.29%	0.00%	11.94%	4.11%
Expense ratio for the year ended December 31, 2006 *, **	0.55%	0.65%	0.93%	0.78%	0.76%	0.81%	0.58%	0.77%	0.80%	0.68%
Total return for the year ended December 31, 2006 *	17.22%	17.47%	4.46%	19.98%	18.56%	11.31%	13.17%	13.24%	11.62%	5.90%

												(continued )

2005	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Number of units at December 31, 2005 (as restated, see note 8)	109,983	202,711	78,349	105,986	53,396	1,888	55,720	347,593	54,498	6,375	191,044
Unit value at December 31, 2005 (as restated, see note 8)	$7.788	$5.612	$8.165	$7.395	$9.723	$10.310	$10.569	$3.447	$9.200	$11.457	$8.034
Net assets at December 31, 2005	$856,540	$1,137,662	$639,721	$783,747	$519,175	$19,466	$588,878	$1,198,047	$501,397	$73,040	$1,534,826
Investment income ratio for the year ended December 31, 2005 *	0.07%	0.00%	1.62%	0.87%	0.45%	4.04%	0.72%	0.00%	3.08%	0.82%	0.22%
Expense ratio for the year ended December 31, 2005 *, **	0.72%	0.73%	0.74%	0.73%	0.74%	0.77%	0.72%	0.72%	0.68%	0.49%	0.74%
Total return for the year ended December 31, 2005 (as restated, see note 8) *	8.12%	6.78%	4.72%	4.91%	2.89%	1.29%	16.65%	2.20%	9.02%	5.67%	10.95%

2005	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund
Number of units at December 31, 2005 (as restated, see note 8)	106,090	180,708	152,856	111,609	48,177	93,344	61,539	60,525	5,250	16,952	65,293
Unit value at December 31, 2005 (as restated, see note 8)	$8.515	$7.665	$11.984	$8.353	$9.628	$10.940	$13.598	$6.817	$10.162	$11.320	$20.527
Net assets at December 31, 2005	$903,372	$1,385,130	$1,831,871	$932,276	$463,864	$1,021,218	$836,777	$412,583	$53,352	$191,892	$1,340,290
Investment income ratio for the year ended December 31, 2005 *	1.05%	0.00%	3.63%	0.00%	0.02%	2.69%	3.62%	0.00%	2.38%	2.65%	1.09%
Expense ratio for the year ended December 31, 2005 *, **	0.74%	0.71%	0.73%	0.70%	0.71%	0.74%	0.75%	0.73%	0.75%	0.76%	0.74%
Total return for the year ended December 31, 2005 (as restated, see note 8) *	2.90%	12.71%	9.14%	14.29%	3.33%	1.95%	1.73%	3.05%	4.92%	15.96%	(1.04%)

2005	MFS® Emerging Growth Series	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	DWS EAFE® Equity Index Fund	DWS Equity 500 Index Fund	DWS Small Cap Index Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund
Number of units at December 31, 2005 (as restated, see note 8)	160,771	1,463	20,062	24,983	74,257	—	13,791	41,069	39,370	2,766	42,206
Unit value at December 31, 2005 (as restated, see note 8)	$6.238	$11.260	$9.514	$8.533	$13.718	$—	$12.058	$14.398	$15.385	$10.444	$12.005
Net assets at December 31, 2005	$1,002,844	$16,473	$190,869	$213,187	$1,018,663	$—	$166,295	$591,326	$605,720	$28,889	$506,704
Investment income ratio for the year ended December 31, 2005 *	0.00%	5.47%	0.54%	0.43%	5.76%	4.62%	1.17%	0.64%	0.97%	5.66%	1.15%
Expense ratio for the year ended December 31, 2005 *, **	0.72%	0.73%	0.75%	0.73%	0.75%	0.83%	0.70%	0.76%	0.63%	0.90%	0.74%
Total return for the year ended December 31, 2005 (as restated, see note 8) *	8.77%	1.56%	6.60%	7.27%	2.22%	1.61%	4.76%	1.66%	8.02%	0.11%	9.66%

2005	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund
Number of units at December 31, 2005 (as restated, see note 8)	28,902	6,245	129,416	109,270
Unit value at December 31, 2005 (as restated, see note 8)	$13.735	$11.593	$6.811	$11.964
Net assets at December 31, 2005	$396,978	$72,396	$881,493	$1,307,299
Investment income ratio for the year ended December 31, 2005 *	3.49%	5.10%	0.00%	0.00%
Expense ratio for the year ended December 31, 2005 *, **	0.71%	0.62%	0.72%	0.75%
Total return for the year ended December 31, 2005 (as restated, see note 8) *	2.87%	(3.71%)	8.73%	7.60%

(continued)

2004	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Number of units at December 31, 2004 (as restated, see note 8)	94,415	184,296	66,549	99,692	48,644	956	46,131	292,305	29,885	1,159	172,286
Unit value at December 31, 2004 (as restated, see note 8)	$7.209	$5.261	$7.808	$7.044	$9.471	$10.219	$9.028	$3.399	$7.932	$10.645	$7.225
Net assets at December 31, 2004	$680,669	$969,586	$519,588	$702,260	$460,726	$9,769	$416,480	$993,414	$237,062	$12,338	$1,244,725
Investment income ratio for the year ended December 31, 2004 *	0.00%	0.00%	0.98%	0.46%	0.88%	6.18%	0.69%	0.00%	2.44%	0.71%	0.00%
Expense ratio for the year ended December 31, 2004 *, **	0.72%	0.73%	0.74%	0.74%	0.73%	0.29%	0.71%	0.72%	0.77%	0.60%	0.74%
Total return for the year ended December 31, 2004	5.30%	9.66%	1.60%	3.83%	3.45%	0.72%	21.73%	4.45%	22.02%	9.19%	5.37%
2004	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund
Number of units at December 31, 2004 (as restated, see note 8)	88,185	163,582	125,390	74,975	43,680	64,490	52,395	55,879	3,967	12,273	53,749
Unit value at December 31, 2004 (as restated, see note 8)	$8.294	$6.748	$10.994	$7.200	$9.293	$10.737	$13.357	$6.628	$9.724	$9.834	$18.674
Net assets at December 31, 2004	$731,400	$1,103,808	$1,378,591	$539,841	$405,912	$692,433	$699,828	$370,377	$38,574	$120,693	$1,003,711
Investment income ratio for the year ended December 31, 2004 *	0.49%	0.00%	0.00%	0.00%	2.14%	0.79%	4.38%	0.42%	0.94%	1.30%	1.90%
Expense ratio for the year ended December 31, 2004 *, **	0.73%	0.73%	0.72%	0.73%	0.71%	0.72%	0.75%	0.74%	0.77%	0.77%	0.73%
Total return for the year ended December 31, 2004	6.94%	6.95%	9.84%	13.09%	5.32%	0.07%	9.66%	5.68%	5.72%	17.86%	18.21%
2004	MFS® Emerging Growth Series	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	DWS EAFE® Equity Index Fund	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund
Number of units at December 31, 2004 (as restated, see note 8)	141,046	591	19,141	19,550	60,141	31,600	7,422	28,997	5,979	646	33,040
Unit value at December 31, 2004 (as restated, see note 8)	$5.756	$11.103	$8.932	$7.975	$13.442	$8.626	$11.606	$13.912	$13.662	$10.392	$10.978
Net assets at December 31, 2004	$811,814	$6,562	$170,971	$155,914	$808,444	$272,591	$86,143	$403,393	$81,685	$6,713	$362,721
Investment income ratio for the year ended December 31, 2004 *	0.00%	2.01%	0.60%	0.97%	1.55%	1.75%	0.69%	0.37%	1.25%	2.09%	1.12%
Expense ratio for the year ended December 31, 2004 *, **	0.72%	0.61%	0.73%	0.72%	0.75%	0.71%	0.63%	0.71%	0.59%	0.54%	0.76%
Total return for the year ended December 31, 2004	12.36%	10.70%	10.08%	14.49%	10.74%	20.02%	10.54%	17.09%	30.20%	2.20%	18.78%
2004	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund
Number of units at December 31, 2004 (as restated, see note 8)	24,569	4,729	120,764	85,733
Unit value at December 31, 2004 (as restated, see note 8)	$13.364	$12.051	$6.261	$11.172
Net assets at December 31, 2004	$328,347	$56,991	$756,088	$957,824
Investment income ratio for the year ended December 31, 2004 *	2.50%	1.45%	0.00%	0.00%
Expense ratio for the year ended December 31, 2004 *, **	0.70%	0.42%	0.72%	0.73%
Total return for the year ended December 31, 2004	16.66%	18.72%	16.30%	16.19%

											(continued )

2003	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Growth Portfolio	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio
Number of units at December 31, 2003	81,280	145,113	58,934	98,607	46,403	38,238	251,420	27,575	136,550	72,119	143,768
Unit value at December 31, 2003	$6.820	$4.900	$7.220	$6.720	$9.160	$7.340	$3.270	$6.470	$6.900	$7.750	$6.280
Net assets at December 31, 2003	$554,122	$710,577	$425,652	$662,363	$425,118	$280,524	$822,825	$178,403	$942,114	$558,829	$903,462
Investment income ratio for the year ended December 31, 2003 *	0.00%	0.00%	1.06%	0.35%	1.38%	0.61%	0.00%	1.29%	0.00%	0.29%	0.00%
Expense ratio for the year ended December 31, 2003 *, **	0.71%	0.70%	0.71%	0.74%	0.72%	0.71%	0.75%	0.69%	0.74%	0.72%	0.75%
Total return for the year ended December 31, 2003 *	24.65%	25.63%	21.63%	22.99%	19.99%	26.78%	36.94%	15.39%	30.04%	25.80%	28.15%

2003	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Equity Index Fund	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series
Number of units at December 31, 2003	101,061	48,178	28,876	53,797	40,228	48,580	—	3,601	10,375	45,770	109,792
Unit value at December 31, 2003	$9.800	$6.220	$8.910	$10.730	$13.000	$6.290	$—	$9.220	$8.310	$15.630	$5.130
Net assets at December 31, 2003	$990,328	$299,832	$257,278	$577,352	$523,864	$305,463	$—	$33,190	$86,235	$715,415	$563,535
Investment income ratio for the year ended December 31, 2003 *	0.00%	0.00%	1.72%	0.57%	7.05%	0.13%	2.23%	2.53%	1.11%	0.12%	0.00%
Expense ratio for the year ended December 31, 2003 *, **	0.73%	0.69%	0.70%	0.64%	0.75%	0.71%	1.07%	0.67%	0.73%	0.71%	0.73%
Total return for the year ended December 31, 2003 *	38.01%	32.70%	19.37%	(0.07%)	3.48%	22.39%	30.76%	12.84%	21.92%	27.80%	24.46%

2003	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	DWS EAFE® Equity Index Fund	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund
Number of units at December 31, 2003	16,500	16,705	41,586	18,811	2,821	17,825	19,104	12,573	110,586	72,311
Unit value at December 31, 2003	$8.080	$6.940	$12.170	$7.300	$10.570	$11.910	$9.330	$11.640	$5.290	$9.520
Net assets at December 31, 2003	$133,352	$115,858	$505,983	$137,313	$29,832	$212,212	$178,248	$146,298	$585,485	$688,436
Investment income ratio for the year ended December 31, 2003 *	0.54%	0.74%	1.56%	3.56%	0.00%	0.80%	1.45%	2.45%	0.00%	0.09%
Expense ratio for the year ended December 31, 2003 *, **	0.71%	0.72%	0.71%	0.67%	0.05%	0.69%	0.69%	0.72%	0.76%	0.74%
Total return for the year ended December 31, 2003 *	19.66%	21.28%	14.89%	28.47%	4.20%	36.34%	28.92%	28.97%	28.04%	31.93%

(continued)

2002	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Growth Portfolio	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio
Number of units at December 31, 2002	56,170	88,596	40,934	66,728	29,318	26,777	167,113	21,426	84,421	44,280	94,653
Unit value at December 31, 2002	$5.299	$3.760	$5.849	$5.411	$7.529	$5.727	$2.269	$5.549	$5.144	$6.013	$4.700
Net assets at December 31, 2002	$297,660	$334,475	$239,406	$361,040	$220,737	$153,354	$379,260	$118,887	$434,230	$266,247	$444,823
Investment income ratio for the year ended December 31, 2002 *	0.00%	0.00%	0.44%	0.49%	2.25%	0.79%	0.00%	0.69%	0.04%	0.58%	0.01%
Expense ratio for the year ended December 31, 2002 *, **	0.76%	0.59%	0.94%	0.75%	0.74%	0.76%	0.73%	0.69%	0.77%	0.75%	0.78%
Total return for the year ended December 31, 2002 *	(30.81%)	(34.91%)	(19.08%)	(37.37%)	(24.46%)	(19.32%)	(63.51%)	(17.42%)	(41.50%)	(39.67%)	(44.53%)

2002	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Equity Index Fund	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series
Number of units at December 31, 2002	66,791	27,483	16,057	22,636	23,968	33,271	43,808	2,565	7,536	31,242	68,861
Unit value at December 31, 2002	$6.680	$4.405	$7.412	$10.738	$12.510	$5.028	$6.350	$8.021	$6.794	$12.159	$3.972
Net assets at December 31, 2002	$446,186	$121,064	$119,011	$243,073	$299,853	$167,280	$278,185	$20,578	$51,198	$379,874	$273,503
Investment income ratio for the year ended December 31, 2002 *	0.00%	0.00%	1.77%	1.27%	5.39%	0.32%	2.50%	3.35%	0.96%	4.35%	0.00%
Expense ratio for the year ended December 31, 2002 *, **	0.78%	0.72%	0.76%	0.69%	0.80%	0.75%	0.52%	0.71%	0.74%	0.80%	0.73%
Total return for the year ended December 31, 2002 *	(38.09%)	(28.94%)	(20.43%)	0.58%	8.01%	(35.49%)	(12.47%)	(10.23%)	(24.92%)	(18.19%)	(40.78%)

2002	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	DWS EAFE® Equity Index Fund	DWS Small Cap Index VIP	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund
Number of units at December 31, 2002	9,909	12,789	26,139	13,100	10,999	9,010	6,888	76,201	47,596
Unit value at December 31, 2002	$6.666	$5.604	$10.538	$5.515	$8.191	$7.112	$8.884	$3.974	$7.003
Net assets at December 31, 2002	$66,052	$71,665	$275,458	$72,246	$90,095	$64,080	$61,196	$302,853	$333,291
Investment income ratio for the year Ended December 31, 2002 *	0.50%	0.30%	2.72%	2.68%	1.32%	1.50%	1.68%	0.00%	3.69%
Expense ratio for the year ended December 31, 2002 *, **	0.77%	0.86%	0.81%	0.64%	0.87%	0.76%	0.76%	0.75%	0.75%
Total return for the year ended December 31, 2002 *	(25.66%)	(33.57%)	(7.12%)	(12.55%)	(27.33%)	(22.95%)	(5.60%)	(49.85%)	(34.60%)

(concluded)

*	Based on the average net assets for the period.
**	Only includes expenses borne directly by the Titanium Universal Life Variable Account, consisting primarily of mortality and expense charges, and excludes expenses incurred indirectly by the underlying funds or charged through the redemption of units. Fees are charged as direct reductions in unit values.

8.	RESTATEMENT OF 2005 STATEMENTS OF CHANGES IN NET ASSETS

In preparing the 2006 financial statements of the Titanium Universal Life Variable Account, management identified an inadvertent error in reporting for unrealized investment gains and losses in the previously issued Statements of Changes in Net Assets. Instead of only reporting the current year unrealized gains or losses, the Titanium Universal Life Variable Account mistakenly reported the cumulative amounts of unrealized gains and losses. These errors had no impact on previously reported Net increase (decrease) in net assets or Net assets – End of year for any of the portfolios.

Management has also corrected the current year presentation of the financial statements to separately present Statements of Operations and Statements of Changes in Net Assets. Separate presentation is required by the Investment Company Audit Guide of the American Institute of Certified Public Accountants; wherein, SEC-registered unit investment trusts should present separately a Statement of Operations for the current year and Statements of Changes in Net Assets for the latest two years. The Titanium Universal Life Variable Account had previously reported Statements of Operations and Changes in Net Assets as one financial statement for each portfolio. In correcting the presentation of its Statements of Operations and Changes in Net Assets, certain contract maintenance charges were also reclassified from Changes in net assets from operations to Changes in net assets from variable life policy transactions in the 2005 Statements of Changes in Net Assets for each portfolio. The reclassification of these contract maintenance charges had no impact on the previously reported ratios in the Financial Highlights or Net increase (decrease) in net assets or Net assets for any of the portfolios.

In addition, management determined that instead of reporting the number of units outstanding and corresponding per unit value in the previously issued financial statements, the number of shares outstanding and therefore also the per share value had been reported in error. The number of shares represents the shares that the Titanium Universal Life Variable Account owns of each portfolio, while the number of units represents the shares that the contract owners own of each portfolio of the Titanium Universal Life Variable Account. These errors had no impact on previously reported Net increase (decrease) in net assets or Net assets – End of year for any of the portfolios.

As a result, the Titanium Universal Life Variable Account’s Statements of Changes in Net Assets for the year ended December 31, 2005 and the Financial Highlights for the years ended December 31, 2005 and 2004 have been restated from amounts previously reported to correct the errors discussed above.

The following tables present the effects of the restatement on the financial statements and the Financial Highlights:

STATEMENT OF CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2005

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio
Unrealized appreciation (depreciation) of investments during the year:
As previously reported	$122,814	$175,014	$50,591	$75,732	$44,700	$(495)	$164,909	$74,159	$55,088	$2,691	$261,004	$96,445	$269,311
As restated	$60,699	$64,714	$18,306	$28,040	$10,703	$(248)	$69,109	$29,229	$15,106	$2,111	$129,652	$15,052	$152,435
Net increase (decrease) in net assets resulting from operations:
As previously reported	$12,114	$22,776	$(30,697)	$4,845	$(31,380)	$(2,808)	$104,074	$(98,884)	$31,124	$(4,575)	$74,325	$(19,072)	$96,091
As restated	$62,389	$71,439	$27,356	$36,491	$14,177	$188	$83,720	$24,138	$33,288	$2,421	$152,212	$23,667	$158,143
Premium deposits and net transfers:
As previously reported	$222,487	$260,371	$192,189	$143,600	$141,655	$12,698	$118,870	$400,259	$281,568	$65,737	$391,480	$258,836	$276,551
As restated	$284,602	$370,671	$224,474	$191,292	$175,652	$12,451	$214,670	$445,189	$321,550	$66,317	$522,832	$340,229	$393,427
Net increase (decrease) in net assets resulting from variable life policy transactions:
As previously reported	$163,757	$145,300	$150,830	$76,642	$89,829	$12,505	$68,324	$303,517	$233,211	$65,277	$215,776	$191,044	$185,231
As restated	$113,482	$96,637	$92,777	$44,996	$44,272	$9,509	$88,678	$180,495	$231,047	$58,281	$137,889	$148,305	$123,179

	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund	MFS® Emerging Growth Series	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series
Unrealized appreciation (depreciation) of investments during the year:
As previously reported	$321,461	$195,504	$39,308	$—	$29,467	$35,452	$4,216	$37,392	$195,240	$173,805	$(56)	$31,674	$33,743
As restated	$65,431	$97,378	$11,936	$(18)	$(11,704)	$12,084	$1,076	$15,839	$(41,148)	$75,172	$(358)	$8,136	$10,849
Net increase (decrease) in net assets resulting from operations:
As previously reported	$131,915	$93,996	$(21,030)	$(202,859)	$(68,990)	$(8,091)	$(5,739)	$18,605	$45,311	$37,558	$(3,044)	$12,250	$8,783
As restated	$146,680	$105,199	$14,489	$16,671	$13,280	$11,923	$2,263	$24,945	$(12,197)	$79,551	$180	$11,940	$13,408
Premium deposits and net transfers:
As previously reported	$488,261	$390,375	$147,207	$611,113	$270,515	$76,236	$23,226	$78,157	$386,833	$223,272	$13,012	$31,237	$61,466
As restated	$744,291	$488,501	$174,579	$611,131	$311,686	$99,604	$26,366	$99,710	$623,221	$321,905	$13,314	$54,775	$84,360
Net increase (decrease) in net assets resulting from variable life policy transactions:
As previously reported	$321,365	$298,439	$78,982	$531,644	$205,939	$50,297	$20,517	$52,594	$291,268	$153,472	$12,955	$7,648	$48,490
As restated	$306,600	$287,236	$43,463	$312,114	$123,669	$30,283	$12,515	$46,254	$348,776	$111,479	$9,731	$7,958	$43,865

	MFS® Total Return Series	DWS EAFE® Equity Index Fund	DWS Equity 500 Index Fund	DWS Small Cap Index Fund	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund
Unrealized appreciation (depreciation) of investments during the year:
As previously reported	$69,826	$—	$11,701	$79,588	$37,143	$(696)	$98,972	$43,187	$(3,108)	$174,196	$270,233
As restated	$(31,734)	$(59,241)	$5,035	$(9,900)	$25,253	$(722)	$33,106	$(9,484)	$(6,518)	$62,030	$60,045
Net increase (decrease) in net assets resulting from operations:
As previously reported	$(18,276)	$11,232	$(13,289)	$17,388	$(24,552)	$(4,861)	$33,800	$5,245	$(5,609)	$62,521	$112,074
As restated	$20,266	$2,195	$6,007	$8,271	$27,565	$20	$41,984	$10,425	$(2,399)	$71,440	$86,020
Premium deposits and net transfers:
As previously reported	$302,238	$(283,823)	$93,916	$224,557	$569,841	$27,548	$131,306	$143,534	$68,914	$142,998	$353,265
As restated	$403,798	$(248,425)	$100,582	$314,045	$581,731	$27,574	$197,172	$196,205	$72,324	$255,164	$563,453
Net increase (decrease) in net assets resulting from variable life policy transactions:
As previously reported	$228,495	$(283,823)	$93,441	$170,545	$548,587	$27,037	$110,183	$63,386	$21,014	$62,884	$237,401
As restated	$189,953	$(272,591)	$74,145	$179,662	$496,470	$22,156	$101,999	$58,206	$17,804	$53,965	$263,455

FINANCIAL HIGHLIGHTS, NOTE 7

The following changes have been made to the 2005 footnote 7:

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Number of units at December 31, 2005
As previously reported	34,712	65,964	27,285	35,121	27,258	1,640	25,420	94,426	28,126	5,059	39,111
As restated	109,983	202,711	78,349	105,986	53,396	1,888	55,720	347,593	54,498	6,375	191,044

Unit value at December 31, 2005
As previously reported	$24.676	$17.247	$23.446	$22.316	$19.047	$11.870	$23.166	$12.688	$17.827	$14.438	$39.243
As restated	$7.788	$5.612	$8.165	$7.395	$9.723	$10.310	$10.569	$3.447	$9.200	$11.457	$8.034

Total return for the year ended
As previously reported	16.20%	17.25%	10.29%	11.33%	9.83%	(0.40)%	35.71%	6.30%	19.84%	7.03%	20.40%
As restated	8.12%	6.78%	4.72%	4.91%	2.89%	1.29%	16.65%	2.20%	9.02%	5.67%	10.95%

	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund
Number of units at December 31, 2005
As previously reported	87,893	39,833	83,663	39,377	12,502	1,021,412	74,196	15,823	3,777	13,412	83,108
As restated	106,090	180,708	152,856	111,609	48,177	93,344	61,539	60,525	5,250	16,952	65,293

Unit value at December 31, 2005
As previously reported	$10.278	$34.773	$21.896	$23.676	$37.103	$1.000	$11.278	$26.075	$14.125	$14.307	$16.127
As restated	$8.515	$7.665	$11.984	$8.353	$9.628	$10.940	$13.598	$6.817	$10.162	$11.320	$20.527

Total return for the year ended
As previously reported	12.85%	22.10%	25.09%	27.62%	9.63%	1.95%	7.09%	9.01%	11.76%	29.75%	19.13%
As restated	2.90%	12.71%	9.14%	14.29%	3.33%	1.95%	1.73%	3.05%	4.92%	15.96%	(1.04)%

	MFS® Emerging Growth Series	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	DWS EAFE® Equity Index Fund	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund
Number of units at December 31, 2005
As previously reported	52,432	1,669	9,897	12,994	49,244	—	12,687	41,072	18,885	1,810	32,445
As restated	160,771	1,463	20,062	24,983	74,257	—	13,791	41,069	39,370	2,766	42,206

Unit value at December 31, 2005
As previously reported	$19.127	$9.870	$19.286	$16.407	$20.686	$—	$13.108	$14.397	$32.074	$15.961	$15.617
As restated	$6.238	$11.260	$9.514	$8.533	$13.718	$—	$12.058	$14.398	$15.385	$10.444	$12.005

Total return for the year ended
As previously reported	19.64%	4.18%	19.61%	19.67%	13.34%	8.24%	10.04%	19.66%	11.48%	0.26%	24.81%
As restated	8.77%	1.56%	6.60%	7.27%	2.22%	1.61%	4.76%	1.66%	8.02%	0.11%	9.66%

	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund
Number of units at December 31, 2005
As previously reported	19,016	5,103	61,482	53,986
As restated	28,902	6,245	129,416	109,270

Unit value at December 31, 2005
As previously reported	$20.876	$14.187	$14.337	$24.216
As restated	$13.735	$11.593	$6.811	$11.964

Total return for the year ended
As previously reported	17.40%	1.56%	22.42%	26.15%
As restated	2.87%	(3.71)%	8.73%	7.60%

The following changes have been made to the 2004 footnote 7:

	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Core Equity Fund	AIM V.I. Premier Equity Fund	AIM V.I. Core Stock Fund	AIM V.I. Government Securities Fund	AIM V.I. International Growth Fund	AIM V.I. Technology Fund	AIM V.I. Utilities Fund	Alger American Balanced Portfolio	Alger American Growth Portfolio
Number of units at December 31,2004
As previously reported	30,005	60,423	22,995	32,977	24,896	810	21,071	80,002	15,190	911	35,449
As restated	94,415	184,296	66,549	99,692	48,644	956	46,131	292,305	29,885	1,159	172,286

Unit value at December 31, 2004
As previously reported	$22.685	$16.047	$22.596	$21.295	$18.506	$12.060	$19.766	$12.417	$15.606	$13.543	$35.113
As restated	$7.209	$5.261	$7.808	$7.044	$9.471	$10.219	$9.028	$3.399	$7.932	$10.645	$7.225

	Alger American Income & Growth Portfolio	Alger American Leveraged AllCap Portfolio	Alger American MidCap Growth Portfolio	Alger American Small Capitalization Portfolio	Dreyfus VIF- Appreciation Portfolio	Dreyfus VIF- Money Market Portfolio	Dreyfus VIF- Quality Bond Portfolio	Dreyfus Socially Resp Growth Fund, Inc.	Evergreen VA Balanced Fund	Evergreen VA Int’l Equity Fund	Evergreen VA Special Values Fund
Number of units at December 31,2004
As previously reported	72,791	36,329	66,292	26,651	11,417	692,575	61,347	14,718	2,808	9,566	61,552
As restated	88,185	163,582	125,390	74,975	43,680	64,490	52,395	55,879	3,967	12,273	53,749

Unit value at December 31, 2004
As previously reported	$10.048	$30.384	$20.796	$20.256	$35.553	$1.000	$11.408	$25.165	$13.737	$12.617	$16.307
As restated	$8.294	$6.748	$10.994	$7.200	$9.293	$10.737	$13.357	$6.628	$9.724	$9.834	$18.674

	MFS® Emerging Growth Series	MFS® High Income Series	MFS® Investors Trust Series	MFS® Research Series	MFS® Total Return Series	Scudder VIT EAFE® Equity Index Fund	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	Franklin Real Estate Fund	Franklin Zero Coupon Fund - 2010	Templeton Foreign Securities Fund
Number of units at December 31,2004
As previously reported	46,346	633	9,458	10,193	37,733	28,579	6,768	28,117	2,680	409	25,282
As restated	141,046	591	19,141	19,550	60,141	31,600	7,422	28,997	5,979	646	33,040

Unit value at December 31, 2004
As previously reported	$17.516	$10.367	$18.077	$15.296	$21.425	$9.538	$12.728	$14.347	$30.479	$16.413	$14.347
As restated	$5.756	$11.103	$8.932	$7.975	$13.442	$8.626	$11.606	$13.912	$13.662	$10.392	$10.978

	Templeton Global Asset Allocation Fund	Templeton Global Income Securities Fund	Wells Fargo Adv. VT Discovery Fund	Wells Fargo Adv. VT Opp. Fund
Number of units at December 31,2004
As previously reported	15,676	3,645	46,225	42,674
As restated	24,569	4,729	120,764	85,733

Unit value at December 31, 2004
As previously reported	$20.946	$15.635	$16.357	$22.445
As restated	$13.364	$12.051	$6.261	$11.172

PART C

OTHER INFORMATION

Item 26.	Exhibits

(a)	Board of Directors Resolutions. Resolution of the Board of Directors of United Investors Life Insurance Company establishing Titanium Universal Life Variable Account \1\

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts.

(1)	United Securities Alliance, Inc. Agreements:

(a)	Distribution Agreement; \2\

(b)	Selling Group Agreement \3\

(c)	Amendment to Distribution Agreement \14\

(d)	Contracts. Specimen Flexible Premium Variable Life Insurance Policy, Form TL99 (including Riders) \3\

(e)	Applications. Application form \3\

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(1)	Articles of Incorporation of United Investors Life Insurance Company.\4\

(2)	By-laws of United Investors Life Insurance Company \4\

(g)	Reinsurance Contracts.

(h)	Participation Agreements.

Forms of Participation Agreements with:

(1)	AIM Variable Insurance Funds, Inc. \5\

(a)	Amendment to Participation Agreement for AIM Variable Insurance Funds \10\

(b)	Amendment to Participation Agreement for AIM Variable Insurance Funds \12\

(c)	Amendment to Participation Agreement for AIM Variable Insurance Funds \15\

(2)	The Alger American Fund \5\

(3)	Scudder Investments VIT Funds \5\

(a)	Amendment to Participation Agreement for Scudder Investments VIT Funds. \12\

(b)	Amendment to Participation Agreement for Scudder Investments VIT Funds \14\

(4)	Dreyfus Variable Investment Fund \5\

(5)	Evergreen Variable Annuity Trust \5\

(a)	Amendment to Participation Agreement for Evergreen Variable Annuity Trust. \12\

(b)	Amendment to Participation Agreement for Evergreen Variable Annuity Trust. \15\

(6)	INVESCO Variable Investment Funds, Inc. \3\

(a)	Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc. \6\

(b)	Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc. \8\

(7)	MFS Variable Insurance Trust \7\

(a)	Amendment to Participation Agreement for MFS Variable Insurance Trust. \6\

(b)	Amendment to Participation Agreement for MFS Variable Insurance Trust. \12\

(c)	Amendment to Participation Agreement for MFS Variable Insurance Trust. \15\

(d)	Amendment to Participation Agreement for MFS Variable Insurance Trust. \16\

(8)	Strong Variable Insurance Funds, Inc. \5\

(9)	Franklin Templeton Variable Insurance Products Trust (Formerly Templeton Variable Product Series Fund) \5\

(a)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust. \8\

(b)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust. \13\

(c)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust \14\

(d)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust. \15\

(10)	Scudder Variable Series II \15\

(a)	Administrative Services Agreement \15\

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts.

(1)	AIM Funds Intermediary Regarding Compliance with SEC Rule 22c-2. *

(2)	Alger American Fund Rule 22c-2 Agreement. *

(3)	Dreyfus Variable Investment Fund 2006 Supplemental Agreement. *

(4)	DWS Funds Amendment. *

(5)	Evergreen Variable Annuity Trust Shareholder Information Agreement. *

(6)	MFS Variable Insurance Trust Rule 22c-2 Shareholder Information Agreement. *

(7)	Franklin Templeton Variable Insurance Products Trust Shareholder Information Agreement. *

(8)	Wells Fargo Advantage Funds Rule 22c-2 Shareholder Information Agreement. *

(k)	Legal Opinion. Opinion and consent of John H. Livingston, Esq. as to the legality of the securities being registered.*

(l)	Actuarial Opinion. Opinion and Consent of W. Thomas Aycock *

(m)	Calculation. *

(n)	Other Opinions.

(1)	Consent of Sutherland Asbill & Brennan LLP*

(2)	Consent of Independent Registered Public Accounting Firm*

(o)	Omitted Financial Statements. Not applicable.

(p)	Initial Capital Agreements. Not applicable.

(q)	Redeemability Exemption. Description of issuance, transfer and redemption procedures. \13\

*	Filed herewith.

\1\	Incorporated herein by reference to the Exhibit filed with the Initial Filing of the Form S-6 Registration Statement (File No. 333-89875) on October 28, 1999.

\2\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-89875) filed on April 27, 2000.

\3\	Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-89875) filed on January 26, 2000.

\4\	Incorporated herein by reference to the Exhibit filed electronically with Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 (File No. 33-11465), filed on behalf of United Investors Life Variable Account on April 29, 1998 (previously filed on January 22, 1987 as an Exhibit to the Form S-6 Registration Statement, File No. 33-11465).

\5\	Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on October 13, 2000.

\6\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on April 27, 2000.

\7\	Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on July 2, 1997.

\8\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 2 to the Registration Statement on form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on April 29, 2002.

\9\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 (File No. 333-89875) filed on April 29, 2002.

\10\	Incorporated herein by reference to the Exhibit filed with Post-effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on April 30, 2003.

\11\	Incorporated herein by reference to the Exhibit filed with Post-effective Amendment No. 6 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on April 30, 2003.

\12\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 (File No. 333-89875) on behalf of the Titanium Universal Life Variable Account on December 5, 2003.

\13\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on April 30, 2004.

\14\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on May 2, 2005.

\15\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on December 14, 2005.

\16\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on May 1, 2006.

Item 27.	Directors and Officers of the Depositor

United Investors Life Insurance Company (“United Investors”) is managed by a board of directors. The following table sets forth the name and position of each of the directors and senior officers.

Name and Principal Business Address*	Position and Offices with Depositor
Danny H. Almond	Executive Vice President and Chief Financial Officer and Assistant Treasurer
W. Thomas Aycock	Director, Senior Vice President and Chief Actuary
Tony G. Brill**	Director and Executive Vice President, Administration
David Kendall Carlson **	Director of Tax
Gary L. Coleman**	Director
Terry W. Davis	Director and Senior Vice President, Administration
Thomas E. Hamby	Vice President
Susan Huff	Vice President, Administration
Larry M. Hutchison**	Director
Michael J. Klyce	Director, Vice President and Treasurer
John H. Livingston	Director, Secretary and Counsel
James L. Mayton, Jr.	Vice President
Carol A. McCoy	Director and Assistant Secretary
Karen McLaughlin **	Senior Vice President, Policy Benefits
Anthony L. McWhorter	Director, President and Chief Executive Officer
W. Michael Pressley **	Vice President

*	Unless otherwise noted, the principal business address of each person is: United Investors Life Insurance Company, P.O. Box 10207, Birmingham, Alabama 35233.

**	Principal business address: Torchmark Corporation, 3700 South Stonebridge, McKinney, Texas 75070.

Item 28.	Persons Controlled by or Under Common Control With the Depositor or Registrant

The Depositor, United Investors, is indirectly owned by Torchmark Corporation. The following table shows the persons controlled by or under common control with United Investors, their Parent Company, and the State or Jurisdiction of Incorporation. All companies are 100% owned by their Parent Company, unless otherwise indicated, which is indirectly owned by Torchmark Corporation. The Registrant is a segregated asset account of United Investors.

Name	Parent Co. Code	Jurisdiction
AILIC Receivables Corporation	E	Delaware
American Income Life Insurance Co.	A	Indiana
American Income Marketing Services, Inc.	E	Texas
American Life and Accident Insurance Co.	A	Texas
Brown-Service Funeral Homes Co., Inc. (Services burial insurance policies)	B	Alabama
First United American Life Insurance Co.	D	New York
Torchmark Insurance Agency, Inc. (AL)	C	Alabama
Globe Insurance Agency, Inc. (AR)	A	Arkansas
Globe Life And Accident Insurance Co.	C	Delaware
Globe Marketing and Advertising Distributors, LLC	A	Delaware

Name	Parent Co. Code	Jurisdiction
Globe Marketing Services Inc.	A	Oklahoma
Liberty National Auto Club, Inc.	B	Alabama
Liberty National Life Insurance Co.	C	Alabama
National Income Life Insurance Co.	E	New York
TMK Re, Ltd.	C	Bermuda
Torchmark Corporation (holding company)		Delaware
United American Insurance Co.	C	Delaware
United Investors Life Insurance Co.	B	Missouri
TMK Buildings Corporation	C	Texas
TMK Properties, LP	G	Texas

*	Parent company owns 81%; remaining 19% owned by Torchmark Corporation.

Parent Company Codes

A	Globe Life And Accident Insurance Co.

B	Liberty National Life Insurance Co.

C	Torchmark Corporation

D	United American Insurance Co.

E	American Income Life Insurance Company

F	United Investors Life Insurance Company

G	TMK Buildings Corporation

Item 29.	Indemnification

Article XII of United Investors’ By-Laws of provides as follows:

ARTICLE XII

“Each Director or officer, or former Director or officer, of this Corporation, and his legal representatives, shall be indemnified by the Corporation against liabilities, expenses, counsel fees and costs, reasonably incurred by him or his estate in connection with, or arising out of, any action, suit, proceeding or claim in which he is made a party by reason of his being, or having been, such Director or officer; and any person who, at the request of this Corporation, serves as Director or officer of another corporation in which this Corporation owns corporate stock, and his legal representatives, shall in like manner be indemnified by this Corporation; provided that, in either case shall the Corporation indemnify such Director or officer with respect to any matters as to which he shall be finally adjudged in any such action, suit or proceeding to have been liable for misconduct in the performance of his duties as such Director or officer. The indemnification herein provided for shall apply also in respect of any amount paid in compromise of any such action, suit, proceeding or claim asserted against such Director or officer (including expenses, counsel fees, and costs reasonably incurred in connection therewith), provided that the Board of Directors shall have first approved such proposed compromise settlement and determined that the officer or Director involved is not guilty of misconduct, but in taking such action any Director involved shall not be qualified to vote thereof, and if for this reason a quorum of the Board cannot be obtained to vote on such matters, it shall be determined by a committee of three (3) persons appointed by the shareholders at a duly called special meeting or at a regular meeting. In determining whether or not a Director or officer is guilty of misconduct in relation to any such matter, the Board of Directors or committee appointed by the shareholders, as the case shall be, may rely conclusively upon an opinion of independent legal counsel selected by such Board or committee. The rights to indemnification herein provided shall not be exclusive of any other rights to which such Director or officer may be lawfully entitled.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and

Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriter

(a)	Other Activity. United Securities Alliance, Inc. (“United Securities”) is the principal underwriter of the policies as defined in the Investment Company Act of 1940 (the “1940 Act”). It is also the principal underwriter for Titanium Annuity Variable Account.

(b)	Management. The following table provides certain information with respect to the officers and directors of United Securities:

Name and Principal Business Address*	Positions and Offices with United Securities
Jeff Cannella	President and Chief Operating Officer
Patrick Sutherland	Executive Vice President and Chief Financial Officer

*	The principal business address for the officers and Directors listed is Financial Plaza A, 7730 East Belleview Ave., Suite AG-9, Greenwood Village, Colorado 80111.

(c)	Compensation From the Registrant. The following commissions and other compensation were received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year ended December 31, 2006:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
United Securities Alliance, Inc.	$2,887,853.30	None	N/A	None

Item 31.	Location of Accounts and Records

All of the accounts, books, records or other documents maintained by Section 31(a) of the 1940 Act and rules under it are maintained by United Investors at 2001 Third Avenue South, Birmingham, Alabama 35233.

Item 32.	Management Services

All management contracts are discussed in Part A or Part B.

Item 33.	Fee Representation

United Investors hereby represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United Investors.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Birmingham and the State of Alabama, on the 23rd day of April, 2007.

TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT (REGISTRANT)

By:	/s/ Anthony L. McWhorter
Anthony L. McWhorter
Director, President and Chief Executive Officer

By:	UNITED INVESTORS LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Anthony L. McWhorter
Anthony L. McWhorter
Director, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Anthony L. McWhorter ANTHONY L. MCWHORTER	Director, President and Chief Executive Officer	April 23, 2007

/s/ W. Thomas Aycock W. THOMAS AYCOCK	Director, Senior Vice President and Chief Actuary	April 23, 2007

/s/ Tony G. Brill TONY G. BRILL	Director and Executive Vice President, Administration	April 24, 2007

/s/ Gary L. Coleman GARY L. COLEMAN	Director	April 24, 2007

/s/ Larry M. Hutchison LARRY M. HUTCHISON	Director	April 24, 2007

/s/ Michael J. Klyce MICHAEL J. KLYCE	Director, Vice President and Treasurer	April 25, 2007

/s/ John H. Livingston JOHN H. LIVINGSTON	Director, Secretary and Counsel	April 23, 2007

/s/ Carol A. McCoy CAROL A. MCCOY	Director and Assistant Secretary	April 23, 2007

/s/ Terry W. Davis TERRY W. DAVIS	Director and Senior Vice President, Administration	April 23, 2007

/s/ Danny H. Almond DANNY H. ALMOND	Executive Vice President, Chief Financial Officer and Assistant Treasurer	April 24, 2007

/s/ Susan Huff SUSAN HUFF	Vice President, Administration	April 24, 2007

EXHIBIT INDEX

Exhibit No.	Name of Exhibit

26(j)(l)	AIM-Variable Insurance Funds Intermediary Regarding Compliance with SEC Rule 22c-2.

26(j)(2)	Alger American Fund Rule 22c-2 Agreement.

26(j)(3)	Dreyfus Variable Investment Fund 2006 Supplemental Agreement.

26(j)(4)	DWS Funds Amendment

26(j)(5)	Evergreen Variable Annuity Trust Shareholder Information Agreement.

26(j)(6)	MFS Variable Insurance Trust Rule 22c-2 Shareholder Information Agreement.

26(j)(7)	Franklin Templeton Variable Insurance Products Trust Shareholder Information Agreement.

26(j)(8)	Wells Fargo Advantage Funds Rule 22c-2 Shareholder Information Agreement.

26(k)	Opinion and consent of John H. Livingston, Esquire as to the legality of the securities being registered.

26(l)	Opinion and consent of W. Thomas Aycock as to actuarial matters pertaining to the securities being registered.

26(m)	Calculation.

26(n)(l)	Consent of Sutherland Asbill & Brennan LLP.

26(n)(2)	Consent of Independent Registered Public Accounting Firm.